UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016
(unaudited)

TABLE OF CONTENTS
Schedules of Investments	1

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value

ARGENTINA — 0.1%
Banco Macro ADR	822	$51,482
Ternium ADR	13,966	285,046
YPF ADR	11,474	231,201

		567,729

AUSTRALIA — 1.9%
Abacus Property Group ‡	45,505	109,681
Aconex *	16,401	83,428
Adelaide Brighton	18,475	72,625
AGL Energy	37,851	526,388
Amcor	35,511	415,813
APA Group	79,013	525,680
Ardent Leisure Group	29,520	48,707
Aristocrat Leisure	19,431	147,744
Asciano	15,387	103,307
ASX	1,069	35,544
Beach Energy	208,561	117,349
Brambles	27,337	259,406
Burson Group	35,308	133,696
Caltex Australia	9,340	230,805
Cleanaway Waste Management	105,495	63,369
Commonwealth Bank of Australia	4,947	277,934
Computershare	23,896	183,692
CSG	53,286	56,520
CSL	10,349	827,649
CYBG *	18,923	61,869
Domino’s Pizza Enterprises	54,371	2,563,562
DuluxGroup	22,574	109,851
Event Hospitality and Entertainment	5,176	59,073

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Goodman Group ‡	105,227	$551,266
GUD Holdings	3,733	24,240
Hansen Technologies	24,702	63,672
Incitec Pivot	54,083	132,413
Insurance Australia Group	14,182	62,220
IRESS	11,306	100,064
iSentia Group	21,469	59,256
JB Hi-Fi	4,199	70,144
LendLease Group	49,100	474,133
Macquarie Atlas Roads Group	18,280	67,689
McMillan Shakespeare	5,650	52,755
Mineral Resources	108,072	608,900
National Australia Bank	8,136	168,204
Navitas	18,894	73,554
Newcrest Mining *	4,891	70,547
Origin Energy	46,669	194,812
Orora	240,651	483,066
Pacific Brands	29,197	25,419
Qantas Airways	327,641	802,175
Ramsay Health Care	4,029	198,972
Recall Holdings	9,733	61,646
Regis Resources	190,549	420,164
Rio Tinto	2,512	98,461
Scentre Group ‡	15,293	54,536
SMS Management & Technology	13,961	20,063
Southern Cross Media Group	57,479	47,201
Spotless Group Holdings	33,984	33,463
Star Entertainment Group	94,739	406,998
Stockland ‡	19,141	63,601
Suncorp Group	6,044	57,444
Super Retail Group	9,154	58,884
Sydney Airport	27,357	141,655
Tabcorp Holdings	24,107	81,201
Tatts Group	40,099	114,945
Telstra	190,997	778,406
Ten Network Holdings *	41,069	29,665
TPG Telecom	23,833	194,081
Transurban Group	30,115	265,159
Treasury Wine Estates	17,023	120,633
Vicinity Centres ‡	26,039	65,732
Village Roadshow	3,957	15,826
Washington H Soul Pattinson	7,947	98,191
Wesfarmers	18,007	585,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Westfield ‡	5,874	$45,110
Westpac Banking	9,821	231,863
Whitehaven Coal *	151,136	88,486
Woodside Petroleum	18,175	391,642
Woolworths	22,151	372,389

		16,240,230

AUSTRIA — 0.3%
ams	5,335	140,980
BUWOG	13,939	293,362
Conwert Immobilien Invest	8,493	134,496
Erste Group Bank	8,232	236,784
Immobilien Anlagen	7,359	140,553
Oesterreichische Post	2,072	80,928
OMV	22,524	675,988
Schoeller-Bleckmann Oilfield Equipment	1,010	68,107
Verbund	11,909	166,365
voestalpine	4,346	156,658
Wienerberger	5,642	111,474

		2,205,695

BELGIUM — 0.3%
Anheuser-Busch InBev	3,783	468,262
Barco	1,043	72,840
Bekaert	1,905	83,796
bpost	3,522	99,350
Cofinimmo ‡ *	1	124
Colruyt	338	19,460
Delhaize Group	2,090	219,046
D’ieteren	1,219	53,970
Groupe Bruxelles Lambert	4,211	371,908
Nyrstar	46,090	36,415
Proximus SADP	6,648	223,612
Telenet Group Holding *	3,256	161,808
Tessenderlo Chemie	9,699	333,288
UCB	6,560	490,881
Umicore	3,188	158,885

		2,793,645

BRAZIL — 0.9%
&FBovespa — Bolsa de Valores Mercadorias e Futuros	72,400	360,395
AES Tiete Energia	13,600	55,796
Aliansce Shopping Centers	6,000	26,256
Ambev ADR	110,236	616,219

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Arezzo Industria e Comercio	5,300	$38,172
Arteris	17,400	50,846
Banco do Brasil	32,800	208,001
BB Seguridade Participacoes	9,300	80,906
BrasilAgro — Brasileira de Propriedades Agricolas	6,300	21,725
Braskem ADR	3,810	54,293
BRF	9,500	135,156
CETIP — Mercados Organizados	24,532	300,725
Cia Energetica de Minas Gerais ADR	12,405	24,314
Cia Hering	5,600	23,349
Cia Paranaense de Energia ADR	15,850	131,079
Cielo	79,189	767,888
Cosan Industria e Comercio	25,322	233,544
CPFL Energia	21,005	121,844
CSU Cardsystem	14,100	17,998
Cyrela Brazil Realty Empreendimentos e Participacoes	10,000	30,152
Duratex	56,200	128,602
EcoRodovias Infraestrutura e Logistica	17,600	38,329
EDP — Energias do Brasil	11,900	43,908
Embraer	29,600	171,872
Equatorial Energia	9,400	115,558
Estacio Participacoes	18,000	62,595
Eternit	17,800	8,540
Fibria Celulose	32,937	290,177
Gerdau ADR	285,000	635,550
Grendene	11,300	55,658
Industrias Romi	43,400	23,345
Itau Unibanco Holding ADR	18,697	178,182
JBS	97,400	256,864
Kepler Weber	600	2,762
Kroton Educacional	82,669	308,153
Light	14,100	42,514
Linx	5,700	80,712
Localiza Rent a Car	9,200	89,693
Lojas Renner	40,514	243,255
Marfrig Global Foods *	8,400	15,680
MRV Engenharia e Participacoes	40,300	140,729
Multiplus	6,100	66,671
Odontoprev	39,900	122,859
QGEP Participacoes	23,800	28,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Qualicorp	22,029	$95,757
Raia Drogasil	1,600	25,829
Tereos Internacional *	294	4,928
Tractebel Energia	20,266	224,094
Transmissora Alianca de Energia Eletrica	9,100	53,183
Tupy	5,900	23,691
Ultrapar Participacoes	15,600	329,168
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	6,347	63,779
WEG	44,611	197,161

		7,466,690

CANADA — 2.5%
Agnico Eagle Mines	1,814	85,748
Aimia	5,900	40,252
Air Canada, Cl B *	98,200	730,219
Allied Properties ‡	3,039	85,621
Amaya *	1,900	25,759
Bank of Montreal	1,400	91,206
Bank of Nova Scotia	1,600	83,909
Barrick Gold	14,335	277,514
BCE	10,615	497,798
Boyd Group Income Fund	5,736	344,654
CAE	8,700	102,900
Canadian Imperial Bank of Commerce	3,500	282,689
Canadian National Railway	7,487	461,023
Canadian Tire, Cl A	800	87,141
Canadian Utilities, Cl A	6,200	178,336
Canfor *	4,052	44,308
Capital Power	5,173	73,264
CCL Industries, Cl B	3,096	566,913
Celestica *	50,700	543,488
Cenovus Energy	3,333	52,836
CGI Group, Cl A *	7,544	344,642
Chartwell Retirement Residences ‡	5,200	57,317
China Gold International Resources *	9,434	19,098
CI Financial	7,500	166,056
Cineplex	1,300	51,381
Cogeco Communications	1,155	57,552
Computer Modelling Group	5,400	43,210
Concordia Healthcare	50,961	1,481,675

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Constellation Software	500	$195,401
Cott	5,900	78,200
Descartes Systems Group *	13,369	246,453
Dollarama	24,094	1,737,103
Domtar	16,200	625,968
Emera	6,700	242,806
Empire	3,369	55,984
Enbridge	3,400	141,235
Enghouse Systems	1,200	50,164
Extendicare	7,542	55,602
Fairfax Financial Holdings	200	107,197
FirstService	3,664	164,642
Fortis	11,100	352,100
Franco-Nevada	1,900	133,410
George Weston	1,000	86,778
Gildan Activewear	4,089	127,001
Goldcorp	7,394	148,976
IMAX *	1,300	41,600
Imperial Oil	8,879	294,457
Innergex Renewable Energy	7,000	77,269
Jean Coutu Group PJC, Cl A	4,100	62,348
Kinross Gold *	26,437	150,653
Laurentian Bank of Canada	2,226	88,316
Linamar	8,200	355,070
Lions Gate Entertainment	36,000	799,200
Loblaw	4,649	256,516
lululemon athletica *	26,863	1,760,870
MacDonald Dettwiler & Associates	1,486	104,104
Maple Leaf Foods	15,752	326,163
Metro, Cl A	14,156	473,747
Mullen Group	5,580	64,975
New Flyer Industries	10,097	297,510
North West	2,800	62,240
Northland Power	5,100	84,587
Open Text	3,721	208,337
Parex Resources *	11,221	112,416
Parkland Fuel	5,723	109,151
Pason Systems	7,833	113,871
Pembina Pipeline	10,200	306,398
Progressive Waste Solutions	3,200	102,985
Quebecor, Cl B	5,400	144,436
Raging River Exploration *	12,048	97,655
Ritchie Bros Auctioneers	1,600	45,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Rogers Communications, Cl B	14,222	$553,147
Royal Bank of Canada	2,500	155,256
Saputo	6,300	198,083
SEMAFO *	33,413	148,863
Shaw Communications, Cl B	38,155	706,112
Sienna Senior Living	3,959	50,769
Silver Wheaton	6,569	137,642
SNC-Lavalin Group	1,912	71,942
Stantec	2,200	56,390
Sun Life Financial	4,300	146,680
Suncor Energy	2,743	80,517
Tahoe Resources	34,973	493,920
Thomson Reuters	4,800	197,555
Toromont Industries	2,200	65,946
TransCanada	5,172	214,762
Uni-Select	3,112	159,258
Valeant Pharmaceuticals International *	7,449	248,339
Yamana Gold	22,435	111,219

		21,762,710

CHILE — 0.2%
AES Gener	93,847	47,036
Aguas Andinas, Cl A	13,860	8,030
AntarChile	8,852	92,114
Antofagasta	10,767	76,018
Banco de Chile	474,424	52,011
Banco de Credito e Inversiones	1,171	50,353
Besalco	150,131	50,824
CAP	13,755	49,047
Colbun	46,100	12,423
Empresa Nacional de Electricidad	76,672	70,569
Empresa Nacional de Telecomunicaciones	7,770	67,783
Empresas CMPC	52,670	117,709
Empresas COPEC	19,102	190,811
Endesa Americas *	76,672	35,937
Enersis Americas	315,397	53,591
Enersis Chile *	315,397	38,625
Parque Arauco	28,360	54,919
Quinenco	20,604	40,542
SACI Falabella	62,761	485,720
Sociedad Quimica y Minera de Chile ADR	5,779	120,377

COMMON STOCK — continued
	Shares	Value

CHILE (continued)
SONDA	33,570	$67,036
Vina Concha y Toro	58,530	98,283

		1,879,758

CHINA — 3.8%
361 Degrees International	90,000	32,371
Agricultural Bank of China	532,000	192,721
Alibaba Group Holding ADR *	34,895	2,684,821
Aluminum Corp of China *	214,000	71,730
Anhui Conch Cement	56,500	149,683
Baidu ADR *	12,750	2,477,325
Bank of China	1,587,000	648,557
Bank of Communications	355,000	224,710
BYD *	10,500	61,861
CGN Power (A)	285,000	91,486
China Biologic Products *	2,126	248,742
China Coal Energy	152,000	72,111
China Communications Services	1,186,000	561,129
China Construction Bank	1,860,493	1,196,852
China Datang Renewable Power	136,000	16,130
China Eastern Airlines *	476,000	261,414
China King-Highway Holdings *	43,702	110,271
China Medical System Holdings	36,000	46,874
China Mobile	209,494	2,402,312
China National Building Material	204,000	105,723
China Oilfield Services	40,000	34,808
China Petroleum & Chemical	691,500	492,980
China Railway Construction	66,500	85,044
China Railway Group	182,000	145,001
China Resources Beer Holdings	38,000	83,673
China Shenhua Energy	36,500	61,736
China Shineway Pharmaceutical Group	420,000	481,352
China Shipping Container Lines *	42,000	9,638
China Southern Airlines	152,000	95,626
China Telecom	668,000	332,411
China Unicom Hong Kong	230,000	271,603
Chongqing Rural Commercial Bank	962,000	507,236
CNOOC	504,000	627,653
CRRC	34,000	33,181
Ctrip.com International ADR *	71,600	3,122,476
Datang International Power Generation	214,000	60,970
Dongfeng Motor Group	70,000	76,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Evergrande Real Estate Group	177,000	$131,434
Golden Eagle Retail Group	49,000	56,474
Great Wall Motor	37,500	28,426
Guangdong Electric Power Development, Cl B	96,271	54,609
Hengan International Group	20,000	179,969
Huadian Power International	60,000	30,863
Huaneng Power International	140,000	100,530
Industrial & Commercial Bank of China	1,544,000	837,994
Inner Mongolia Yili Industrial Group, Cl A	92,799	215,093
Inner Mongolia Yitai Coal, Cl B	75,600	61,009
Intime Retail Group	58,000	52,340
Kweichow Moutai, Cl A *	13,400	519,096
KWG Property Holding	205,500	133,522
Leju Holdings ADR *	3,391	15,836
NetEase ADR	7,997	1,125,178
New Oriental Education & Technology Group ADR	7,065	276,665
Ping An Insurance Group of China	104,008	491,420
Sihuan Pharmaceutical Holdings Group	122,000	28,153
Sinopec Shanghai Petrochemical	576,000	283,660
Sinopharm Group	474,099	2,035,284
Sinotruk Hong Kong	74,500	37,649
Stella International Holdings	39,000	98,545
Sun Art Retail Group	85,000	63,775
TAL Education Group ADR *	5,557	321,528
Tencent Holdings	313,776	6,427,698
Tingyi Cayman Islands Holding	65,530	76,623
Tsingtao Brewery	14,000	53,063
Uni-President China Holdings	78,000	72,802
Vipshop Holdings ADR *	3,160	43,102
Want Want China Holdings	182,000	140,309
Yanzhou Coal Mining	64,000	36,468
Zhuzhou CRRC Times Electric	15,500	88,621
Zijin Mining Group	354,000	117,286

		32,414,122

COLOMBIA — 0.0%
Avianca Holdings ADR	8,819	51,238

CZECH REPUBLIC — 0.0%
Philip Morris CR	13	6,819

COMMON STOCK — continued
	Shares	Value

CZECH REPUBLIC (continued)
Unipetrol *	6,190	$50,057

		56,876

DENMARK — 0.7%
AP Moeller — Maersk, Cl A	52	70,803
AP Moeller — Maersk, Cl B	165	232,026
Carlsberg, Cl B	3,184	310,087
Chr Hansen Holding	1,940	120,733
Danske Bank	27,884	788,510
Dfds	5,198	207,530
DSV	1,462	61,519
Genmab *	1,969	291,728
H Lundbeck	6,144	205,219
Novo Nordisk, Cl B	27,886	1,556,969
Novo Nordisk ADR	15,324	854,926
Novozymes, Cl B	5,101	244,467
Pandora	2,967	385,271
Royal Unibrew	5,012	226,399
SimCorp	1,274	57,274
TDC	23,457	120,033
Tryg	11,320	213,697

		5,947,191

EGYPT — 0.0%
Commercial International Bank Egypt SAE	21,462	108,926

FINLAND — 0.4%
Amer Sports	9,162	270,878
Elisa	4,423	165,156
Fortum	15,044	226,697
Huhtamaki	9,232	362,591
Kesko, Cl B	5,084	203,111
Kone, Cl B	11,268	514,035
Neste	6,234	199,443
Nokia	27,795	163,908
Orion, Cl B	6,075	211,886
Sampo, Cl A	11,130	485,947
Sanoma	9,867	48,356
Stora Enso, Cl R	14,793	129,074
Tikkurila	129	2,261
Valmet	11,626	145,771

		3,129,114

FRANCE — 2.6%
Accor	2,340	103,654

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Air Liquide	7,923	$898,155
Airbus Group	6,293	393,511
Alten	2,681	165,774
Atos	1,068	95,009
AXA	31,000	781,460
BNP Paribas	6,165	326,421
Capgemini	10,953	1,022,532
Christian Dior	923	162,074
Cie Generale des Etablissements Michelin	1,028	107,294
CNP Assurances	3,431	58,400
Danone	24,508	1,716,615
Dassault Systemes	6,242	488,170
Electricite de France	7,949	114,185
Engie	32,852	541,690
Eurazeo	729	51,337
Eutelsat Communications	291	9,038
Fonciere Des Regions ‡	546	51,667
Gecina ‡	393	56,836
Hermes International	2,327	828,673
ICADE ‡	687	54,082
Iliad	4,917	1,074,531
Ingenico Group	1,419	167,358
Ipsen	923	55,857
JCDecaux	26,610	1,175,378
Kering	11,260	1,929,486
Klepierre ‡	1,324	62,272
Korian	2,735	86,154
Lagardere	3,023	80,203
L’Oreal	2,404	436,167
LVMH Moet Hennessy Louis Vuitton	3,172	527,020
Numericable-SFR	57,603	1,885,428
Orange	65,525	1,086,431
Orpea	751	61,924
Remy Cointreau	3,511	291,391
Renault	7,191	693,970
Rubis	4,549	355,036
Safran	9,338	643,369
Sanofi	8,623	712,001
Sartorius Stedim Biotech	364	139,003
SCOR	1,455	49,540
SEB	3,264	365,785
Sodexo	3,479	351,318

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Suez Environnement	3,550	$65,446
Technip	418	24,463
Teleperformance	4,565	409,811
TOTAL	18,090	909,969
Unibail-Rodamco ‡	576	154,335
Veolia Environnement	6,721	165,116
Vicat	814	56,670
Virbac	276	50,344
Vivendi	21,253	407,869
Wendel	411	47,485

		22,547,707

GERMANY — 2.4%
adidas	2,514	324,138
ADO Properties * (A)	4,352	143,269
Allianz	6,492	1,102,046
alstria office ‡	10,086	141,476
AURELIUS & KGaA	7,049	421,494
BASF	9,917	819,300
Bayer	5,200	599,895
Bechtle	682	71,221
Brenntag	1,164	68,255
Commerzbank	28,183	263,332
CTS Eventim & KGaA	2,873	100,633
Daimler	46,597	3,238,185
Deutsche EuroShop	1,066	49,674
Deutsche Lufthansa	3,236	50,245
Deutsche Telekom	87,817	1,536,988
Deutsche Wohnen	7,591	232,471
E.ON	59,788	616,761
Evonik Industries	1,927	61,043
Fraport Frankfurt Airport Services Worldwide	768	46,485
Freenet	3,906	119,284
Fresenius & KGaA	16,221	1,179,817
Fresenius Medical Care & KGaA	1,085	94,111
GEA Group	1,760	81,599
Gerresheimer	2,705	201,143
Grand City Properties	2,495	55,110
GRENKELEASING	202	39,830
Hannover Rueck	506	57,696
HeidelbergCement	1,187	105,459
Henkel & KGaA	3,765	382,527
HUGO BOSS	664	42,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Kabel Deutschland Holding	445	$51,714
KION Group	7,290	397,172
Krones	462	52,658
KUKA	677	66,699
KWS Saat	302	104,676
LEG Immobilien	2,256	208,752
Linde	1,588	242,568
MAN	704	76,380
Merk	794	74,616
MTU Aero Engines	593	55,965
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	214,927
Nemetschek	1,167	65,210
NORMA Group	2,590	133,189
ProSiebenSat.1 Media	1,152	58,727
Rheinmetall	8,685	679,429
RWE	23,859	356,388
SAP	18,543	1,450,623
Siemens	5,211	543,703
Software	2,194	83,834
STADA Arzneimittel	14,700	623,637
Stroeer & KGaA	4,590	226,000
Symrise	1,082	71,686
TAG Immobilien	3,903	51,820
Telefonica Deutschland Holding	8,989	45,639
TUI	2,748	39,791
Volkswagen	594	94,101
Vonovia	3,190	107,335
Wincor Nixdorf	1,419	82,948
Wirecard	38,671	1,670,037
Zalando * (A)	2,249	74,527

		20,250,580

GREECE — 0.2%
Aegean Airlines	5,497	50,415
Aegean Marine Petroleum Network	8,796	70,720
Alpha Bank AE *	24,430	52,337
Athens Water Supply & Sewage	9,035	47,587
Diana Shipping *	10,900	37,714
Eurobank Ergasias *	79,801	67,738
FF Group	1,514	31,238
GEK Terna Holding Real Estate Construction *	7,794	15,261
Grivalia Properties REIC AE ‡	3,869	33,297

COMMON STOCK — continued
	Shares	Value

GREECE (continued)
Hellenic Exchanges — Athens Stock Exchange	18,602	$104,536
Hellenic Petroleum	13,414	59,684
Hellenic Telecommunications Organization	21,268	205,532
Hellenic Telecommunications Organization ADR	1,699	7,781
Intralot — Integrated Lottery Systems & Services *	13,695	15,940
JUMBO	7,086	93,107
Metka	2,405	18,489
Motor Oil Hellas Corinth Refineries	7,664	87,281
Navios Maritime Acquisition	35,000	67,550
Navios Maritime Holdings	23,900	27,963
OPAP	9,095	68,545
Public Power	27,002	90,852
StealthGas *	26,007	101,687
Terna Energy	11,598	36,787
Titan Cement	8,085	184,661
Tsakos Energy Navigation	13,300	84,588

		1,661,290

HONG KONG — 1.9%
3SBio * (A)	43,500	52,658
AIA Group	289,429	1,742,492
Alibaba Pictures Group *	100,000	23,463
ANTA Sports Products	25,000	63,943
APT Satellite Holdings	383,000	305,140
Beijing Enterprises Holdings	16,500	86,362
Beijing Enterprises Water Group	160,000	95,914
Beijing Jingneng Clean Energy	172,000	54,548
BOC Hong Kong Holdings	18,000	53,952
Brightoil Petroleum Holdings	139,000	44,261
Brilliance China Automotive Holdings	24,000	23,793
C C Land Holdings	123,000	35,836
Cafe de Coral Holdings	16,000	48,370
Cheung Kong Infrastructure Holdings	9,000	85,105
China Conch Venture Holdings	26,500	53,704
China Everbright International	40,000	44,966
China High Speed Transmission Equipment Group	168,000	130,598
China Huishan Dairy Holdings	166,000	62,061
China Innovationpay Group *	304,000	15,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Mengniu Dairy	118,000	$200,497
China Minsheng Banking	11,400	10,743
China Overseas Land & Investment	36,000	114,865
China Power International Development	130,000	55,808
China Resources Cement Holdings	76,000	25,082
China Resources Gas Group	30,000	85,086
China Resources Land	38,000	93,862
China Resources Power Holdings	46,000	77,923
China State Construction International Holdings	38,000	59,374
China Traditional Chinese Medicine *	120,000	56,466
China Zhongwang Holdings	169,600	84,834
CITIC	52,000	76,154
CK Hutchison Holdings	26,100	312,922
CLP Holdings	85,500	790,860
CSPC Pharmaceutical Group	62,000	55,231
Esprit Holdings	33,300	29,192
Galaxy Entertainment Group	398,441	1,345,790
GCL New Energy Holdings *	696,000	34,545
Geely Automobile Holdings	60,000	29,935
Global Brands Group Holding *	76,000	9,014
GOME Electrical Appliances Holding	371,000	47,829
G-Resources Group	1,956,000	44,885
Guangdong Investment	72,000	102,103
Guangzhou Automobile Group	72,000	83,817
Guangzhou Baiyunshan Pharmaceutical Holdings	22,000	46,740
Guangzhou R&F Properties	54,800	76,722
Haier Electronics Group	33,000	55,731
Hang Seng Bank	21,700	394,449
HC International *	74,000	49,989
Henderson Land Development	7,000	43,768
HKT Trust & HKT	188,000	272,418
Honbridge Holdings *	306,000	23,669
Hong Kong Exchanges and Clearing	17,100	432,741
Hongkong Land Holdings	8,000	50,800
Hopewell Highway Infrastructure	3,000	1,497
Hopewell Holdings	60,000	202,658
Hua Han Health Industry Holdings	564,000	58,895
Hysan Development	19,000	84,138
Jardine Matheson Holdings	800	44,240
Jardine Strategic Holdings	500	14,475

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Johnson Electric Holdings	125	$370
Kingboard Chemical Holdings	47,000	90,645
Kingston Financial Group	58,000	21,609
KuangChi Science *	201,000	96,394
Kunlun Energy	1,158,993	1,010,042
Landing International Development *	1,865,000	53,616
Lee & Man Paper Manufacturing	475,250	311,854
Lenovo Group	8,000	6,363
Li & Fung	138,000	85,573
Link ‡	13,000	79,020
Luye Pharma Group *	40,000	27,846
Man Wah Holdings	168,570	196,889
MGM China Holdings	40,800	57,332
MTR	53,500	264,848
New World Development	40,000	39,913
Nine Dragons Paper Holdings	114,000	82,154
Orient Overseas International	1,500	5,714
PAX Global Technology	111,000	96,019
PCCW	275,000	186,479
Phoenix Healthcare Group	53,500	81,248
Power Assets Holdings	44,500	424,239
Sands China	102,898	368,777
Shanghai Industrial Holdings	23,000	52,482
Shanghai Pharmaceuticals Holding	30,900	65,729
Shangri-La Asia	36,000	44,043
Shenzhen International Holdings	40,780	66,767
Sino Biopharmaceutical	210,000	149,441
Sino Land	32,000	50,412
Sino Oil And Gas Holdings *	335,000	7,860
SJM Holdings	72,000	48,452
SSY Group	76,690	26,299
Sun Hung Kai Properties	8,000	101,123
Sunny Optical Technology Group	53,757	166,325
Superb Summit International Group *	75,000	—
Swire Pacific, Cl A	4,000	43,497
Techtronic Industries	75,681	284,405
Television Broadcasts	15,400	57,575
Tong Ren Tang Technologies	38,000	59,668
Tonly Electronics Holdings	800	371
Town Health International Medical Group	344,000	64,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
TPV Technology	158,000	$25,665
Truly International Holdings	220,000	86,220
VTech Holdings	9,000	93,053
West China Cement	406,000	85,839
WH Group * (A)	129,093	104,514
Wharf Holdings	13,000	70,557
Wynn Macau	1,386,400	1,983,916
Yue Yuen Industrial Holdings	19,000	69,319

		16,098,008

HUNGARY — 0.1%
OTP Bank	6,730	178,228
Richter Gedeon Nyrt	14,476	287,669

		465,897

INDIA — 1.0%
Adani Ports & Special Economic Zone	38,001	136,467
Ambuja Cements	16,467	54,865
Ashapura Minechem *	38,031	41,884
Asian Paints	3,335	43,554
Aurobindo Pharma	5,942	68,078
Bharat Heavy Electricals	25,789	48,755
Bharat Petroleum	16,266	239,833
Bharti Airtel *	39,613	217,146
Bharti Infratel	54,514	308,156
CESC	5,541	44,985
Container of India	3,962	80,808
Dabur India	12,231	50,857
Eicher Motors	215	64,941
Garware Wall Ropes	10,689	57,063
HDFC Bank ADR	17,572	1,104,752
Hero MotoCorp	1,088	47,526
Hindustan Petroleum	16,466	206,973
Hindustan Unilever	7,397	96,787
ICICI Bank	24,461	87,382
Indian Oil	35,023	228,761
Infosys ADR	34,206	643,073
ITC	103,324	506,183
Kotak Mahindra Bank	4,873	52,686
LIC Housing Finance	9,616	67,021
Lupin	2,367	57,355
Mahindra & Mahindra	4,827	96,857
Maruti Suzuki India	1,076	61,556
Motherson Sumi Systems	17,543	66,741

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
Nilkamal	4,127	$76,383
NMDC	26,177	37,551
NTPC	65,095	136,706
Power Grid Corp of India	155,495	336,167
Reliance Capital	12,640	77,092
Reliance Industries	13,023	192,940
RSWM	9,466	47,251
Sangam India	13,477	56,840
Sanghvi Movers	3,448	15,072
Shree Cement	258	49,375
Siemens	4,335	74,361
Siyaram Silk Mills	167	2,641
Sun Pharmaceutical Industries	31,345	383,389
TAKE Solutions	6,565	12,654
Tata Consultancy Services	6,657	254,467
Tata Motors ADR *	9,514	289,035
Tata Power	92,670	98,496
Tinplate of India *	21,107	24,184
Torrent Power	36,889	130,555
Trident	60,878	47,129
TVS Srichakra	584	20,199
UltraTech Cement	4,514	215,148
UPL	16,184	131,244
Vardhman Textiles	19,263	254,546
WNS Holdings ADR *	2,434	77,134
Yes Bank *	9,644	137,099
Zee Entertainment Enterprises	32,636	204,141

		8,162,844

INDONESIA — 0.5%
Agung Podomoro Land *	1,976,000	38,058
AKR Corporindo	102,100	50,322
Asahimas Flat Glass	9,000	4,623
Astra Graphia	171,500	25,748
Astra International	163,000	83,119
Bank Central Asia	534,077	528,489
Bank Negara Indonesia Persero	297,500	103,430
Bank Tabungan Negara Persero	1,313,100	175,239
Bumi Serpong Damai	938,887	131,706
Energi Mega Persada *	14,621,400	55,435
Gudang Garam	78,600	412,727
Hanjaya Mandala Sampoerna	20,060	151,918
Indocement Tunggal Prakarsa	25,500	38,140
Indofood Sukses Makmur	122,700	66,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
Indosat *	57,700	$29,314
Japfa Comfeed Indonesia	1,750,500	122,779
Jasa Marga Persero	88,500	36,573
Kalbe Farma	998,100	104,063
Matahari Department Store	117,757	169,653
Metrodata Electronics	11,365	625
Perusahaan Gas Negara Persero	475,600	94,485
Petrosea *	162,400	6,650
Samudera Indonesia	15,400	5,220
Semen Indonesia Persero	100,100	75,143
Sugih Energy *	2,112,200	55,255
Tambang Batubara Bukit Asam Persero	25,500	13,632
Telekomunikasi Indonesia Persero	4,332,008	1,166,108
Tower Bersama Infrastructure *	78,000	35,043
Unilever Indonesia	2,500	8,071
United Tractors	122,100	138,876
Waskita Karya Persero	1,212,425	215,585

		4,142,320

IRELAND — 0.9%
Accenture PLC, Cl A	15,323	1,730,273
Bank of Ireland *	609,745	185,021
C&C Group PLC	940	4,223
CRH PLC	20,004	581,117
Dalata Hotel Group *	7,190	36,299
Experian	12,077	220,756
Fleetmatics Group *	1,899	68,839
Fly Leasing ADR	3,873	45,392
Greencore Group	49,211	259,433
Icon PLC *	2,894	195,577
Kerry Group, Cl A	2,546	227,015
Paddy Power Betfair	829	111,110
Ryanair Holdings ADR	22,712	1,838,536
Seagate Technology	15,400	335,258
Smurfit Kappa Group	5,127	135,907
Trinity Biotech PLC ADR	11,905	136,907
Tyco International	30,125	1,160,415
Weatherford International *	25,100	204,063
XL Group, Cl A	4,600	150,558

		7,626,699

ISRAEL — 0.2%
Bank Hapoalim	38,928	200,017

COMMON STOCK — continued
	Shares	Value

ISRAEL (continued)
Bezeq The Israeli Telecommunication	83,753	$178,000
Check Point Software Technologies *	1,200	99,444
Elbit Systems	3,320	331,745
Israel Chemicals	19,122	94,428
Israel Discount Bank, Cl A *	140,915	235,412
Kenon Holdings *	7	61
Mellanox Technologies *	500	21,625
Mizrahi Tefahot Bank	3,810	44,068
Oil Refineries *	133,566	48,171
Paz Oil	334	52,046
Sapiens International	9,582	112,876
Teva Pharmaceutical Industries	3,607	200,414
Teva Pharmaceutical Industries ADR	2,817	153,385
The Israel Corporation	206	42,060
Tower Semiconductor *	21,407	254,414

		2,068,166

ITALY — 1.3%
Amplifon	23,650	217,592
Ansaldo STS	5,099	61,889
Assicurazioni Generali	11,532	175,888
Atlantia	13,217	368,064
Banca Monte dei Paschi di Siena *	121,772	98,511
Brembo	6,259	336,200
CNH Industrial	293,936	2,255,040
Davide Campari-Milano	46,708	450,864
De’ Longhi	5,901	135,883
DiaSorin	1,323	77,260
Ei Towers	938	54,992
Enel	151,008	684,388
Eni	92,467	1,503,494
ERG	4,679	60,810
EXOR	3,879	145,687
Infrastrutture Wireless Italiane * (A)	10,675	54,712
Interpump Group	3,725	53,615
Intesa Sanpaolo	429,128	1,189,129
Italmobiliare	7,075	227,970
Luxottica Group	3,463	188,631
Mediaset	16,500	74,251
Moncler	3,746	60,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Parmalat	32,571	$90,852
Pfeiffer Vacuum Technology	714	76,737
Poste Italiane * (A)	7,701	58,816
Prysmian	12,070	284,571
Recordati	7,850	199,459
Reply	503	71,592
Snam	69,564	424,559
Telecom Italia *	523,307	509,334
Tenaris	4,206	56,734
Terna Rete Elettrica Nazionale	44,591	251,415
Unipol Gruppo Finanziario	98,810	423,155
Yoox Net-A-Porter Group, Cl A *	2,389	69,920

		10,992,751

JAPAN — 4.3%
Adastria	6,894	230,681
Aeon	9,200	141,116
Aica Kogyo	3,700	83,119
Air Water	8,000	119,539
Aisin Seiki	1,500	60,157
Alps Electric	4,400	80,225
ANA Holdings	28,000	80,227
Ariake Japan	3,122	173,265
Asahi Intecc	2,900	138,857
Asahi Kasei	13,000	91,502
Ashikaga Holdings	22,400	68,632
Astellas Pharma	30,600	425,834
Bridgestone	19,900	759,979
Calbee	4,000	157,320
Canon	6,600	191,163
Central Glass	22,000	123,692
Chiba Bank	12,000	62,765
Chubu Electric Power	21,600	286,852
Chugai Pharmaceutical	3,305	115,460
Citizen Holdings	9,900	57,321
Concordia Financial Group *	14,000	67,421
Cosmo Energy Holdings	700	9,230
Credit Saison	3,800	70,597
Dai Nippon Printing	8,000	77,257
Daicel	12,000	148,488
Daifuku	20,915	375,407
Daihatsu Motor	1,000	13,876
Daikyonishikawa	27,202	390,901
Daito Trust Construction	500	72,239

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Daiwa House Industry	2,700	$74,404
Daiwa Securities Group	299,000	1,789,993
Denso	2,100	82,681
Dip	11,000	262,512
Disco	2,294	197,139
East Japan Railway	1,500	137,010
Eisai	3,000	190,597
Electric Power Development	6,000	185,208
Fancl	7,300	98,055
Fast Retailing	200	54,209
FP	2,000	89,056
Frontier Real Estate Investment ‡	9	45,347
Fuji Heavy Industries	1,800	61,678
FUJIFILM Holdings	8,500	360,441
Fujitsu	14,000	50,641
Heiwa	13,700	289,174
Hino Motors	52,400	525,032
Hirose Electric	840	103,031
Hiroshima Bank	22,000	79,928
Hitachi	29,000	138,151
Hitachi Chemical	4,100	71,230
Hitachi Koki	5,800	40,465
Hokkaido Electric Power *	30,600	281,764
Hokkoku Bank	14,000	39,613
Hokuetsu Kishu Paper	22,000	139,747
Honda Motor	6,100	168,853
Hoshizaki Electric	7,132	603,464
House Foods Group	6,400	123,859
Idemitsu Kosan	3,400	74,750
ITOCHU	58,500	776,005
Itoham Yonekyu Holdings *	19,000	144,464
Japan Real Estate Investment ‡	11	68,378
Japan Retail Fund Investment ‡	27	67,145
Japan Tobacco	9,900	406,670
Jeol	15,000	67,939
Joyo Bank	11,000	38,660
JSR	2,800	39,469
JX Holdings	80,300	352,741
Kajima	113,000	719,931
Kamigumi	7,000	63,110
Kaneka	12,000	101,229
Kao	3,200	182,002
Kawasaki Heavy Industries	17,000	49,670

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
KDDI	34,200	$1,008,825
Keio	15,000	132,962
Kewpie	4,500	120,917
Kintetsu Group Holdings	3,000	12,436
Kirin Holdings	7,000	103,759
Kobayashi Pharmaceutical	1,900	151,917
Koito Manufacturing	7,035	309,579
Komatsu	11,200	197,929
Koyo Seiko	6,000	77,376
Kuraray	8,600	112,315
Kyowa Hakko Kirin	3,000	53,642
Kyushu Electric Power	13,400	138,383
Kyushu Financial Group	7,810	42,720
Leopalace21	10,300	62,351
M3	2,700	72,977
Makita	1,300	83,646
Marubeni	17,000	92,614
Maruichi Steel Tube	1,800	52,669
Matsumotokiyoshi Holdings	3,100	154,042
Miraca Holdings	2,200	93,690
Mitsubishi	9,600	166,038
Mitsubishi Chemical Holdings	18,900	101,827
Mitsubishi Gas Chemical	9,000	49,823
Mitsubishi Heavy Industries	2,000	7,186
Mitsubishi Materials	16,000	51,189
Mitsubishi Motors	7,700	32,109
Mitsubishi Tanabe Pharma	6,100	111,467
Mitsubishi UFJ Financial Group	60,900	292,377
Mitsui	5,648	70,476
Mitsui Chemicals	20,000	68,894
Miura	8,100	152,506
Mizuho Financial Group	381,800	593,523
Morinaga	52,923	255,540
MS&AD Insurance Group Holdings	2,200	60,347
Murata Manufacturing	1,600	210,410
NEC	19,000	46,412
NGK Spark Plug	4,000	83,164
NH Foods	6,000	136,205
Nichirei	42,497	372,723
Nihon Kohden	2,900	73,129
Nihon M&A Center	4,674	270,089
Nippon Building Fund ‡	11	69,607
Nippon Paint Holdings	2,500	66,099

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Nippon Shinyaku	1,000	$45,425
Nippon Telegraph & Telephone	61,900	2,804,626
Nipro	28,500	280,197
Nishi-Nippon City Bank	107,000	192,656
Nissan Chemical Industries	2,200	60,499
Nissan Motor	5,100	47,166
Nisshin Seifun Group	9,900	162,801
Nissin Foods Holdings	900	41,806
Nitori Holdings	2,100	196,553
Nitto Denko	1,800	100,435
NOF	23,000	181,883
Nomura Research Institute	1,300	47,016
Noritz	3,800	63,769
NS Solutions	17,600	309,153
NTT Data	1,000	53,494
NTT DOCOMO	26,700	646,092
Obic	1,100	58,214
Odakyu Electric Railway	12,000	130,959
Okinawa Electric Power	3,400	86,748
Olympus	11,469	462,717
Ono Pharmaceutical	5,000	227,284
Onward Holdings	8,000	56,182
Open House	5,947	134,143
Oracle Japan	1,900	103,005
Oriental Land	700	48,824
Osaka Gas	60,000	215,794
Otsuka	1,300	62,696
Otsuka Holdings	5,700	227,552
PeptiDream *	1,000	59,774
Plenus	6,300	116,202
Relo Holdings	2,162	280,170
Rengo	52,000	283,167
Resona Holdings	144,500	515,070
Ricoh	5,700	59,994
Rohto Pharmaceutical	3,200	55,143
Santen Pharmaceutical	5,400	78,384
Sawai Pharmaceutical	800	51,943
SCSK	6,825	252,971
Seiko Epson	3,100	53,051
Sekisui House	3,700	66,376
Seria	2,400	141,138
Seven Bank	19,500	85,266
Sharp *	50,000	68,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Shimadzu	4,000	$60,161
Shimamura	500	67,676
Shin-Etsu Chemical	3,700	212,894
Shinsei Bank	46,000	66,271
Shionogi	3,300	173,503
Shizuoka Bank	5,000	38,299
Showa Shell Sekiyu	8,600	90,141
Sompo Japan Nipponkoa Holdings	2,900	76,330
Start Today	2,036	85,850
Sumitomo	10,200	110,737
Sumitomo Electric Industries	6,600	82,201
Sumitomo Metal Mining	6,000	68,568
Sumitomo Mitsui Financial Group	6,700	211,346
Sumitomo Osaka Cement	33,000	142,794
Sumitomo Realty & Development	3,000	87,865
Sundrug	3,100	220,061
Suruga Bank	4,200	84,062
Taiheiyo Cement	18,000	48,823
Taisei	43,683	304,340
Takashimaya	10,000	73,513
Takeda Pharmaceutical	5,900	288,902
TDK	1,000	60,853
TechnoPro Holdings	9,040	260,835
Teijin	15,000	55,330
Terumo	3,100	121,635
Toho Gas	19,000	130,500
Tokai Rika	27,400	511,582
Tokio Marine Holdings	2,700	92,066
Tokyo Electric Power Holdings *	26,700	146,582
Tokyo Electron	2,500	172,409
Tokyo Gas	60,000	270,776
TonenGeneral Sekiyu	19,000	181,729
Toray Industries	15,000	129,124
TOTO	500	17,620
Toyo Suisan Kaisha	2,000	72,374
Toyota Boshoku	8,400	161,469
Toyota Motor	11,100	580,339
Trend Micro	1,400	54,552
TV Asahi Holdings	40,600	677,685
Unicharm	7,900	168,347
USS	6,900	112,241
Wacoal Holdings	9,000	111,404
West Japan Railway	200	12,401

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Yahoo Japan	12,900	$59,485
Yamaguchi Financial Group	5,000	46,542
Yokogawa Electric	4,800	53,635

		36,595,297

JERSEY — 0.0%
Randgold Resources ADR	2,142	215,271

LUXEMBOURG — 0.0%
Trinseo *	2,100	89,859

MALAYSIA — 0.6%
AirAsia	147,300	71,642
Allianz Malaysia *	8,400	21,933
Axiata Group	92,300	133,494
Berjaya Sports Toto	79,868	62,152
Boustead Holdings	42,700	42,519
British American Tobacco Malaysia	4,900	57,548
Bumi Armada	190,000	38,423
Bursa Malaysia	54,084	116,433
Datasonic Group	199,700	67,478
DRB-Hicom	7,800	1,937
Favelle Favco	44,500	31,098
Genting Malaysia	132,900	152,071
Hartalega Holdings	45,800	50,296
Heineken Malaysia	10,400	40,040
Hong Leong Bank	16	55
Hua Yang	74,700	34,420
IHH Healthcare	258,892	434,082
IJM	102,000	90,080
IOI	104,000	117,671
IOI Properties Group	51,999	32,212
JCY International	131,600	22,234
Kim Loong Resources	13,000	11,281
KNM Group *	380,200	46,230
Lafarge Malaysia	12,700	28,479
Malayan Banking	101,300	231,565
Malaysian Pacific Industries	129,900	246,067
Mega First	11,200	5,017
MISC	148,600	321,431
My EG Services	141,400	72,754
Padini Holdings	90,500	50,735
Panasonic Manufacturing Malaysia	900	6,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
Petron Malaysia Refining & Marketing *	38,300	$52,943
Petronas Chemicals Group	119,200	204,744
Petronas Dagangan	18,200	111,068
PPB Group	18,700	77,452
Protasco	15,460	6,728
Shell Refining Federation of Malaya *	78,300	61,734
Sime Darby	24,900	49,080
Sunway	16,800	13,461
Sunway Construction Group	1,680	697
Telekom Malaysia	64,900	110,479
Tenaga Nasional	149,700	550,286
Top Glove	235,600	299,136
UEM Edgenta	9,800	9,483
UMW Holdings	26,900	45,172
UMW Oil & Gas *	150,700	36,069
Unisem M	581,900	329,194
VS Industry	198,000	61,329
WTK Holdings	49,300	15,144
YTL Power International	219,900	84,436

		4,756,596

MEXICO — 0.8%
Alpek, Cl A	44,400	74,402
America Movil ADR, Cl L	26,936	381,414
Arca Continental	29,700	204,875
Axtel *	53,405	23,777
Banregio Grupo Financiero	3,800	22,816
Bio Pappel *	36,779	47,415
Cemex *	1	1
Coca-Cola Femsa	6,900	60,154
Concentradora Fibra Danhos ‡	22,600	50,692
Controladora Vuela Cia de Aviacion ADR *	2,353	49,131
El Puerto de Liverpool	8,400	95,461
Fibra Uno Administracion ‡	197,082	468,172
Fomento Economico Mexicano ADR	1,500	139,815
Genomma Lab Internacional, Cl B *	19,000	20,872
Gruma, Cl B	29,505	430,073
Grupo Aeroportuario del Centro Norte, Cl B	25,140	145,773
Grupo Aeroportuario del Pacifico, Cl B	33,400	315,370

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Grupo Aeroportuario del Sureste, Cl B	4,600	$70,842
Grupo Aeroportuario del Sureste ADR	629	96,765
Grupo Bimbo, Ser A	18,400	56,030
Grupo Financiero Banorte, Cl O	115,391	656,075
Grupo Financiero Inbursa, Cl O	1,926	3,775
Grupo Lala, Cl B	94,700	253,254
Grupo Mexico	104,600	266,050
Grupo Televisa ADR	15,652	457,508
Industrias Bachoco	58,020	243,146
Industrias Bachoco ADR	1,975	99,323
Industrias Penoles	6,500	101,550
Infraestructura Energetica Nova	12,800	49,929
Kimberly-Clark de Mexico, Cl A	192,834	458,417
Mexichem	40,500	102,305
Nemak (A)	66,000	94,332
PLA Administradora Industrial S de RL ‡	26,500	48,734
Prologis Property Mexico ‡	96,732	152,818
Promotora y Operadora de Infraestructura	46,007	583,249
Unifin Financiera SOFOM ENR	49,900	146,353
Wal-Mart de Mexico	115,295	284,943

		6,755,611

NETHERLANDS — 1.9%
Aalberts Industries	10,763	368,741
Aegon	124,185	712,700
Akzo Nobel	3,685	261,147
Altice, Cl A *	127,622	1,936,279
Arcadis	1,989	34,060
ASM International	2,408	98,229
ASML Holding	4,978	481,087
ASML Holding, Cl G	4,525	437,115
Boskalis Westminster	2,647	110,342
Cimpress *	1,300	114,231
Core Laboratories	1,807	241,524
Euronext (A)	1,166	49,267
Fugro	3,607	73,394
Gemalto	784	50,991
GrandVision (A)	10,380	285,256
Heineken	2,446	229,246
ING Groep	115,977	1,420,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

NETHERLANDS (continued)
InterXion Holding *	51,984	$1,761,218
James Hardie Industries	18,672	263,076
Koninklijke DSM	5,876	360,370
Koninklijke KPN	95,353	375,049
Koninklijke Philips Electronics	9,705	266,706
Koninklijke Vopak	1,666	90,509
LyondellBasell Industries, Cl A	6,800	562,156
NN Group	45,874	1,589,506
QIAGEN *	5,125	114,845
Refresco Gerber * (A)	5,145	95,262
RELX	25,227	423,329
Royal Dutch Shell, Cl A	22,366	581,544
Royal Dutch Shell, Cl B	30,300	790,716
TNT Express	6,504	59,036
Unilever	32,333	1,420,391
Wessanen	8,670	89,537
Wolters Kluwer	5,236	199,261
Yandex, Cl A *	22,734	465,365

		16,411,782

NEW ZEALAND — 0.2%
a2 Milk *	95,733	118,317
Auckland International Airport	30,774	132,151
Contact Energy	9,672	34,308
Fisher & Paykel Healthcare	21,264	135,856
Fletcher Building	23,167	134,911
Genesis Energy	52,879	75,876
Goodman Property Trust ‡	56,953	53,289
Kiwi Property Group ‡	31,160	32,201
Meridian Energy	34,403	63,658
Precinct Properties New Zealand ‡	52,735	46,948
SKYCITY Entertainment Group	33,207	113,383
Spark New Zealand	50,521	130,875
Xero *	9,986	114,353
Z Energy	25,533	139,775

		1,325,901

NORWAY — 0.4%
Atea	10,036	94,105
BW LPG (A)	6,630	39,853
DNB	16,888	216,243
Gjensidige Forsikring	8,858	151,706
Kongsberg Gruppen	4,384	73,504
Marine Harvest	4,701	73,155
Nordic Semiconductor *	20,047	116,644

COMMON STOCK — continued
	Shares	Value

NORWAY (continued)
Opera Software	17,309	$141,450
Orkla	29,498	257,545
Prosafe	137,200	82,983
Salmar	38,399	953,793
Schibsted, Cl B *	5,951	169,176
Statoil	22,778	402,555
Telenor	17,668	304,127
Tomra Systems	6,440	74,783
Veidekke	9,557	131,156
XXL (A)	21,558	260,377
Yara International	6,901	276,319

		3,819,474

PANAMA — 0.2%
Copa Holdings, Cl A	20,933	1,334,479

PERU — 0.0%
Credicorp	724	105,284

PHILIPPINES — 0.1%
Cebu Air	35,240	66,891
First Gen	31,100	13,431
GT Capital Holdings	4,417	128,777
Integrated Micro-Electronics	11,000	1,337
Lopez Holdings	1,340,500	208,991
Metro Pacific Investments	2,403,222	297,280
Pepsi-Cola Products Philippines	143,400	11,347
Philweb	38,500	19,296
San Miguel	106,590	152,312
San Miguel Pure Foods	8,160	35,677
SM Prime Holdings	468,367	226,255

		1,161,594

POLAND — 0.4%
Agora	24,897	81,143
Alior Bank *	2,223	40,197
Alumetal	1,430	19,088
AmRest Holdings *	382	22,368
Asseco Poland	25,128	381,171
Ciech *	6,299	116,839
ComArch	895	32,827
Cyfrowy Polsat	12,474	79,348
Emperia Holding	687	10,313
Energa	17,333	56,491
Eurocash	4,385	62,611

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

POLAND (continued)
Fabryki Mebli Forte	3,528	$61,004
Grupa Azoty	2,961	67,413
Grupa Kety	447	38,529
Grupa Lotos *	6,147	47,798
Impexmetal *	21,898	15,834
ING Bank Slaski	2,169	69,270
KGHM Polska Miedz	5,110	99,551
Lentex	16,761	39,389
LiveChat Software	1,611	17,596
Orange Polska	41,350	67,383
PGE Polska Grupa Energetyczna	202,736	700,051
PKP Cargo	2,982	32,211
Polski Koncern Naftowy ORLEN	25,515	459,570
Polskie Gornictwo Naftowe i Gazownictwo	122,255	162,710
Powszechna Kasa Oszczednosci Bank Polski	14,086	90,267
Powszechny Zaklad Ubezpieczen	16,940	153,203
Trakcja *	50,506	161,431

		3,185,606

PORTUGAL — 0.2%
Banco BPI, Cl G *	47,728	59,789
Banco Comercial Portugues, Cl R *	3,666,349	162,469
Banco Espirito Santo * (B)	66,989	—
CTT-Correios de Portugal	16,547	152,866
EDP — Energias de Portugal	51,164	181,850
Galp Energia SGPS	16,055	220,514
Jeronimo Martins SGPS	10,329	169,012
Navigator	46,046	164,239
NOS SGPS	22,076	158,368
Pharol SGPS *	133,260	21,668

		1,290,775

PUERTO RICO — 0.0%
OFG Bancorp	12,200	107,726
Popular	4,800	142,656
Triple-S Management, Cl B *	3,700	96,348

		346,730

RUSSIA — 0.4%
Gazprom PAO ADR	4,804	24,827
Lenta GDR *	4,460	28,767
Magnit PJSC GDR	638	22,075
Magnitogorsk Iron & Steel Works GDR	25,803	123,854

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
MegaFon PJSC GDR	13,342	$153,433
Mobile TeleSystems PJSC ADR	17,272	159,939
Novatek OAO GDR	1,875	180,000
OTCPharm PJSC *	9,357	28,314
QIWI ADR	4,700	57,481
Rosneft OAO GDR	33,860	184,876
Rostelecom *	15,333	137,690
Sberbank of Russia PJSC ADR	122,956	985,615
Severstal PAO GDR	13,900	161,518
Surgutneftegas OAO ADR	23,300	147,955
Tatneft PAO ADR	19,300	605,055
X5 Retail Group GDR *	23,402	463,360

		3,464,759

SINGAPORE — 0.4%
Ascendas ‡	92,000	168,286
Ascott Residence Trust ‡	1,000	844
CapitaLand Mall Trust ‡	66,000	101,588
ComfortDelGro	21,000	45,128
Dairy Farm International Holdings	30,700	211,830
DBS Group Holdings	17,000	193,151
Ezra Holdings *	590,140	44,759
Flextronics International *	96,533	1,172,876
Genting Singapore	184,900	112,052
Golden Agri-Resources	461,600	137,294
Haw Par	9,100	60,831
Keppel ‡	4,960	3,873
Keppel Infrastructure Trust	124,000	45,180
M1	55,000	101,015
Oversea-Chinese Banking	33,000	215,199
Singapore Airlines	6,400	54,727
Singapore Post	96,000	112,072
Singapore Press Holdings	84,300	254,495
Singapore Technologies Engineering	31,000	74,224
Singapore Telecommunications	81,800	234,783
Starhill Global ‡	1,000	580
Wilmar International	102,700	283,316

		3,628,103

SOUTH AFRICA — 0.8%
AECI	7,859	53,049
Anglo American Platinum *	6,638	191,736
AngloGold Ashanti *	7,718	122,531
AVI	8,181	50,735

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
Bidvest Group	8,574	$217,602
Brait *	2,471	27,629
EOH Holdings	6,099	59,361
FirstRand	70,092	225,265
Gold Fields	17,127	77,819
Gold Fields ADR	28,428	133,612
Group	76,837	804,575
Group ADR	20,700	216,315
Harmony Gold Mining ADR	38,424	140,632
Hosken Consolidated Investments	7,904	66,907
KAP Industrial Holdings	85,302	37,751
Liberty Holdings	4,543	44,647
MiX Telematics ADR	1,607	6,557
MMI Holdings	69,084	114,871
Mr Price Group	3,286	41,742
Nampak	19,396	33,191
Naspers, Cl N	1,036	142,150
Net 1 UEPS Technologies *	19,000	226,480
Netcare	49,850	126,978
Pick n Pay Holdings	4,761	10,117
Pioneer Foods Group	3,934	45,955
PPC	40,213	42,373
Remgro	13,860	248,862
RMB Holdings	20,680	84,389
Sanlam	78,867	382,278
Sappi *	106,800	462,904
Sasol	21,548	702,966
Sibanye Gold	85,025	320,145
SPAR Group	8,744	130,682
Standard Bank Group	68,621	615,674
Steinhoff International Holdings	67,873	424,157
Telkom SOC	17,083	68,019
Tiger Brands	4,784	118,346
Tongaat Hulett	3,919	32,406
Transaction Capital	14,668	12,159
Vodacom Group	8,826	102,611
Wilson Bayly Holmes-Ovcon	5,288	45,134
Woolworths Holdings	38,122	245,332

		7,256,644

SOUTH KOREA — 2.8%
Amorepacific	664	237,476
BGF retail	378	61,706
BNK Financial Group	5,248	42,789

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Busan City Gas	843	$24,341
CJ	817	153,448
CJ CheilJedang	430	143,409
Coway	846	73,210
CrystalGenomics *	831	11,523
Daesung Holdings	1,980	17,256
Daewon San Up	6,352	38,355
DGB Financial Group	8,962	72,127
Dong-A ST, Cl A	164	20,583
Dongbu Insurance	988	60,785
Dongil Industries	125	6,484
Dongsuh	1,830	51,797
Dongwon Development	23,550	89,496
Doosan	597	56,326
E-MART	418	67,319
Green Cross	1,680	255,082
GS Holdings	8,010	388,760
Halla Holdings	736	36,561
Hanssem	244	40,902
Hanwha	2,671	88,611
Hanwha Life Insurance	6,954	40,770
Hyosung	1,126	121,059
Hyundai Department Store	600	77,673
Hyundai Glovis	420	70,037
Hyundai Home Shopping Network	578	67,722
Hyundai Marine & Fire Insurance	24,357	679,790
Hyundai Merchant Marine *	9,024	15,840
Hyundai Mobis	1,821	416,334
Hyundai Steel	3,726	205,692
Hyundai Wia	725	61,466
Innocean Worldwide	305	22,119
Kangnam Jevisco	1,106	39,701
Kangwon Land	6,365	238,255
KB Financial Group	10,772	329,003
KB Financial Group ADR	8,400	255,444
KCC	202	75,347
Kia Motors	23,316	980,197
KISCO	520	23,960
Kolon Industries	936	57,422
Korea Aerospace Industries	802	47,723
Korea Electric Power	32,201	1,746,552
Korea Petrochemical Industries	489	101,070
Korea Zinc	399	173,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Korean Air Lines *	2,371	$60,763
KT ADR	10,577	143,953
KT&G	3,821	412,483
Kumho Petrochemical	1,199	71,873
LG	1,291	77,161
LG Chemical	1,570	409,242
LG Display	14,575	305,724
LG Display ADR	14,541	149,045
LG Electronics	5,732	292,788
LG International	2,201	73,212
LG Uplus	3,970	39,024
LIG Nex1	1,248	97,811
Lotte Chemical	1,210	310,624
Lotte Chilsung Beverage	75	129,673
Lotte Confectionery	34	74,541
LOTTE Fine Chemical	1,448	47,720
LS	1,669	74,412
Macquarie Korea Infrastructure Fund	27,221	202,354
Macrogen *	377	11,598
Medy-Tox	1,048	389,068
Mi Chang Oil Industrial	247	18,340
Mobase *	6,214	45,757
NAVER	3,808	2,262,608
Orion	117	95,498
Osstem Implant *	500	31,420
Ottogi	55	39,437
Paradise	7,118	108,388
POSCO	1,756	370,649
POSCO ADR	3,400	176,868
POSCO Coated & Color Steel	663	13,267
Posco Daewoo	2,814	61,373
Posco ICT *	12,756	64,261
Posco M-Tech	7,212	19,812
RedcapTour	444	7,190
S&T Holdings	5,420	113,452
Sam Young Electronics	1,260	13,768
Samsung C&T	959	110,259
Samsung Card	1,780	60,614
Samsung Electronics	3,678	4,018,878
Samsung Electronics GDR	1,205	656,725
Samsung Fire & Marine Insurance	1,241	320,761
Samsung Life Insurance	1,874	180,097

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
SeAH Holdings	100	$12,243
Seoyon Electronics	2,576	8,795
Sewon Precision Industry	4,119	73,205
Shinhan Financial Group	11,552	423,796
Shinsegae	255	47,334
SK Chemicals	1,021	65,145
SK Holdings	705	138,599
SK Hynix	28,859	712,990
SK Innovation	5,222	710,383
SK Telecom	214	38,691
SK Telecom ADR	26,055	521,100
S-Oil	6,302	481,748
ViroMed *	2,639	326,575
YESCO	1,130	37,042
Young Poong	43	40,872
Yuhan	1,520	389,538

		24,075,585

SPAIN — 1.2%
Abertis Infraestructuras	14,402	242,831
Aena * (A)	20,492	2,922,501
Almirall	5,528	90,834
Amadeus IT Holding, Cl A	12,492	568,442
Banco Popular Espanol	25,096	68,249
Banco Santander	213,503	1,080,814
Bankia	49,351	45,942
CaixaBank	39,220	118,066
Ebro Foods	6,406	145,164
Enagas	8,971	273,294
Ence Energia y Celulosa	34,016	98,155
Faes Farma	23,823	74,880
Ferrovial	3,841	82,641
Gamesa Tecnologica	13,659	268,935
Grifols	12,258	266,616
Grifols ADR	44,620	701,426
Grupo Catalana Occidente	1,419	44,927
Iberdrola	27,289	193,859
Industria de Diseno Textil	16,520	530,319
Merlin Properties Socimi ‡	22,206	258,085
Red Electrica	4,207	375,601
Repsol	45,772	599,850
Tecnicas Reunidas	1,930	64,818
Telefonica	49,814	543,133
Vidrala	1,121	66,298

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

SPAIN (continued)
Viscofan	2,878	$161,445
Zardoya Otis	7,474	79,334

		9,966,459

SWEDEN — 0.8%
Assa Abloy, Cl B	6,651	139,473
Autoliv	1,934	236,857
Axfood	16,899	312,919
Betsson	4,969	67,198
BillerudKorsnas	9,996	155,222
BioGaia, Cl B	1,360	34,379
Capio * (A)	8,334	44,522
Elekta, Cl B	21,122	154,395
Fingerprint Cards, Cl B *	1,616	96,793
Hennes & Mauritz, Cl B	11,792	419,231
Hexpol	16,200	167,438
Holmen, Cl B	4,046	139,461
Hufvudstaden, Cl A	7,488	115,997
ICA Gruppen	2,088	68,565
Industrivarden, Cl A	2,480	48,701
Indutrade	4,594	257,604
Infant Bacterial Therapeutics *	136	1,041
Karo Pharma *	11,882	46,164
Lifco, Cl B	1,359	35,200
Lundin Petroleum *	10,867	203,525
Meda, Cl A	18,568	342,437
Medivir, Cl B *	7,694	53,175
Pandox, Cl B *	4,547	77,176
Peab	30,993	258,582
Saab, Cl B	8,181	279,850
Sandvik	5,244	53,808
Securitas, Cl B	8,623	136,156
Skandinaviska Enskilda Banken, Cl A	12,858	122,809
Skanska, Cl B	6,356	139,777
SKF, Cl B	4,224	77,795
SSAB, Cl A	19,106	80,274
Svenska Cellulosa SCA, Cl B	11,785	371,141
Svenska Handelsbanken, Cl A	7,273	96,817
Swedbank, Cl A	26,258	566,330
Telefonaktiebolaget LM Ericsson, Cl B	51,627	417,879
Telia	125,270	598,236
Trelleborg, Cl B	19,558	356,311

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
Unibet Group	5,512	$62,187
Volvo, Cl B	7,150	83,694
Wallenstam, Cl B	14,484	121,745

		7,040,864

SWITZERLAND — 3.0%
Ascom Holding	3,463	56,676
Baloise Holding	465	57,537
Burckhardt Compression Holding	264	93,981
Cie Financiere Richemont	43,050	2,863,119
Comet Holding	80	55,749
Credit Suisse Group	193,433	2,937,891
dorma+kaba Holding	343	222,397
Dufry *	777	102,218
EMS-Chemie Holding	499	246,691
Flughafen Zuerich	386	354,293
Gategroup Holding	4,931	271,660
Geberit	1,180	453,032
Givaudan	307	604,847
Julius Baer Group	47,109	2,013,906
Kudelski *	3,000	51,131
Kuehne + Nagel International	10,043	1,446,829
Kuoni Reisen Holding	304	118,757
LafargeHolcim	46,390	2,348,757
Mobimo Holding	450	103,059
Nestle	21,266	1,585,030
Novartis	11,522	879,193
Partners Group Holding	319	131,351
Roche Holding	4,672	1,181,028
Schindler Holding	1,970	358,761
SGS	186	409,305
Sika	41	174,505
STMicroelectronics	43,136	265,241
Straumann Holding	636	220,442
Swatch Group	2,200	383,502
Swiss Life Holding	4,257	1,074,345
Swiss Prime Site	725	63,522
Swiss Re	2,126	188,599
Swisscom	928	470,626
Syngenta *	1,650	660,482
TE Connectivity	37,110	2,207,303
Tecan Group	351	48,737
Temenos Group	8,422	436,771
UBS Group	24,124	417,448

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Vontobel Holding	2,109	$91,237
Zurich Insurance Group	907	202,995

		25,852,953

TAIWAN — 1.4%
AU Optronics	87,000	25,356
AU Optronics ADR	57,291	160,415
Basso Industry	46,620	104,506
Cal-Comp Electronics Thailand	678,000	63,905
Casetek Holdings	19,000	85,713
Cheng Shin Rubber Industry	61,000	126,906
Chicony Electronics	19,190	46,111
China Airlines *	191,000	62,477
China Steel	179,520	126,070
China Steel Chemical	24,000	80,365
ChipMOS TECHNOLOGIES	795	13,372
Chunghwa Telecom	214,000	723,220
CTBC Financial Holding	109,181	55,516
CTCI	39,000	50,847
Delta Electronics	92,621	430,755
E.Sun Financial Holding	81,000	44,954
Eclat Textile	5,114	58,429
Elite Advanced Laser	19,000	91,309
Ennoconn	15,525	198,316
Eva Airways *	41,000	20,339
Evergreen Marine Taiwan	136,350	50,307
Far Eastern New Century	102,939	77,077
Far EasTone Telecommunications	100,518	226,885
Feng TAY Enterprise	9,000	38,787
First Financial Holding	105,000	51,437
Formosa Petrochemical	91,000	258,726
Formosa Plastics	135,200	336,606
Fubon Financial Holding	182,000	221,483
Gourmet Master	12,000	96,735
Hon Hai Precision Industry	262,798	628,212
Hon Hai Precision Industry GDR	109,628	531,696
Hota Industrial Manufacturing	15,000	72,086
Hua Nan Financial Holdings	92,000	44,641
King Slide Works	5,000	59,297
Land Mark Optoelectronics	6,761	99,571
Makalot Industrial	6,000	32,090
Mega Financial Holding	75,683	53,736
Merida Industry	9,000	36,973
Namchow Chemical Industrial *	27,000	50,144

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Novatek Microelectronics	26,000	$91,092
OBI Pharma *	5,000	58,987
Pegatron	80,000	169,411
Pou Chen	146,000	184,237
Powertech Technology	73,000	148,024
President Chain Store	33,763	239,198
Sheng Yu Steel *	34,000	20,661
Shin Zu Shing	26,000	74,244
Silicon Motion Technology ADR	4,887	188,394
SinoPac Financial Holdings	225,000	66,691
St. Shine Optical	3,000	56,181
Sunny Friend Environmental Technology *	39,347	170,793
Taiwan Cement	65,000	66,304
Taiwan Cooperative Financial Holding	126,000	55,669
Taiwan Semiconductor Manufacturing	99,000	460,422
Taiwan Semiconductor Manufacturing ADR	148,661	3,506,913
Tatung *	257,000	40,160
Uni-President Enterprises	144,059	259,952
Voltronic Power Technology *	3,000	47,344
Wan Hai Lines	73,000	40,175
Win Semiconductors	66,000	124,826
Yuanta Financial Holding	129,000	42,596
Yungtay Engineering	30,000	43,531

		11,691,175

THAILAND — 0.6%
Advanced Info Service	22,800	101,826
Bangchak Petroleum	480,000	425,995
Bangchak Petroleum NVDR	62,300	55,291
Bangkok Bank	7,900	37,544
Bangkok Chain Hospital	175,300	51,692
Bangkok Expressway & Metro	468,225	79,758
BEC World	23,500	17,492
BTS Group Holdings	120,600	31,764
Bumrungrad Hospital	8,200	47,655
Cal-Comp Electronics Thailand	171,900	14,862
Central Pattana NVDR	91,920	138,814
Charoen Pokphand Foods	35,881	24,448
CP ALL NVDR	329,227	431,209
Delta Electronics Thailand	80,500	165,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Electricity Generating	9,100	$46,243
Fabrinet *	14,000	447,580
GFPT NVDR	63,400	23,051
Indorama Ventures	193,600	157,962
Kang Yong Electric	1,000	8,903
Karmarts NVDR	107,500	20,928
Kasikornbank	6,400	30,598
Krung Thai Bank	1,138,200	570,240
Krung Thai Bank NVDR	565,600	283,367
Krungthai Card NVDR	9,200	24,297
Major Cineplex Group	22,500	20,291
Minor International	40,810	43,520
Muramoto Electron Thailand	900	6,029
PTT	8,800	76,587
PTT NVDR	45,700	397,733
PTT Global Chemical NVDR	44,400	79,444
Ratchaburi Electricity Generating Holding	16,200	23,421
Robinson Department Store	33,100	48,802
Siam Cement	4,800	67,335
Siam City Cement	5,500	51,016
Siam Wellness Group	48,500	11,594
Sino-Thai Engineering & Construction	41,400	27,142
Star Petroleum Refining NVDR *	170,800	53,788
Superblock *	639,000	33,660
Thai Oil	32,700	61,786
Thai Oil NVDR	59,900	113,181
Thai Union Group, Cl F	147,200	87,233
Thai Vegetable Oil NVDR	8,600	6,340
Thanachart Capital	428,100	425,894
Thanachart Capital NVDR	213,700	212,599
Tipco Asphalt NVDR	225,500	158,812
TMB Bank NVDR	1,485,900	96,990
TTW PCL *	81,600	24,062
Vibhavadi Medical Center	729,600	59,738

		5,424,448

TURKEY — 0.4%
Akbank	29,981	92,150
Anadolu Efes Biracilik Ve Malt Sanayii	8,205	64,514
Arcelik	44,013	295,570

COMMON STOCK — continued
	Shares	Value

TURKEY (continued)
Aselsan Elektronik Sanayi Ve Ticaret	22,157	$158,061
Baticim Bati Anadolu Cimento Sanayii	4,440	11,060
BIM Birlesik Magazalar	11,197	246,510
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	17,361
DO & CO	675	76,691
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	44,512	47,885
Enka Insaat ve Sanayi	78,971	137,170
Eregli Demir ve Celik Fabrikalari	62,803	104,821
Ford Otomotiv Sanayi	7,400	99,442
Haci Omer Sabanci Holding	16,489	59,521
Is Yatirim Menkul Degerler	26,414	9,346
Petkim Petrokimya Holding	385,272	565,928
TAV Havalimanlari Holding	23,048	134,351
Tupras Turkiye Petrol Rafinerileri	10,341	272,939
Turk Hava Yollari AO *	77,101	190,136
Turkcell Iletisim Hizmetleri *	39,871	172,423
Turkiye Garanti Bankasi	31,825	98,046
Turkiye Halk Bankasi	27,643	106,205
Turkiye Is Bankasi, Cl C	152,516	267,639
Turkiye Vakiflar Bankasi TAO, Cl D	194,105	342,701
Ulker Biskuvi Sanayi	12,456	99,185
Vestel Beyaz Esya Sanayi ve Ticaret	19,859	91,487

		3,761,142

UNITED ARAB EMIRATES — 0.0%
DP World *	9,802	185,258
Emaar Properties PJSC	69,195	127,887

		313,145

UNITED KINGDOM — 4.8%
Admiral Group PLC	9,284	251,909
Anglo American	13,776	153,664
Aon PLC	2,595	272,786
ARM Holdings PLC	140,271	1,921,479
AstraZeneca	15,857	910,099
Auto Trader Group (A)	214,673	1,176,264
Aviva PLC	25,237	159,448
Babcock International Group	5,449	75,438
BAE Systems PLC	129,508	903,201
Barclays	172,000	431,012
Barratt Developments PLC	263,322	2,048,817

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Bellway PLC	1,608	$57,493
Berendsen	3,176	54,759
Berkeley Group Holdings PLC	1,267	55,446
BGEO Group PLC	4,808	160,878
BP PLC	148,498	810,958
British American Tobacco	9,918	604,305
British Land ‡	3,998	42,002
BT Group, Cl A	101,634	658,166
BTG *	16,819	145,485
Bunzl	31,043	924,863
Burberry Group PLC	23,637	410,649
Capita	4,879	71,361
Carnival	1,336	66,313
Centamin	153,972	271,997
Cobham PLC	34,964	78,675
Compass Group	12,240	218,013
Computacenter	6,175	75,429
Croda International	16,425	722,624
DCC	3,818	338,069
Dechra Pharmaceuticals	3,054	49,354
Delphi Automotive PLC	14,797	1,089,503
Derwent London ‡	915	43,906
Diageo	84,181	2,270,608
Direct Line Insurance Group	8,748	46,259
Dixons Carphone	9,942	61,768
Domino’s Pizza Group PLC *	104,649	1,404,464
easyJet	2,130	45,844
Electrocomponents	11,858	44,737
Elementis	27,586	87,024
Fevertree Drinks	24,883	221,965
Fidessa Group	2,409	84,091
Filtrona PLC	9,290	110,222
Firstgroup *	32,913	48,019
Fresnillo	6,275	102,048
Gazprom Neft PAO ADR	8,357	98,612
GlaxoSmithKline PLC	43,521	927,792
Great Portland Estates PLC ‡	5,548	61,447
Greggs	9,088	137,172
Halma	44,378	578,401
Hammerson ‡	3,450	29,464
Hargreaves Lansdown	92,803	1,743,811
Hikma Pharmaceuticals	2,566	82,635
Howden Joinery Group	8,109	58,532

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
HSBC Holdings	56,358	$372,624
IG Group Holdings	36,684	414,336
IMI	4,363	59,606
Informa	46,787	447,436
Inmarsat	23,719	322,138
Intermediate Capital Group	27,305	244,966
Intertek Group	7,299	347,358
Intu Properties ‡	12,825	57,024
JD Sports Fashion	16,096	293,749
Kingfisher	14,213	75,572
Kingspan Group	5,610	147,747
Laird	14,051	71,529
Land Securities Group ‡	2,883	47,686
Legal & General Group	31,848	103,819
Lloyds Banking Group	280,984	275,363
Lukoil PJSC ADR	13,968	592,034
Marks & Spencer Group	10,288	63,662
Marshalls	16,070	75,420
Micro Focus International	8,282	185,028
MMC Norilsk Nickel PJSC ADR	14,479	213,565
Moneysupermarket.com Group	21,097	96,763
National Grid PLC	79,506	1,132,431
NCC Group	11,082	42,473
Next	929	69,024
Oxford Instruments	4,810	46,140
Paddy Power Betfair	490	65,511
Pennon Group	12,684	150,490
Persimmon	1,910	55,453
PhosAgro OAO GDR	3,200	49,600
Playtech	11,731	137,898
Premier Farnell	29,357	52,010
Provident Financial	1,057	45,005
Randgold Resources	3,189	315,457
Reckitt Benckiser Group PLC	13,040	1,267,817
RELX	8,329	147,257
Renishaw	1,877	51,999
Rentokil Initial	76,332	196,410
Rexam	31,501	287,674
Rio Tinto	19,358	650,697
Royal Mail	10,739	76,401
RPC Group	45,363	483,530
RSA Insurance Group	10,202	68,437
Sage Group	79,229	685,334

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
SDL	7,627	$45,190
Segro ‡	7,685	46,903
Severn Trent	6,682	217,432
Shaftesbury PLC ‡	10,627	141,302
Sky	14,520	199,112
Smiths Group	3,293	53,312
Spectris	5,941	158,076
Spirax-Sarco Engineering	6,871	342,852
Spirent Communications	26,600	30,510
SSE	24,017	529,898
SSP Group	43,192	181,568
Standard Chartered PLC	18,360	148,111
Standard Life	7,953	37,895
Stolt-Nielsen	1,998	26,427
Subsea 7	4,377	40,281
Synthomer	12,205	62,042
Tate & Lyle	12,672	108,873
Telecom Plus	5,459	74,261
Travis Perkins	2,001	54,031
Tullow Oil	115,987	474,022
UBM	7,618	63,336
Ultra Electronics Holdings	2,889	74,548
Unilever	9,133	407,615
UNITE Group	27,360	252,856
Victrex PLC	3,660	74,870
Vodafone Group	356,379	1,141,429
VTB Bank PJSC GDR	79,310	169,882
WH Smith	8,647	211,630
William Hill	11,508	52,580
Worldpay Group * (A)	267,146	1,041,822
Xchanging	20,004	55,243

		40,601,662

UNITED STATES — 45.2%
Consumer Discretionary — 6.5%
Advance Auto Parts	3,967	619,249
Amazon.com *	5,449	3,594,106
Amcon Distributing	602	51,369
American Axle & Manufacturing Holdings *	19,800	307,098
Aramark	16,350	547,889
Ark Restaurants	500	10,135
Asbury Automotive Group *	900	54,558
AutoZone *	926	708,603

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Bassett Furniture Industries	3,100	$91,481
Beazer Homes USA *	14,500	119,190
Big 5 Sporting Goods	8,000	96,720
Big Lots	1,800	82,548
BJ’s Restaurants *	1,500	66,900
Bloomin’ Brands	29,950	560,065
BorgWarner	16,000	574,720
Boyd Gaming *	11,400	212,496
Bravo Brio Restaurant Group *	13,000	95,810
Cambium Learning Group *	30,097	136,941
Capella Education	200	11,062
Carriage Services, Cl A	18,322	447,607
Carrols Restaurant Group *	29,634	412,209
Cavco Industries *	3,500	306,915
Century Casinos *	4,300	25,671
Century Communities *	19,325	333,163
Charter Communications, Cl A *	321	68,129
Cherokee *	6,953	108,745
Children’s Place	3,800	296,058
Chipotle Mexican Grill, Cl A *	3,226	1,358,049
Coach	9,010	362,832
Columbia Sportswear	2,868	167,979
Comcast, Cl A	13,269	806,224
Cooper Tire & Rubber	18,000	621,720
Cooper-Standard Holding *	1,900	146,509
CSS Industries	5,800	162,168
CTC Media	26,900	52,993
Culp	700	18,368
Del Frisco’s Restaurant Group *	6,100	97,173
DeVry Education Group	34,000	589,900
Dick’s Sporting Goods	3,229	149,632
DineEquity	2,036	175,096
Dollar General	7,800	638,898
Dollar Tree *	21,056	1,678,374
DSW, Cl A	5,942	145,995
Eldorado Resorts *	21,627	283,530
Entercom Communications, Cl A	17,954	203,598
Entravision Communications, Cl A	37,766	300,240
Ethan Allen Interiors	2,300	78,292
EW Scripps, Cl A *	11,718	177,879
Express *	25,311	460,154
Flexsteel Industries	2,000	81,780

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Ford Motor	40,400	$547,824
Francesca’s Holdings *	2,200	36,520
General Motors	23,000	731,400
Gentex	48,000	769,920
Genuine Parts	5,695	546,549
GNC Holdings, Cl A	14,800	360,528
Good Times Restaurants *	2,225	6,875
Goodyear Tire & Rubber	22,600	654,722
Groupon, Cl A *	12,500	45,250
Harte-Hanks	19,100	34,762
Hasbro	9,405	796,039
Haverty Furniture	7,200	134,424
Home Depot	15,143	2,027,496
Houghton Mifflin Harcourt *	23,610	484,241
Interpublic Group of Companies	46,150	1,058,681
Interval Leisure Group	8,400	118,608
Isle of Capri Casinos *	2,300	34,270
J Alexander’s Holdings *	892	9,188
JC Penney *	26,300	244,064
K12 *	3,700	45,473
KB Home	3,400	46,138
Kirkland’s	11,696	192,048
Kohl’s	13,600	602,480
Kona Grill *	10,225	136,197
La-Z-Boy, Cl Z	3,400	87,958
Lear	3,400	391,442
LGI Homes *	13,288	372,197
Liberty Global, Cl A *	5,918	223,286
Liberty Global LiLAC *	295	11,071
Lowe’s	4,958	376,907
M/I Homes *	6,200	124,620
Marcus	200	3,870
Mattel	26,000	808,340
MCBC Holdings *	9,000	120,780
McDonald’s	9,574	1,211,015
Meredith	5,110	262,194
Modine Manufacturing *	20,600	222,686
Mohawk Industries *	3,160	608,710
Monarch Casino & Resort *	4,700	89,300
Monro Muffler Brake	2,014	139,409
Motorcar Parts of America *	12,813	410,913
Movado Group	4,600	129,766

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Murphy USA *	1,652	$94,858
National CineMedia	13,734	195,023
Nautilus *	19,519	344,315
New York Times, Cl A	71,000	910,220
NIKE, Cl B	26,969	1,589,553
Norwegian Cruise Line Holdings *	20,126	983,960
Office Depot *	118,000	693,840
O’Reilly Automotive *	5,245	1,377,756
Oxford Industries	1,200	79,704
PetMed Express	16,500	301,950
Pier 1 Imports	11,500	79,235
Priceline Group *	1,553	2,086,704
PVH	5,040	481,824
RCI Hospitality Holdings	12,300	126,075
Reading International, Cl A *	11,750	152,398
Red Lion Hotels *	21,859	172,686
Rocky Brands	12,300	148,215
Ross Stores	3,920	222,578
Ruth’s Hospitality Group	17,891	284,109
Scholastic	12,000	436,560
Sinclair Broadcast Group, Cl A	12,274	393,627
Smith & Wesson Holding *	21,600	471,528
Sonic	2,000	68,740
Sportsman’s Warehouse Holdings *	16,476	187,497
Stage Stores	13,400	98,624
Standard Motor Products	2,400	85,224
Starbucks	6,600	371,118
Stein Mart	9,100	65,884
Stoneridge *	23,100	329,406
Strattec Security	1,300	68,770
Sturm Ruger	1,700	108,851
Target	2,400	190,800
TEGNA	31,000	724,160
Tenneco *	6,800	362,440
Tile Shop Holdings *	4,900	87,416
Time	56,000	823,200
Time Warner	16,733	1,257,318
Time Warner Cable	1,428	302,893
TJX	12,010	910,598
TopBuild *	4,363	136,213
Tower International	5,000	114,750
TRI Pointe Group *	29,800	345,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Unifi *	6,000	$154,560
Viacom, Cl B	12,900	527,610
VOXX International, Cl A *	12,500	56,125
Walt Disney	6,023	621,935
Whirlpool	2,500	435,350
William Lyon Homes, Cl A *	7,500	105,750
Winnebago Industries	4,700	101,708
Wynn Resorts	10,141	895,450
Yum! Brands	5,857	465,983
ZAGG *	31,300	250,713

		55,836,465

Consumer Staples — 2.7%
Altria Group	14,296	896,502
Archer-Daniels-Midland	15,900	635,046
Bunge	6,500	406,250
Cal-Maine Foods	10,300	522,828
Campbell Soup	4,000	246,840
Casey’s General Stores	1,610	180,320
Central Garden & Pet, Cl A *	6,474	105,461
Church & Dwight	6,898	639,445
Cia Cervecerias Unidas ADR	1,800	40,356
Clorox	2,000	250,460
Coca-Cola	28,923	1,295,751
Colgate-Palmolive	7,680	544,666
ConAgra Foods	11,750	523,580
Costco Wholesale	4,462	660,956
CVS Health	8,700	874,350
Dean Foods	53,024	913,603
Farmer Brothers *	1,000	30,210
General Mills	2,600	159,484
Hormel Foods	17,888	689,583
Ingles Markets, Cl A	5,600	201,992
J&J Snack Foods	1,300	131,469
JM Smucker	4,250	539,665
John B Sanfilippo & Son	7,082	391,847
Kimberly-Clark	3,465	433,783
Kraft Heinz	21,368	1,668,200
Kroger	16,700	591,013
Lifevantage *	11,800	106,554
Mannatech *	4,800	100,032
McCormick	5,833	547,019
Medifast	14,900	469,797

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Mondelez International, Cl A	28,521	$1,225,262
Nature’s Sunshine Products	7,138	68,382
Omega Protein *	8,400	156,156
Orchids Paper Products	4,244	130,164
PepsiCo	10,268	1,057,193
Philip Morris International	11,284	1,107,186
PriceSmart	1,006	87,059
Primo Water *	15,647	172,117
Procter & Gamble	19,710	1,579,165
Reynolds American	8,096	401,562
Sanderson Farms	1,000	91,740
SpartanNash	14,600	404,420
Sysco	8,400	386,988
TreeHouse Foods *	3,645	322,218
Tyson Foods, Cl A	4,700	309,354
Village Super Market, Cl A	3,400	82,960
Walgreens Boots Alliance	4,106	325,524
Wal-Mart Stores	10,522	703,606
Weis Markets	600	27,312

		23,435,430

Energy — 3.1%
Adams Resources & Energy	3,600	144,900
Antero Resources *	33,880	958,804
Apache	44,310	2,410,464
Bill Barrett *	15,207	121,048
Callon Petroleum *	23,615	248,194
Carrizo Oil & Gas *	11,034	390,273
Chevron	27,224	2,781,748
Columbia Pipeline Group	14,100	361,242
Concho Resources *	1,473	171,118
ConocoPhillips	7,100	339,309
Continental Resources *	17,400	648,324
Delek US Holdings	8,623	137,020
DHT Holdings	40,000	229,600
Energen	16,350	694,712
EOG Resources	7,700	636,174
Evolution Petroleum	21,858	121,093
Exxon Mobil	44,543	3,937,601
FMC Technologies *	32,000	975,680
GasLog	5,100	65,331
Golar LNG	600	9,948
Green Plains	2,400	43,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Gulf Island Fabrication	5,002	$37,565
Hallador Energy	5,500	25,685
Helmerich & Payne	20,535	1,357,774
Independence Contract Drilling *	27,983	111,372
Kinder Morgan	13,900	246,864
Lukoil PJSC ADR	13,500	573,750
Marathon Petroleum	13,000	508,040
Matrix Service *	5,300	99,852
McDermott International *	115,000	522,100
National Oilwell Varco	4,763	171,659
Oasis Petroleum *	2,400	23,256
Occidental Petroleum	13,280	1,017,912
PDC Energy *	5,542	347,982
PHI *	5,200	116,584
Pioneer Natural Resources	5,550	921,855
Range Resources	8,038	354,556
REX American Resources *	3,700	201,169
Ring Energy *	27,374	197,093
Schlumberger	13,276	1,066,594
Spectra Energy	23,637	739,129
Tesoro	2,300	183,287
Transocean	45,000	498,600
VAALCO Energy *	33,700	41,451
Valero Energy	27,337	1,609,329
Western Refining	5,200	139,152
Whiting Petroleum *	7,750	93,000

		26,631,633

Financials — 8.1%
Acadia Realty Trust ‡	22,633	762,732
Access National	9,300	182,838
Alleghany *	400	208,512
Allstate	3,900	253,695
Altisource Portfolio Solutions *	400	12,516
Ambac Financial Group *	13,600	220,728
American Assets Trust ‡	700	27,769
American Capital Agency ‡	9,799	180,008
American Express	5,600	366,408
American International Group	41,380	2,309,832
American National Bankshares	4,100	109,593
American Tower, Cl A ‡	3,200	335,616
Ameriprise Financial	6,400	613,760
Ameris Bancorp	12,339	387,445

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Apollo Commercial Real Estate Finance ‡	9,200	$146,556
Apollo Residential Mortgage ‡	11,400	154,584
Armada Hoffler Properties ‡	9,700	113,490
Artisan Partners Asset Management, Cl A	3,525	113,893
Ashford Hospitality Prime ‡	6,500	72,735
Aspen Insurance Holdings	10,900	505,215
Asta Funding *	5,900	59,059
Atlas Financial Holdings *	16,574	291,205
AvalonBay Communities ‡	1,439	254,401
Axis Capital Holdings	4,200	223,734
Banc of California	13,900	282,865
Bank of America	176,000	2,562,560
Bank of Commerce Holdings	18,600	116,808
BankFinancial	11,672	144,266
Banner	8,343	356,914
Bar Harbor Bankshares	6,027	209,137
BB&T	8,700	307,806
Berkshire Hathaway, Cl B *	7,153	1,040,618
Berkshire Hills Bancorp	7,700	208,978
BNC Bancorp	12,415	277,599
Boston Properties ‡	5,159	664,789
Brown & Brown	4,055	142,371
C&F Financial	2,400	93,576
Camden Property Trust ‡	2,323	187,536
Capital Bank Financial, Cl A	5,490	165,963
Capital One Financial	9,566	692,483
CareTrust ‡	5,000	63,600
CBL & Associates Properties ‡	10,100	117,968
CenterState Banks	21,912	356,946
Central Pacific Financial	10,300	240,402
Charles Schwab	45,796	1,301,064
Charter Financial	1,400	17,542
Chubb	3,023	356,291
Cincinnati Financial	8,400	554,484
Citigroup	69,867	3,233,445
Citizens & Northern	4,200	84,798
Civista Bancshares	10,600	122,006
CME Group, Cl A	2,900	266,539
CNB Financial	8,252	147,628
CNO Financial Group	31,675	581,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
CorEnergy Infrastructure Trust ‡	8,680	$184,797
CoreSite Realty ‡	7,774	582,506
Crawford, Cl B	12,400	83,576
Crown Castle International ‡	3,421	297,216
CYS Investments ‡	21,100	171,121
Dime Community Bancshares	6,400	115,904
Discover Financial Services	4,910	276,285
Dynex Capital ‡	21,100	137,150
E*TRADE Financial *	17,850	449,463
Eaton Vance	10,500	362,565
EMC Insurance Group	14,700	388,962
Employers Holdings	10,600	314,820
Enterprise Financial Services	5,000	136,850
Equinix ‡	1,516	500,811
Equity Commonwealth ‡ *	20,975	585,412
ESSA Bancorp	5,500	74,525
Everest Re Group	1,689	312,296
FBR	2,800	51,800
Federal Agricultural Mortgage, Cl C	9,300	378,324
Federated National Holding	13,098	249,517
Fidelity Southern	33,233	537,045
Fifth Third Bancorp	35,400	648,174
Financial Institutions	7,800	218,400
First Bancorp	4,900	97,265
First Busey	4,700	96,068
First Business Financial Services	6,600	167,046
First Commonwealth Financial	21,900	201,042
First Community Bancshares	17,800	370,418
First Defiance Financial	9,700	383,926
First Financial	2,900	102,747
First Financial Northwest	5,700	77,748
First Industrial Realty Trust ‡	21,542	494,173
First NBC Bank Holding *	3,700	80,438
Flushing Financial	5,800	115,710
FNF Group	7,300	232,870
FNFV Group *	17,509	188,572
Franklin Financial Network *	12,196	370,027
GAIN Capital Holdings	12,900	88,365
Getty Realty ‡	5,631	110,818
Gladstone Commercial ‡	9,400	158,202
Gladstone Investment	32,600	226,570
Goldman Sachs Group	2,400	393,864

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Great Southern Bancorp	6,900	$261,234
Hanmi Financial	11,000	254,320
Hartford Financial Services Group	5,900	261,842
Hatteras Financial ‡	13,834	219,822
HCI Group	8,200	245,672
Heartland Financial USA	4,100	137,391
Heritage Commerce	42,560	444,326
Heritage Financial	12,690	234,130
Heritage Oaks Bancorp	34,494	288,025
HomeStreet *	12,176	262,393
HomeTrust Bancshares *	2,500	46,375
Horizon Bancorp	8,600	209,840
Horizon Technology Finance	13,700	156,728
Hudson Pacific Properties ‡	10,014	292,910
IBERIABANK	2,851	168,180
Independence Holding	5,900	90,683
Intercontinental Exchange	1,300	312,039
Invesco	15,000	465,150
JPMorgan Chase	51,400	3,248,480
Kansas City Life Insurance	1,600	67,184
KCG Holdings, Cl A *	17,500	239,750
KeyCorp	49,950	613,886
Kilroy Realty ‡	3,911	253,472
Kimco Realty ‡	24,300	683,316
Kite Realty Group Trust ‡	9,836	267,834
Lakeland Bancorp	7,035	78,018
LendingTree *	4,468	399,752
Lincoln National	12,800	556,160
M&T Bank	3,200	378,624
Macatawa Bank	19,800	134,838
Manning & Napier, Cl A	9,300	79,515
Marsh & McLennan	4,600	290,490
MBIA *	21,600	168,480
Medallion Financial	15,700	120,890
Mercantile Bank	4,000	96,480
Merchants Bancshares	4,600	140,024
MidSouth Bancorp	10,900	98,645
MidWestOne Financial Group	5,497	155,895
Monarch Financial Holdings	10,391	191,090
Mortgage Investment Trust ‡	11,000	147,290
Nasdaq	4,480	276,461
National Storage Affiliates Trust ‡	13,788	269,142

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
National Western Life Group, Cl A	800	$173,360
New York Community Bancorp	16,100	241,983
New York Mortgage Trust ‡	31,200	162,240
Newtek Business Services	7,280	92,383
Northeast Bancorp	6,700	75,375
Northern Trust	22,580	1,604,987
Northrim BanCorp	5,400	139,320
NorthStar Asset Management Group	10,796	134,302
OceanFirst Financial	10,200	198,696
Old Line Bancshares	5,500	101,640
One Liberty Properties ‡	4,800	112,416
Oppenheimer Holdings, Cl A	5,900	90,152
Owens Realty Mortgage ‡	5,998	98,607
Pacific Continental	17,396	289,817
Pacific Premier Bancorp *	12,882	299,635
Park Sterling	29,470	215,131
Pebblebrook Hotel Trust ‡	10,320	285,245
Piper Jaffray *	5,155	215,015
PNC Financial Services Group	4,000	351,120
Post Properties ‡	4,362	250,204
Preferred Bank	8,542	271,294
Primerica	3,815	189,071
Provident Financial Holdings	8,800	152,240
QTS Realty Trust, Cl A ‡	3,173	153,637
Radian Group	15,318	195,917
Raymond James Financial	17,500	912,975
Regional Management *	7,000	115,640
Republic Bancorp, Cl A	2,600	71,006
Rexford Industrial Realty ‡	14,810	277,984
Ryman Hospitality Properties ‡	11,448	589,915
S&T Bancorp	3,400	87,278
Sabra Health Care ‡	9,783	206,323
Saul Centers ‡	1,400	74,452
Selective Insurance Group	3,997	138,736
Sierra Bancorp	10,100	177,861
Signature Bank *	1,402	193,238
Silver Bay Realty Trust ‡	11,400	166,440
Simon Property Group ‡	1,846	371,360
Southwest Bancorp	11,639	186,806
STAG Industrial ‡	10,822	216,007
State Bank Financial	14,753	308,043

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Suffolk Bancorp	5,648	$135,496
Summit Hotel Properties ‡	51,700	589,380
Sun Communities ‡	7,476	507,396
SunTrust Banks	24,425	1,019,499
Synovus Financial	8,898	277,262
Tompkins Financial	1,100	71,874
Torchmark	4,100	237,349
Travelers	2,600	285,740
TriCo Bancshares	15,419	415,079
United Community Banks	22,169	446,262
United Financial Bancorp	9,400	122,012
United Insurance Holdings	7,600	123,956
Universal Insurance Holdings	10,700	188,427
Univest Corp of Pennsylvania	15,300	302,022
US Bancorp	10,115	431,809
VEREIT ‡	283,015	2,513,173
Walker & Dunlop *	900	19,845
Wells Fargo	18,171	908,187
West Bancorporation	8,300	154,795
Willis Towers Watson	5,552	693,445
Wintrust Financial	6,333	329,443
WR Berkley	13,900	778,400
Yadkin Financial	17,196	430,244
Zions Bancorporation	18,750	516,000

		68,810,286

Health Care — 6.4%
Abbott Laboratories	14,500	564,050
ABIOMED *	500	48,570
Aceto	28,581	641,072
Adamas Pharmaceuticals *	5,673	95,760
Advaxis *	11,193	86,634
Aetna	2,600	291,902
Agenus *	16,035	56,443
Albany Molecular Research *	22,741	342,252
Alere *	6,492	253,188
Allergan *	15,490	3,354,514
AMAG Pharmaceuticals *	4,400	116,688
Amgen	10,566	1,672,598
ANI Pharmaceuticals *	8,306	377,674
Anika Therapeutics *	5,200	237,432
Anthem	2,300	323,771
Anthera Pharmaceuticals *	28,853	106,756

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Applied Genetic Technologies *	9,000	$141,390
athenahealth *	8,516	1,135,183
AtriCure *	12,881	204,808
Avalanche Biotechnologies *	23,600	133,104
Avinger *	10,495	121,532
Baxalta	9,800	411,110
Becton Dickinson & Company	4,783	771,307
BioSpecifics Technologies *	4,766	169,479
BioTelemetry *	26,929	423,593
Bristol-Myers Squibb	19,939	1,439,197
Cambrex *	1,000	48,240
Cara Therapeutics *	15,321	93,458
Celgene *	24,860	2,570,773
Celldex Therapeutics *	34,500	138,000
Cempra *	7,177	121,507
Centene *	900	55,764
Chimerix *	26,600	159,068
Cigna	3,400	471,036
Coherus Biosciences *	2,200	41,426
Computer Programs & Systems	5,300	272,049
Concert Pharmaceuticals *	20,587	286,983
CR Bard	7,257	1,539,718
Cross Country Healthcare *	25,169	312,850
Cynosure, Cl A *	10,288	503,495
Dermira *	6,100	154,269
Eagle Pharmaceuticals *	3,633	137,545
Edwards Lifesciences *	1,986	210,933
Eli Lilly	12,363	933,777
Emergent BioSolutions *	4,400	169,488
Enanta Pharmaceuticals *	6,500	189,800
Exactech *	11,400	259,236
Express Scripts Holding *	21,484	1,584,015
Fate Therapeutics *	27,458	52,170
Five Prime Therapeutics *	400	19,036
Flexion Therapeutics *	9,116	94,806
FONAR *	19,900	280,988
Genomic Health *	5,500	144,540
Gilead Sciences	10,100	890,921
Glaukos *	2,800	52,752
Hanger *	3,900	26,871
HCA Holdings *	7,900	636,898
Henry Schein *	3,280	553,336

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Heska *	6,594	$201,776
ICU Medical *	1,083	107,585
Illumina *	14,869	2,007,166
ImmunoGen *	1,900	13,015
INC Research Holdings, Cl A *	4,500	216,585
Infinity Pharmaceuticals *	7,800	45,240
InfuSystem Holdings *	56,800	204,480
Inogen *	10,038	490,457
Intersect ENT *	8,788	176,199
Intuitive Surgical *	1,954	1,223,907
iRadimed *	10,062	164,715
Johnson & Johnson	28,400	3,183,072
La Jolla Pharmaceutical *	8,028	148,598
Laboratory Corp of America Holdings *	7,200	902,304
LeMaitre Vascular	24,584	407,603
Lipocine *	11,678	113,861
LivaNova *	752	39,653
MacroGenics *	8,100	166,536
Marinus Pharmaceuticals *	14,741	80,928
Medtronic	7,100	561,965
Merck	40,427	2,217,017
Molina Healthcare *	5,900	305,384
Momenta Pharmaceuticals *	16,900	160,719
Myriad Genetics *	3,200	115,200
NanoString Technologies *	3,600	57,312
Natus Medical *	4,900	156,163
Nektar Therapeutics *	9,847	154,401
NeoGenomics *	51,110	416,036
Novadaq Technologies *	4,400	49,280
Ophthotech *	3,000	140,220
Orthofix International *	6,900	301,944
Pacific Biosciences of California *	6,800	65,620
PAREXEL International *	6,234	380,897
PDL BioPharma	13,700	51,649
Pfenex *	20,011	163,290
Pfizer	55,847	1,826,755
PharMerica *	12,931	305,689
Portola Pharmaceuticals, Cl A *	4,400	104,544
PRA Health Sciences *	300	14,235
Prestige Brands Holdings *	4,100	232,798
Progenics Pharmaceuticals *	24,326	129,171

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Providence Service *	6,674	$332,632
Quality Systems	9,200	129,536
Quest Diagnostics	8,500	638,945
RadNet *	29,095	146,930
Raptor Pharmaceutical *	17,234	84,619
Regeneron Pharmaceuticals *	2,576	970,405
Regulus Therapeutics *	1,400	8,176
Repligen *	12,932	344,509
Retrophin *	1,200	16,536
Rigel Pharmaceuticals *	26,000	73,580
RTI Surgical *	43,473	173,457
Sangamo BioSciences *	6,400	40,320
SciClone Pharmaceuticals *	18,400	242,880
Select Medical Holdings	31,600	422,808
Sharps Compliance *	9,770	44,356
STERIS	5,550	392,218
Supernus Pharmaceuticals *	13,885	238,267
SurModics *	11,015	221,622
Synergy Pharmaceuticals *	21,056	66,116
Teligent *	35,846	197,870
Tetraphase Pharmaceuticals *	23,700	132,720
Thermo Fisher Scientific	1,800	259,650
Trevena *	14,900	116,071
UnitedHealth Group	18,101	2,383,540
Varian Medical Systems *	10,000	811,800
Vascular Solutions *	11,154	389,832
Vocera Communications *	10,850	127,162
VWR *	4,000	106,560
Waters *	2,572	334,772
WellCare Health Plans *	3,700	332,963
Zoetis, Cl A	12,750	599,633

		54,710,209

Industrials — 4.9%
3M	3,966	663,829
ABM Industries	4,524	145,537
ACCO Brands *	53,100	506,574
Aegion, Cl A *	7,400	157,102
AGCO	23,800	1,272,586
Air Transport Services Group *	17,800	250,802
Alamo Group	3,600	203,184
Alaska Air Group	3,006	211,713
Albany International, Cl A	1,900	76,551

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Allegiant Travel, Cl A	1,804	$289,668
Allegion	4,300	281,435
American Airlines Group	29,179	1,012,220
American Woodmark *	2,500	182,100
AMETEK	3,600	173,124
ArcBest	9,866	188,342
Argan	5,667	193,698
Astec Industries	4,560	220,704
Barrett Business Services	2,700	83,727
Boeing	4,500	606,600
Brink’s	3,200	108,288
CAI International *	5,100	52,122
Carlisle	5,670	577,773
Caterpillar	4,500	349,740
CBIZ *	29,481	300,117
Celadon Group	12,074	121,585
CH Robinson Worldwide	3,709	263,228
Chicago Bridge & Iron	17,500	704,375
Cintas	2,000	179,560
Columbus McKinnon	5,800	95,758
Comfort Systems USA	3,700	109,113
Costamare	5,600	54,320
Covenant Transportation Group, Cl A *	13,238	263,569
CRA International *	4,000	86,800
CSX	9,300	253,611
Cummins	5,400	631,962
Curtiss-Wright	4,103	314,208
Danaher	4,500	435,375
Deere	3,410	286,815
Delta Air Lines	7,900	329,193
Deluxe	6,405	402,106
Donaldson	13,500	441,180
Ducommun *	9,000	143,190
Dun & Bradstreet	5,405	596,766
Dynamic Materials	4,605	44,991
Eastern	6,900	115,299
EMCOR Group	3,366	163,184
Emerson Electric	6,400	349,632
Equifax	1,700	204,425
Esterline Technologies *	2,629	180,507

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Expeditors International of Washington	7,600	$377,036
FedEx	3,914	646,241
General Dynamics	2,400	337,248
General Electric	90,800	2,792,100
Gibraltar Industries *	10,074	266,458
Global Brass & Copper Holdings	12,300	333,330
GP Strategies *	9,940	232,000
Greenbrier	6,400	191,936
Griffon	4,900	77,469
H&E Equipment Services	10,100	204,323
Hawaiian Holdings *	17,100	719,397
HD Supply Holdings *	4,000	137,120
Herman Miller	3,100	93,527
HNI	1,900	83,068
Honeywell International	5,227	597,289
Hub Group, Cl A *	3,700	142,524
Hubbell, Cl B	4,000	423,040
Huntington Ingalls Industries	1,600	231,632
Hurco	3,663	118,608
IHS, Cl A *	4,050	498,879
Insperity	2,000	105,540
Insteel Industries	8,300	240,617
Integrated Electrical Services *	11,848	143,005
JetBlue Airways *	31,500	623,385
Kadant	7,209	341,346
Kansas City Southern	6,400	606,400
Kforce	1,300	24,713
Knoll	800	18,680
L-3 Communications Holdings, Cl 3	1,991	261,876
Layne Christensen *	17,153	152,490
LB Foster, Cl A	4,800	94,464
Leidos Holdings	1,675	83,097
Lockheed Martin	1,900	441,522
LSI Industries	26,496	335,174
Lydall *	4,900	180,271
Matson	3,800	147,744
Mueller Industries	3,401	107,336
MYR Group *	14,088	359,385
NCI Building Systems *	19,200	283,008
Nielsen Holdings	17,132	893,262
NN	6,547	98,467

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Norfolk Southern	7,200	$648,792
Nortek *	2,851	134,453
Northrop Grumman	1,600	330,016
NV5 Global *	11,668	289,717
PAM Transportation Services *	5,914	146,135
Park-Ohio Holdings	7,500	190,875
Patrick Industries *	10,386	476,198
Quad	9,600	120,480
Radiant Logistics *	41,167	162,198
Raytheon	2,622	331,290
RBC Bearings *	2,094	153,490
Roper Technologies	1,533	269,946
RPX *	21,400	237,112
RR Donnelley & Sons	2,444	42,526
Simpson Manufacturing	500	18,800
SkyWest	13,893	326,485
SL Industries *	3,400	135,932
SPX FLOW *	12,600	377,496
Stanley Black & Decker	1,900	212,648
Stericycle *	3,817	364,752
Tennant	1,996	106,606
Tetra Tech	12,872	378,437
Timken	6,372	227,034
Triumph Group	11,100	401,598
Union Pacific	5,784	504,538
United Continental Holdings *	5,600	256,536
United Parcel Service, Cl B	9,078	953,825
United Technologies	13,264	1,384,364
Universal Logistics Holdings	11,800	168,268
Verisk Analytics, Cl A *	7,700	597,366
Versar *	1,500	3,825
Wabash National *	62,471	890,212
WABCO Holdings *	3,590	402,654
Waste Management	7,000	411,530
Watsco	1,068	143,614
Werner Enterprises	21,500	544,810
West	8,284	177,526
WW Grainger	824	193,244
Xylem	10,350	432,423
YRC Worldwide *	5,100	46,920

		42,117,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology — 8.4%
Activision Blizzard	8,500	$292,995
Adobe Systems *	9,945	937,018
Advanced Energy Industries *	15,300	494,955
Akamai Technologies *	14,700	749,553
Alphabet, Cl A *	11,555	8,179,553
Alphabet, Cl C *	968	670,834
Amphenol, Cl A	11,575	646,232
Apple	50,414	4,725,808
ARRIS International *	3,525	80,264
Arrow Electronics *	5,300	329,130
Aspen Technology *	13,104	498,345
Autobytel *	27,451	455,687
Automatic Data Processing	8,130	719,017
AVG Technologies *	7,800	154,440
Bel Fuse, Cl B	6,500	108,290
Black Box	7,300	106,726
Blackhawk Network Holdings, Cl A *	4,400	141,372
CDK Global	8,387	398,970
CDW	2,800	107,800
CEVA *	9,020	208,001
Cirrus Logic *	3,800	137,180
Cisco Systems	46,247	1,271,330
ClearOne	10,900	118,265
Coherent *	900	84,060
Computer Sciences	12,025	398,388
Comtech Telecommunications	4,900	118,580
Corning	30,300	565,701
Cray *	1,600	60,592
Cree *	32,000	784,320
CSRA	29,925	776,853
CUI Global *	17,807	148,688
Cypress Semiconductor	29,685	268,056
Datalink *	5,900	47,377
DHI Group *	51,000	362,610
EarthLink Holdings	50,500	293,405
eBay *	5,326	130,114
EchoStar, Cl A *	44,854	1,835,426
Electronic Arts *	16,335	1,010,320
EMC	7,668	200,212
ePlus *	4,548	365,614
Everyday Health *	7,100	41,180
Extreme Networks *	18,200	63,882

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Facebook, Cl A *	39,625	$4,659,107
Fidelity National Information Services	3,100	203,980
Fiserv *	2,600	254,072
Five9 *	23,916	221,223
FLIR Systems	4,300	129,903
FormFactor *	6,800	52,360
Gigamon *	3,400	110,806
GigPeak *	90,541	208,245
GTT Communications *	13,591	217,184
Hackett Group	36,852	548,358
Harris	6,660	532,867
Hewlett Packard Enterprise	33,284	554,511
Higher One Holdings *	15,800	59,882
HP	33,284	408,395
Information Services Group *	49,234	201,859
Inphi *	3,400	100,878
Integrated Device Technology *	12,358	238,262
Intel	49,821	1,508,580
International Business Machines	2,500	364,850
Intersil, Cl A	10,087	117,917
Itron *	12,000	493,440
Ixia *	2,600	26,312
IXYS	13,500	145,800
j2 Global	1,200	76,224
Jabil Circuit	40,500	703,080
Juniper Networks	46,500	1,088,100
Key Tronic *	9,600	68,448
Littelfuse	300	34,944
Luxoft Holding, Cl A *	700	40,467
Manhattan Associates *	4,000	242,160
MasterCard, Cl A	45,930	4,454,751
MaxLinear, Cl A *	55,697	932,925
MeetMe *	7,100	24,282
Mentor Graphics	7,884	157,365
Mesa Laboratories	1,279	128,898
Microchip Technology	8,475	411,800
Microsemi *	2,200	74,338
Microsoft	22,889	1,141,474
MicroStrategy, Cl A *	1,900	340,708
Motorola Solutions	9,128	686,334
NCI, Cl A	12,479	180,446

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
NCR *	41,721	$1,213,664
NeuStar, Cl A *	6,800	159,732
Nuance Communications *	33,300	572,094
NVIDIA	11,500	408,595
Oracle	79,975	3,187,803
Park City Group *	23,832	226,404
Paychex	13,831	720,872
PayPal Holdings *	3,826	149,903
PC Connection	12,300	292,371
PCM *	11,779	112,961
PC-Telephone	11,600	51,968
PDF Solutions *	13,605	182,987
Pegasystems	700	18,473
Photronics *	25,085	265,399
Planet Payment *	51,087	204,859
Plexus *	10,077	420,816
PRGX Global *	20,700	100,188
Progress Software *	18,433	470,410
PTC *	16,600	605,236
QAD, Cl A	7,885	154,625
QUALCOMM	4,021	203,141
Reis	7,475	188,146
RetailMeNot *	10,600	89,358
Rubicon Project *	1,400	27,118
salesforce.com *	16,990	1,287,842
Sanmina *	3,300	78,045
Science Applications International	9,889	525,007
Semtech *	1,100	23,804
ShoreTel *	60,079	367,683
Sonus Networks *	4,900	40,474
Spok Holdings	2,300	39,077
Sykes Enterprises *	1,100	32,065
Synaptics *	1,100	78,705
SYNNEX	4,255	351,335
Take-Two Interactive Software *	5,700	194,826
TechTarget *	23,004	178,511
Telenav *	30,975	176,557
TeleTech Holdings	3,283	91,234
Teradata *	52,100	1,318,130
Tessera Technologies	4,500	129,240
TiVo *	19,000	189,620
Total System Services	3,900	199,446

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
TTM Technologies *	20,500	$133,660
Tucows, Cl A *	2,900	71,210
Unisys *	43,000	331,530
United Online *	4,100	44,403
USA Technologies *	64,798	283,815
VeriFone Systems *	7,146	203,375
Verint Systems *	6,350	214,884
VeriSign *	1,393	120,355
Visa, Cl A	23,116	1,785,480
Vishay Precision Group *	9,300	139,128
Wayside Technology Group	5,374	88,671
Web.com Group *	29,577	591,244
Workday, Cl A *	10,974	822,831
XO Group *	7,925	139,956
Zix *	37,500	139,875

		71,671,819

Materials — 2.0%
AEP Industries	2,500	154,075
Air Products & Chemicals	4,118	600,775
Alcoa	79,000	882,430
American Vanguard	17,445	288,715
Ashland	1,338	149,321
Avery Dennison	1,600	116,176
Balchem	1,061	65,103
Ball	2,000	142,760
Berry Plastics Group *	2,700	97,254
Chase	1,100	61,919
Chemours	15,433	140,749
Clearwater Paper *	1,600	95,584
Core Molding Technologies *	8,400	98,532
Crown Holdings *	2,400	127,104
Ecolab	3,284	377,594
EI du Pont de Nemours	8,668	571,308
Ferro *	10,801	137,605
FMC	27,510	1,190,083
Friedman Industries	700	4,333
Graphic Packaging Holding	2,400	31,872
HB Fuller	3,800	169,936
Headwaters *	7,600	152,076
Huntsman	30,900	486,366
Innophos Holdings	4,400	162,624
International Flavors & Fragrances	4,173	498,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
International Paper	4,700	$203,369
Kaiser Aluminum	3,461	328,207
KapStone Paper and Packaging	10,775	171,215
Martin Marietta Materials	1,100	186,153
Materion	8,659	251,024
Monsanto	4,995	467,932
Mosaic	16,800	470,232
Nucor	3,700	184,186
Olympic Steel	2,400	54,288
OMNOVA Solutions *	22,000	157,300
Packaging Corp of America	2,500	162,200
PPG Industries	3,294	363,625
Praxair	4,032	473,599
Rayonier Advanced Materials	11,100	113,775
Real Industry *	23,368	206,573
RPM International	2,400	121,272
Sealed Air	7,800	369,408
Sensient Technologies	8,690	584,402
Sherwin-Williams	10,805	3,104,384
Stepan	1,900	116,451
Synalloy	5,600	47,432
United States Steel	38,000	726,180
US Concrete *	7,498	463,076
Vulcan Materials	4,550	489,717
WR Grace	7,840	601,171

		17,220,013

Telecommunication Services — 1.8%
8x8 *	25,329	287,231
AT&T	76,856	2,983,550
Boingo Wireless *	26,216	201,601
General Communication, Cl A *	9,800	165,620
IDT, Cl B	2,086	31,999
inContact *	25,760	239,826
Inteliquent	28,300	469,497
Iridium Communications *	29,200	235,644
Level 3 Communications *	51,240	2,677,802
magicJack VocalTec *	16,200	98,172
SBA Communications, Cl A *	1,800	185,472
Shenandoah Telecommunications	3,000	86,070
T-Mobile US *	77,436	3,041,686
Verizon Communications	88,340	4,500,040

		15,204,210

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities — 1.3%
Alliant Energy	6,514	$459,367
Ameren	2,547	122,256
American Electric Power	7,537	478,600
American States Water	1,500	62,535
American Water Works	9,375	682,125
Avangrid	10,600	425,060
Avista	3,612	144,733
Black Hills	6,010	364,146
Chesapeake Utilities	4,822	287,005
CMS Energy	3,900	158,652
Dominion Resources	9,100	650,377
DTE Energy	7,229	644,538
Duke Energy	10,176	801,665
Edison International	2,000	141,420
Entergy	1,757	132,091
Eversource Energy	1,900	107,236
Exelon	3,585	125,798
Gas Natural	12,900	94,170
IDACORP	2,384	173,388
NiSource	33,600	763,056
Northwest Natural Gas	2,328	119,985
NorthWestern	1,991	113,168
PG&E	1,607	93,527
PNM Resources	7,380	233,798
Portland General Electric	8,521	338,454
PPL	3,100	116,684
Public Service Enterprise Group	3,900	179,907
SCANA	5,052	347,022
South Jersey Industries	5,092	142,118
Southern	7,987	400,149
Spire	14,096	901,580
Unitil	5,833	230,520
WEC Energy Group	11,966	696,541
Xcel Energy	11,234	449,697

		11,181,368

		386,819,399

Total Common Stock (Cost $730,930,218)		795,930,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

REGISTERED INVESTMENT COMPANIES — 3.4%
	Shares	Value

CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	$5,851

EXCHANGE TRADED FUNDS — 0.1%
Consumer Staples Select Sector SPDR Fund	4,045	211,554
iShares MSCI Emerging Markets Fund	6,349	218,342
Market Vectors Vietnam Fund	11,358	163,782

		593,678

OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,985,381	28,708,606

Total Registered Investment Companies (Cost $27,233,398)		29,308,135

PREFERRED STOCK (C) — 0.6%
BRAZIL — 0.3%
Banco Bradesco	52,668	397,700
Banco do Estado do Rio Grande do Sul	84,200	210,301
Bradespar	74,300	183,414
Centrais Eletricas Santa Catarina	3,600	13,608
Cia Brasileira de Distribuicao	100	1,462
Cia Energetica de Minas Gerais	56,768	112,735
Cia Paranaense de Energia	7,000	57,661
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	20,400	50,892
Eucatex Industria e Comercio	3,300	2,399
Gerdau	91,262	208,303
Itau Unibanco Holding	50,534	483,410
Itausa — Investimentos Itau	43,390	108,625
Suzano Papel e Celulose, Cl A	34,083	130,515
Telefonica Brasil	45,872	566,056
Unipar Carbocloro	8,040	14,961

		2,542,042

CHILE — 0.0%
Embotelladora Andina, Cl B	23,882	80,769

GERMANY — 0.1%
Henkel & KGaA	6,422	733,002

PREFERRED STOCK (C) — continued
	Shares/ Number of Rights	Value

GERMANY (continued)
Porsche Automobil Holding	1,066	$59,481
Sartorius	1,023	252,376
Volkswagen	562	81,374

		1,126,233

SOUTH AFRICA — 0.0%
Absa Bank	257	13,791

SOUTH KOREA — 0.2%
Hyundai Motor	6,800	596,209
LG Chemical	358	62,055
LG Household & Health Care	189	97,701
Samsung Electronics	417	381,719

		1,137,684

Total Preferred Stock (Cost $5,261,931)		4,900,519

RIGHTS — 0.0%
Synergetics, Expires 10/15/18 * (Cost $—)	33,700	—

Total Investments — 97.1% (Cost $763,425,547)		$830,139,437

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/16/16	AUD	1,918,100	USD	1,380,362	$(77,077)
5/31/16	CAD	2,168,100	USD	1,617,001	(110,995)
6/15/16-7/6/16	CHF	2,098,400	USD	2,143,136	(49,011)
5/16/16	EUR	7,603,300	USD	8,633,453	(76,846)
7/7/16	GBP	752,000	USD	1,074,909	(24,115)
5/6/16	JPY	8,540,019	USD	76,817	(3,457)
6/3/16	KRW	162,655,200	USD	130,731	(11,952)
5/16/16	USD	868,381	AUD	1,166,000	17,586
5/31/16	USD	891,534	CAD	1,183,300	51,568
6/3/16	USD	70,248	KRW	81,776,900	1,487

					$(282,812)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

A list of the counterparties for the forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Counterparty	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	$	(2,081,700)	$	2,028,812	$(52,888)
State Street		(15,158,326)		14,928,402	(229,924)

					$(282,812)

For the six-month period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $854,698,598.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2016, was $0 and represented 0.0% of net assets.
(C)	Interest rate unavailable.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

KRW — South Korean Won

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2†	Level 3‡	Total
Common Stock
Argentina	$567,729	$—	$—	$567,729
Australia	16,240,230	—	—	16,240,230
Austria	2,205,695	—	—	2,205,695
Belgium	2,709,849	83,796	—	2,793,645
Brazil	7,466,690	—	—	7,466,690
Canada	21,762,710	—	—	21,762,710
Chile	1,879,758	—	—	1,879,758
China	32,414,122	—	—	32,414,122
Colombia	51,238	—	—	51,238
Czech Republic	56,876	—	—	56,876
Denmark	5,947,191	—	—	5,947,191

Investments in Securities	Level 1	Level 2†	Level 3‡	Total
Egypt	$108,926	$—	$—	$108,926
Finland	3,129,114	—	—	3,129,114
France	22,408,704	139,003	—	22,547,707
Germany	20,179,359	71,221	—	20,250,580
Greece	1,661,290	—	—	1,661,290
Hong Kong	16,039,113	58,895	—	16,098,008
Hungary	465,897	—	—	465,897
India	8,162,844	—	—	8,162,844
Indonesia	4,142,320	—	—	4,142,320
Ireland	7,626,699	—	—	7,626,699
Israel	2,068,166	—	—	2,068,166
Italy	10,992,751	—	—	10,992,751
Japan	36,537,083	58,214	—	36,595,297
Jersey	215,271	—	—	215,271
Luxembourg	89,859	—	—	89,859
Malaysia	4,756,596	—	—	4,756,596
Mexico	6,755,611	—	—	6,755,611
Netherlands	16,313,553	98,229	—	16,411,782
New Zealand	1,325,901	—	—	1,325,901
Norway	3,819,474	—	—	3,819,474
Panama	1,334,479	—	—	1,334,479
Peru	105,284	—	—	105,284
Philippines	1,161,594	—	—	1,161,594
Poland	3,185,606	—	—	3,185,606
Portugal	1,290,775	—	—	1,290,775
Puerto Rico	346,730	—	—	346,730
Russia	3,464,759	—	—	3,464,759
Singapore	3,628,103	—	—	3,628,103
South Africa	7,256,644	—	—	7,256,644
South Korea	24,036,148	39,437	—	24,075,585
Spain	9,966,459	—	—	9,966,459
Sweden	6,783,260	257,604	—	7,040,864
Switzerland	25,852,953	—	—	25,852,953
Taiwan	11,691,175	—	—	11,691,175
Thailand	5,424,448	—	—	5,424,448
Turkey	3,761,142	—	—	3,761,142
United Arab Emirates	313,145	—	—	313,145
United Kingdom	40,517,571	84,091	—	40,601,662
United States	386,819,399	—	—	386,819,399

Total Common Stock	795,040,293	890,490	—	795,930,783
Registered Investment Companies	29,308,135	—	—	29,308,135
Preferred Stock
Brazil	2,539,643	2,399	—	2,542,042
Chile	80,769	—	—	80,769
Germany	1,126,233	—	—	1,126,233
South Africa	—	13,791	—	13,791
South Korea	1,137,684	—	—	1,137,684

Total Preferred Stock	4,884,329	16,190	—	4,900,519
Rights	—	—	—	—

Total Investments in Securities	$829,232,757	$906,680	$—	$830,139,437

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$70,641	$—	$70,641
Unrealized Depreciation	—	(353,453)	—	(353,453)

Total Other Financial Instruments	$—	$(282,812)	$—	$(282,812)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2016
(unaudited)

† Represents securities trading outside the United States. The values of which were adjusted as a result of foreign market closure.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended April 30, 2016, there was one Level 3 security.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2016
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 46.9%
	Shares	Value

OPEN-END FUNDS — 46.9%
AllianzGI Convertible Fund, Cl I	1,395,459	$40,314,801
PIMCO Emerging Local Bond Fund, Cl I	6,044,272	44,969,382

Total Registered Investment Companies (Cost $98,695,895)		85,284,183

COMMON STOCK — 28.9%
ENERGY — 27.5%
American Midstream Partners LP (A)	53,759	658,548
Arc Logistics Partners (A)	33,548	445,517
Archrock Partners LP (A)	93,790	1,253,034
Buckeye Partners LP (A)	44,518	3,205,296
Crestwood Equity Partners (A)	62,397	1,149,977
CrossAmerica Partners (A)	28,536	672,023
CSI Compressco (A)	32,861	289,177
DCP Midstream Partners LP (A)	65,790	2,149,359
Enbridge Energy Management *	212,651	4,506,075
Energy Transfer Partners LP (A)	119,867	4,246,888
EnLink Midstream Partners (A)	162,208	2,283,889
GasLog Partners LP (A)	8,948	160,259
Genesis Energy (A)	7,270	235,693
Global Partners LP (A)	32,640	440,640
Golar LNG Partners LP (A)	33,517	567,443
Hoegh LNG Partners LP (A)	8,782	158,252
Holly Energy Partners LP (A)	42,177	1,443,297
KNOT Offshore Partners LP (A)	19,135	367,392
Martin Midstream Partners LP (A)	63,998	1,510,353
Midcoast Energy Partners LP (A)	56,337	450,133
NGL Energy Partners LP (A)	129,466	1,654,575

COMMON STOCK — continued
	Shares/ Face Amount	Value

ENERGY (continued)
NuStar Energy LP (A)	89,326	$4,505,603
ONEOK	65,770	2,377,585
Plains All American Pipeline LP (A)	30,950	709,993
Southcross Energy Partners LP (A)	17,951	39,851
Sprague Resources LP (A)	27,805	661,203
Summit Midstream Partners LP (A)	57,001	1,206,711
Sunoco (A)	36,811	1,321,147
Targa Resources	106,880	4,324,365
TC Pipelines LP (A)	52,979	2,901,660
Teekay LNG Partners LP (A)	77,705	1,067,667
Teekay Offshore Partners (A)	23,065	137,698
USA Compression Partners LP (A)	62,300	839,181
USD Partners (A)	12,540	128,660
Western Gas Partners LP (A)	1,885	92,101
Williams Partners (A)	60,630	1,832,845

		49,994,090

FINANCIALS — 0.2%
Annaly Capital Management ‡	19,000	197,980
Oslo Bors VPS Holding	11,150	126,014

		323,994

UTILITIES — 1.2%
AmeriGas Partners LP (A)	14,080	610,368
Ferrellgas Partners LP (A)	49,179	921,614
Suburban Propane Partners LP (A)	23,710	715,805

		2,247,787

Total Common Stock (Cost $56,705,350)		52,565,871

CORPORATE OBLIGATIONS — 21.0%
CONSUMER DISCRETIONARY — 2.7%
Carlson Travel Holdings 7.500%, 08/15/19 (B)	$525,000	507,937
Churchill Downs 5.375%, 12/15/21	850,000	873,375
Gol LuxCo 8.875%, 01/24/22 (B)	200,000	49,500
Golden Nugget Escrow 8.500%, 12/01/21 (B)	400,000	415,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
MGM Resorts International 7.750%, 03/15/22	$550,000	$614,625
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	302,000	314,080
Station Casinos 7.500%, 03/01/21	750,000	794,721
Univision Communications 6.750%, 09/15/22 (B)	753,000	798,180
Viking Cruises 8.500%, 10/15/22 (B)	640,000	601,600

		4,969,018

CONSUMER STAPLES — 2.4%
Constellation Brands 4.250%, 05/01/23	425,000	444,125
Constellis Holdings 9.750%, 05/15/20 (B)	825,000	746,625
Darling Ingredients 5.375%, 01/15/22	575,000	599,437
JBS USA 5.875%, 07/15/24 (B)	775,000	720,750
Simmons Foods 7.875%, 10/01/21 (B)	625,000	537,500
Southern Graphics 8.375%, 10/15/20 (B)	825,000	810,563
TreeHouse Foods 4.875%, 03/15/22	550,000	568,563

		4,427,563

ENERGY — 2.8%
California Resources 8.000%, 12/15/22 (B)	246,000	169,125
California Resources 5.500%, 09/15/21	184,000	75,440
Cloud Peak Energy Resources 6.375%, 03/15/24	145,000	50,025
Continental Resources 5.000%, 09/15/22	700,000	653,625
Denbury Resources 5.500%, 05/01/22	400,000	257,000
Energen 4.625%, 09/01/21	590,000	548,700
Ithaca Energy 8.125%, 07/01/19 (B)	300,000	201,000
MEG Energy 7.000%, 03/31/24 (B)	1,165,000	914,525
Murphy Oil 5.125%, 12/01/42	285,000	235,525

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

ENERGY (continued)
Northern Blizzard Resources 7.250%, 02/01/22 (B)		978,000	$855,750
Teine Energy 6.875%, 09/30/22 (B)		580,000	558,250
Whiting Petroleum 5.750%, 03/15/21		600,000	499,500

			5,018,465

FINANCIALS — 1.8%
DFC Finance 10.500%, 06/15/20 (B)		500,000	314,375
Emma Delta Finance 12.000%, 10/15/17 (B)	EUR	1,000,000	1,093,528
Gala Electric Casinos 11.500%, 06/01/19 (B)	GBP	190,910	290,107
Iron Mountain 6.000%, 08/15/23 ‡		425,000	451,562
Lansing Trade Group 9.250%, 02/15/19 (B)		750,000	735,000
Minerva Luxembourg 7.750%, 01/31/23 (B)		450,000	457,312

			3,341,884

HEALTH CARE — 3.6%
Acadia Healthcare 5.125%, 07/01/22		525,000	532,219
CHS 5.125%, 08/01/21		725,000	727,110
DaVita HealthCare Partners 5.750%, 08/15/22		450,000	471,375
Envision Healthcare 5.125%, 07/01/22 (B)		550,000	559,625
Halyard Health 6.250%, 10/15/22		725,000	735,875
HCA 4.750%, 05/01/23		700,000	717,500
Kindred Healthcare 6.375%, 04/15/22		800,000	732,000
LifePoint Health 5.500%, 12/01/21		700,000	728,000
Select Medical 6.375%, 06/01/21		450,000	426,937
Tenet Healthcare 4.500%, 04/01/21		850,000	860,625

			6,491,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

INDUSTRIALS — 4.7%
Actuant 5.625%, 06/15/22		600,000	$612,000
ADS Tactical 11.000%, 04/01/18 (B)		900,000	924,750
American Airlines Group 6.125%, 06/01/18		400,000	415,560
ATS Automation Tooling Systems 6.500%, 06/15/23 (B)		409,000	421,270
CMA CGM 7.750%, 01/15/21 (B)		700,000	609,170
DigitalGlobe 5.250%, 02/01/21 (B)		500,000	451,875
IHS 5.000%, 11/01/22		550,000	574,750
Kissner Milling 7.250%, 06/01/19 (B)		800,000	788,000
Manitowoc Foodservice 9.500%, 02/15/24 (B)		380,000	419,900
Moto Finance 6.375%, 09/01/20 (B)	GBP	400,000	597,671
Multi-Color 6.125%, 12/01/22 (B)		450,000	460,125
Orbital ATK 5.250%, 10/01/21		400,000	419,000
Sensata Technologies BV 4.875%, 10/15/23 (B)		700,000	705,250
Techniplas 10.000%, 05/01/20 (B)		555,000	388,500
Titan International 6.875%, 10/01/20		525,000	454,125
United Continental Holdings 6.000%, 12/01/20		175,000	184,188
VRG Linhas Aereas 10.750%, 02/12/23 (B)		400,000	140,400

			8,566,534

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard 5.625%, 09/15/21 (B)		450,000	473,625
CPI International 8.750%, 02/15/18		205,000	200,900
Gamenet 7.250%, 08/01/18 (B)	EUR	500,000	582,118
NeuStar 4.500%, 01/15/23		400,000	328,000

			1,584,643

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

MATERIALS — 1.3%
Crown Americas 4.500%, 01/15/23		825,000	$841,500
LSB Industries 7.750%, 08/01/19		750,000	720,000
Sealed Air 6.500%, 12/01/20 (B)		700,000	793,625

			2,355,125

TELECOMMUNICATION SERVICES — 0.5%
Virgin Media Finance 6.375%, 04/15/23 (B)		914,000	941,420

UTILITIES — 0.3%
GenOn Americas Generation 9.125%, 05/01/31		750,000	493,125

Total Corporate Obligations (Cost $39,589,493)			38,189,043

LOAN PARTICIPATIONS — 0.6%
GOL LUXCO 6.500%, 08/31/20		550,000	547,250
NARTC Bank Loan 11.500%, 07/13/20		400,000	395,000
9.000%, 01/13/20		4,176	4,109
7.750%, 01/13/20		170,588	167,816

Total Loan Participations (Cost $1,112,835)			1,114,175

CONVERTIBLE BONDS — 0.5%
Encore Capital Group 3.000%, 07/01/20		325,000	281,328
Pescanova 8.750%, 02/17/19 (C)	EUR	400,000	32,062
5.125%, 04/20/17 (C)	EUR	500,000	40,077
Tesla Motors 1.250%, 03/01/21		275,000	251,797
Titan Machinery 3.750%, 05/01/19		475,000	391,875

Total Convertible Bonds (Cost $1,104,430)			997,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2016
(unaudited)

SOVEREIGN DEBT — 0.5%
	Face Amount(1)/ Shares		Value

Hellenic Republic Government Bond 3.650%, 02/24/20 (D)	EUR	500,000	$417,254
Mexican Bonos 4.750%, 06/14/18		7,000,000	409,482

Total Sovereign Debt (Cost $803,024)			826,736

PREFERRED STOCK (E) — 0.1%
UNITED STATES — 0.1%
Teekay Offshore Partners (Cost $244,065)		10,400	168,168

Total Investments — 98.5% (Cost $198,255,092)			$179,145,315

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
BP Currency	(10)	Jun-2016	$(20,232)
Euro Currency	(20)	Jun-2016	(61,433)

			$(81,665)

For the six-month period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $181,858,905.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At April 30, 2016, these securities amounted to $41,033,852 or 22.6% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Security in default on interest payments.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2016. The coupon on a step bond changes on a specified date.
(E)	Interest rate unavailable.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LP — Limited Partnership

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$85,284,183	$—	$—	$85,284,183
Common Stock	52,565,871	—	—	52,565,871
Corporate Obligations	—	38,189,043	—	38,189,043
Loan Participations	—	1,114,175	—	1,114,175
Convertible Bonds	—	997,139	—	997,139
Sovereign Debt	—	826,736	—	826,736
Preferred Stock	168,168	—	—	168,168

Total Investments in Securities	$138,018,222	$41,127,093	$—	$179,145,315

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(81,665)	$—	$—	$(81,665)

Total Other Financial Instruments	$(81,665)	$—	$—	$(81,665)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the six-month period ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Sector Weightings†	Long	Short	Net
Registered Investment Companies	58.8%	(1.0)%	57.8%
U.S. Treasury Obligations	8.6	0.0	8.6
Information Technology	3.4	(1.8)	1.6
Industrials	2.9	(2.2)	0.7
Health Care	2.5	(1.9)	0.6
Consumer Staples	1.1	(0.6)	0.5
Telecommunication Services	0.4	(0.1)	0.3
Financials	5.1	(4.9)	0.2
Energy	0.8	(0.7)	0.1
Preferred Stock	0.0	0.0	0.0
Rights	0.0	0.0	0.0
Materials	1.0	(1.0)	0.0
Purchased Options	0.0	0.0	0.0
Warrants	0.0	0.0	0.0
Utilities	0.2	(0.3)	(0.1)
Consumer Discretionary	3.5	(3.7)	(0.2)
Written Options	0.0	(0.4)	(0.4)

Total			69.7
Other Assets and Liabilities, Net			30.3

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 58.8%
	Shares	Value

EXCHANGE TRADED FUNDS — 10.9%
Consumer Staples Select Sector SPDR Fund	11,700	$611,910
Financial Select Sector SPDR Fund	58,900	1,372,959
Health Care Select Sector SPDR Fund	6,200	432,698
Industrial Select Sector SPDR Fund	25,800	1,448,928
PowerShares S&P 500 Downside Hedged Portfolio	1,895,253	47,059,132
Technology Select Sector SPDR Fund	16,100	678,293

		51,603,920

OPEN-END FUNDS — 47.9%
AQR Managed Futures Strategy HV Fund	4,286,808	45,140,086
AQR Multi Strategy Alternative Fund	3,874,239	36,766,525
AQR Style Premia Alternative Fund	4,747,712	48,189,277
ASG Managed Futures Strategy Fund, Cl Y	4,354,836	46,901,580
PIMCO All Asset All Authority Fund, Cl I	6,081,135	50,716,667

		227,714,135

Total Registered Investment Companies (Cost $296,059,285)		279,318,055

U.S. TREASURY OBLIGATIONS — 8.6%
	Face Amount/ Shares	Value

U.S. Treasury Bills 0.454%, 01/ 05/17 (A)	$10,100,000	$10,072,023
0.150%, 07/21/16 (A)	10,000,000	9,995,830
U.S. Treasury Notes 1.625%, 02/15/26	21,000,000	20,635,776

Total U.S. Treasury Obligations (Cost $40,774,912)		40,703,629

COMMON STOCK — 20.9%
ARGENTINA — 0.0%
Ternium ADR	11,441	233,511

AUSTRALIA — 0.0%
Prime Media Group	21,074	4,807

AUSTRIA — 0.1%
Austria Technologie & Systemtechnik	6,600	91,293
Immobilien Anlagen	8,448	161,353
Kapsch TrafficCom	2,946	101,217
Porr Ag	512	16,210

		370,073

BERMUDA — 0.2%
Assured Guaranty	29,100	752,817
Marvell Technology Group	17,400	173,652
Teekay Tankers, Cl A	35,007	137,928

		1,064,397

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR	121,797	238,722
Cosan, Cl A	30,247	162,729

		401,451

CANADA — 0.5%
Advantage Oil & Gas *	16,491	94,329
AGF Management, Cl B	18,200	75,428
Aimia	34,900	238,100
Bird Construction	12,800	118,645
Canfor Pulp Products	8,400	68,153
Cascades	8,200	58,035
CCL Industries, Cl B	1,800	329,601
Chorus Aviation, Cl B	10,600	53,393
Cogeco	1,400	57,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Cominar Real Estate Investment Trust ‡	20,500	$282,330
Corus Entertainment, Cl B	25,400	253,251
Equitable Group	1,300	62,115
Gluskin Sheff + Associates	2,300	32,739
Home Capital Group, Cl B	11,000	329,553
Medical Facilities	5,700	77,275
Open Text	100	5,599
Performance Sports Group *	6,300	23,373
Rogers Sugar	16,600	66,284
Silvercorp Metals	46,942	112,191
TransCanada	3,700	153,638
Uranium Participation *	4,995	18,392
Wi-LAN	32,600	75,089

		2,584,776

CAYMAN ISLANDS — 0.0%
Xingda International Holdings	339,000	71,236

CHILE — 0.0%
Inversiones La Construccion	3,336	39,335

CHINA — 0.7%
361 Degrees International	136,000	48,916
Agile Property Holdings	20,000	11,396
Agricultural Bank of China	1,019,000	369,141
Bank of Chongqing	500	396
Baoye Group	28,000	18,482
CECEP COSTIN New Materials Group	118,000	10,953
China Cinda Asset Management	707,000	232,419
China Communications Construction	285,000	343,900
China Communications Services	58,000	27,441
China Construction Bank	650,000	418,144
China Creative Home Group	78,000	6,536
China Distance Education Holdings ADR	4,635	62,619
China Shineway Pharmaceutical Group	37,000	42,405
Chongqing Rural Commercial Bank	477,000	251,509
Concord Medical Services Holdings ADR	6,400	31,424
Daqo New Energy ADR *	4,764	123,626
Dongfeng Motor Group	256,000	281,184
HNA Infrastructure	3,000	3,191

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Industrial & Commercial Bank of China ADR	3,280	$35,227
JA Solar Holdings ADR *	25,661	222,481
New Oriental Education & Technology Group ADR	8,568	335,523
Peak Sport Products	13,000	3,620
PICC Property & Casualty	32,000	58,580
Shimao Property Holdings	64,500	89,471
Sun Art Retail Group	11,500	8,628
Weiqiao Textile	61,500	46,223
Xinhua Winshare Publishing and Media	75,000	70,099
Xinyuan Real Estate ADR	13,936	68,844
XTEP International Holdings	113,000	66,866

		3,289,244

COLOMBIA — 0.0%
Almacenes Exito	25,157	141,474

DENMARK — 0.0%
IC Group	1,075	36,387
Schouw	1,659	96,992
Vestas Wind Systems	988	70,683

		204,062

FINLAND — 0.1%
Atria, Cl A	10,472	107,319
Finnair	19,078	113,596
Ponsse Oy	1,836	46,966

		267,881

GERMANY — 0.2%
CENTROTEC Sustainable	5,552	91,864
Cewe Stiftung & KGAA	1,489	93,842
Deutsche Lufthansa	33,762	524,221
PATRIZIA Immobilien *	6,413	148,554
S&T	12,151	96,630
Washtec	467	18,930

		974,041

GREECE — 0.0%
Aegean Airlines	7,962	73,027

HONG KONG — 0.7%
Central China Securities	31,000	15,386
Changgang Dunxin Enterprise *	586,000	28,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Everbright	18,000	$35,736
China High Speed Transmission Equipment Group	193,000	150,033
China XLX Fertiliser	66,000	22,207
Computime Group	238,000	34,057
Dawnrays Pharmaceutical Holdings	76,000	62,509
Dickson Concepts International	73,000	20,516
Emperor Entertainment Hotel	410,000	127,383
Emperor International Holdings	470,000	94,522
Fountain SET Holdings	762,000	91,359
Geely Automobile Holdings	305,000	152,168
Guangnan Holdings	402,000	47,161
Guangzhou Automobile Group	136,000	158,321
Haitong International Securities Group	366,000	211,855
Hop Fung Group Holdings	888,000	62,963
IT	218,000	53,960
Ju Teng International Holdings	144,000	64,789
Langham Hospitality Investments and Langham Hospitality Investments	255,135	85,189
Liu Chong Hing Investment	76,000	85,828
NagaCorp	266,000	190,321
Pico Far East Holdings	260,000	71,059
Playmates Toys	452,000	119,455
Road King Infrastructure	6,000	4,974
Seaspan, Cl A	7,955	134,519
SmarTone Telecommunications Holdings	85,000	140,700
Sun Hung Kai	161,000	94,438
Sunlight Real Estate Investment Trust ‡	138,000	72,764
Texwinca Holdings	14,000	13,645
Tianjin Port Development Holdings	470,000	71,498
Varitronix International	51,000	40,764
Victory City International Holdings	1,798,000	125,168
Wheelock	90,000	417,693
Yuexiu Transport Infrastructure	24,000	16,120

		3,117,767

INDIA 0.0%
Syndicate Bank	46,772	49,113

IRELAND — 0.0%
Seagate Technology	3,900	84,903

COMMON STOCK — continued
	Shares	Value

ISRAEL — 0.2%
El Al Israel Airlines	226,035	$173,619
Jerusalem Oil Exploration *	1,236	51,207
Magic Software Enterprises	41,570	277,688
Orbotech *	10,844	261,123
Perion Network *	84,301	140,783
Shufersal	18,927	64,281
Tower Semiconductor *	3,252	38,016

		1,006,717

ITALY — 0.1%
Aedes SIIQ ‡ *	207,194	100,949
ASTM	8,563	112,661
DeA Capital	23,545	35,183
La Doria	4,114	59,827
UnipolSai	70,849	165,335

		473,955

JAPAN — 1.0%
Aderans	3,700	19,335
Ahresty	17,800	121,790
BML	2,500	109,140
Daiichi Sankyo	22,600	552,468
Dai-ichi Seiko	9,500	110,268
EDION	24,000	200,075
Ferrotec	1,000	10,150
Foster Electric	12,100	264,403
Godo Steel	54,000	102,519
GSI Creos	87,200	93,429
Imasen Electric Industrial	12,000	110,188
Japan Asia Group	22,400	105,053
Japan Display	224,800	456,361
Juki	15,300	141,352
Kamei	11,000	102,970
Kirindo Holdings	2,400	22,714
Mitsubishi Nichiyu Forklift	22,100	103,023
Mixi	10,800	383,684
Namura Shipbuilding	19,400	151,699
Nichireki	14,600	107,853
Nippon Beet Sugar Manufacturing	13,000	22,726
Nippon Piston Ring	6,900	95,329
Nippon Yusen	2,000	4,079
Nipro	9,700	97,912
Nittetsu Mining	27,000	103,280
NuFlare Technology	2,100	95,822

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Okuwa	3,000	$32,566
Sansha Electric Manufacturing	17,200	87,455
SK-Electronics	15,500	103,576
Tabuchi Electric	7,500	34,469
Takata	49,600	191,594
TOA ROAD CORP	32,000	108,571
Togami Electric Manufacturing	16,000	62,857
Toho Holdings	6,900	165,950
Tokai	3,800	112,857
Topy Industries	54,000	108,102
West Holdings	16,900	103,719
Yamaichi Electronics	23,600	125,541

		4,924,879

MALAYSIA — 0.2%
AirAsia	478,300	232,630
MISC	44,900	97,122
Padini Holdings	138,400	77,588
Supermax	181,800	120,998
Top Glove	174,500	221,559

		749,897

MEXICO — 0.1%
America Movil ADR, Cl L	23,122	327,407

NETHERLANDS — 0.2%
AerCap Holdings *	900	36,009
BE Semiconductor Industries	9,326	280,959
Koninklijke Ahold	23,331	507,590

		824,558

NORWAY — 0.1%
Awilco Drilling	13,725	46,024
BW LPG (B)	9,537	57,327
Havfisk	26,076	98,127
Kvaerner	112,840	111,973
Norway Royal Salmon	2,052	26,504

		339,955

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	9,555	247,092

PORTUGAL — 0.0%
Altri SGPS	21,812	85,018

COMMON STOCK — continued
	Shares	Value

PORTUGAL (continued)
Semapa-Sociedade de Investimento e Gestao	8,528	$107,904

		192,922

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	13,196	343,624

SINGAPORE — 0.2%
China Yuchai International	1,670	17,117
Chip Eng Seng	180,600	95,346
CSE Global	30,500	9,752
Ellipsiz	150,900	38,150
Hong Leong Asia	112,700	64,946
Japfa	217,600	112,453
k1 Ventures *	116,760	76,402
Midas Holdings	526,900	111,660
Sino Grandness Food Industry Group *	197,200	90,180
Suntec Real Estate Investment Trust ‡	188,400	236,052
UMS Holdings	85,000	39,186

		891,244

SOUTH KOREA — 1.3%
Able C&C	2,420	69,346
Bixolon	8,247	103,866
Daehan Steel	7,118	74,029
Daihan Pharmaceutical	6,407	154,074
Daou Technology	24,333	499,730
DHP Korea	3,940	40,458
Display Tech	28,378	103,609
DK UIL	6,506	67,093
Dongbu HiTek *	3,319	56,657
DongKook Pharmaceutical	1,587	89,559
Dongkuk Steel Mill	11,744	98,330
DY POWER	12,320	85,204
e-LITECOM	9,065	108,201
Enex	13,897	52,324
Fine Semitech	27,545	111,447
Hanmi Semiconductor	858	12,801
Hannet	29,762	91,031
Hansol Paper	8,048	174,465
Hanwha	6,030	200,047
Hitejinro Holdings	2,297	31,248
Il Dong Pharmaceutical	4,967	123,151

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
INZI Display	46,373	$92,184
Kia Motors	202	8,492
KM	19,340	114,573
Korea Circuit	10,910	101,019
Korea Electric Power	7,228	392,040
Korea United Pharm	3,999	67,738
Korean Drug	19,901	114,404
KT	1,530	41,023
KT&G	2,970	320,616
Kyungdong Pharm	1,829	28,252
LG Electronics	1,088	55,575
Maeil Dairy Industry	1,843	75,215
Mcnex	7,492	158,796
Meritz Securities	18,734	59,356
Mhethanol	12,870	92,509
Mobase *	14,072	103,620
Moorim Paper *	34,216	93,092
Partron	32,609	319,107
Protec	3,697	29,202
Pulmuone	130	20,480
Samjin Pharmaceutical	1,977	47,542
Samsung Electronics	263	287,375
SeAH Steel	2,275	165,923
Sekonix	6,706	103,586
Seoyon	9,223	99,968
Seoyon E-Hwa	7,946	106,700
Shinsegae Engineering & Construction	360	15,466
SK Innovation	176	23,942
SK Materials	2,496	260,246
Sungwoo Hitech	12,549	102,537
Tongyang Life Insurance	7,467	69,467
Ubiquoss	13,293	153,417
WiSoL	14,251	206,373
Yeong Hwa Metal	40,217	63,887
Zeus	5,166	68,236

		6,408,628

SWEDEN — 0.3%
Axfood	10,234	189,503
Bilia, Cl A	4,736	113,233
Clas Ohlson, Cl B	2,021	40,770
Fastighets Balder, Cl B *	1,641	41,830
Hemfosa Fastigheter	12,029	125,451

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
Intrum Justitia	151	$5,419
KappAhl	20,304	84,195
Klovern, Cl B	86,181	101,308
Rottneros	133,885	112,537
Saab, Cl B	8,762	299,724
SkiStar	1,714	23,798
Tethys Oil	12,883	92,246
Wihlborgs Fastigheter	3,733	75,772

		1,305,786

SWITZERLAND — 0.1%
Bachem Holding, Cl B	1,459	97,338
Bell	280	110,914
Bobst Group	708	38,673
Gurit Holding	145	91,674
Kardex	1,232	99,338
Swiss Life Holding	577	145,618

		583,555

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	8,889	149,513
Silicon Motion Technology ADR	4,867	187,623

		337,136

THAILAND — 0.1%
Fabrinet *	9,747	311,612

UNITED KINGDOM — 0.0%
Ensco, Cl A	7,725	92,391
Innospec	500	24,180

		116,571

UNITED STATES — 14.1%
Consumer Discretionary — 2.5%
American Axle & Manufacturing Holdings *	2,200	34,122
Asbury Automotive Group *	700	42,434
Beazer Homes USA *	14,745	121,204
Bridgepoint Education *	12,749	121,625
Brunswick	1,500	72,045
Carrols Restaurant Group *	16,758	233,104
Cavco Industries *	4,000	350,760
Children’s Place	9,000	701,190
Deckers Outdoor *	400	23,124
Del Taco Restaurants *	6,100	55,205
Delta Apparel *	13,767	278,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Denny’s *	13,286	$131,399
Diamond Resorts International *	900	19,089
Dick’s Sporting Goods	2,200	101,948
Eldorado Resorts *	18,224	238,917
Entercom Communications, Cl A	24,518	278,034
Foot Locker	5,000	307,200
Francesca’s Holdings *	9,957	165,286
GNC Holdings, Cl A	4,100	99,876
Group 1 Automotive	500	32,920
Helen of Troy *	300	29,859
Isle of Capri Casinos *	9,562	142,474
Jack in the Box	1,900	128,345
John Wiley & Sons, Cl A	2,300	114,057
K12 *	9,300	114,297
La Quinta Holdings *	6,500	83,005
M/I Homes *	8,082	162,448
Macy’s	1,400	55,426
Marcus	12,730	246,326
MarineMax *	14,000	266,140
Marriott Vacations Worldwide	1,100	68,904
Modine Manufacturing *	24,793	268,012
Nautilus *	10,291	181,533
Penske Automotive Group	1,100	43,043
Perry Ellis International *	9,973	189,986
PVH	900	86,040
RCI Hospitality Holdings	18,775	192,444
Red Robin Gourmet Burgers *	1,300	84,318
Regis *	8,200	112,094
Rent-A-Center, Cl A	26,407	388,183
Restoration Hardware Holdings *	9,600	415,392
Rocky Brands	400	4,820
Ruth’s Hospitality Group	15,371	244,091
Shake Shack, Cl A *	17,600	642,752
Skechers U.S.A., Cl A *	900	29,745
Smith & Wesson Holding *	11,800	257,594
Staples	10,000	102,000
Starz *	2,100	57,141
Stoneridge *	16,232	231,468
Thor Industries	5,000	320,100
Tile Shop Holdings *	17,300	308,632
Tilly’s, Cl A *	53,100	333,999
Tower International	4,312	98,960

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Tuesday Morning *	36,900	$320,292
Tupperware Brands	2,000	116,140
Twenty-First Century Fox	7,000	210,840
Unifi *	8,268	212,984
Viacom, Cl A	1,800	79,074
Viacom, Cl B	3,200	130,880
Visteon	6,178	492,201
Vitamin Shoppe *	600	16,422
West Marine *	18,600	186,372
Wingstop *	5,000	124,700
Wolverine World Wide	3,400	64,430
ZAGG *	66,984	536,542

		11,902,769

Consumer Staples — 0.7%
Bunge	3,700	231,250
Calavo Growers	2,437	139,323
Central Garden & Pet, Cl A *	18,363	299,133
Dean Foods	34,458	593,711
Ingles Markets, Cl A	4,523	163,145
John B Sanfilippo & Son	2,932	162,227
Medifast	28,943	912,573
Omega Protein *	14,491	269,388
Primo Water *	24,171	265,881
Wal-Mart Stores	5,900	394,533

		3,431,164

Energy — 0.7%
Archrock	15,824	155,867
Atwood Oceanics	54,376	525,272
Clean Energy Fuels *	29,786	85,188
Euronav	22,344	242,879
Matrix Service *	4,052	76,340
McDermott International *	20,010	90,845
Oasis Petroleum *	17,900	173,451
Pacific Ethanol *	16,283	77,019
PHI *	3,072	68,874
QEP Resources	27,500	493,075
Rowan, Cl A	28,841	542,499
Seadrill Partners (C)	37,776	224,767
TETRA Technologies *	36,900	265,680
Willbros Group *	27,181	86,979

		3,108,735

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials — 3.5%
Alleghany *	40	$20,851
A-Mark Precious Metals	400	8,192
Ambac Financial Group *	6,900	111,987
American Homes 4 Rent, Cl A ‡	2,100	33,222
Arbor Realty Trust ‡	25,726	171,850
Aspen Insurance Holdings	5,800	268,830
Axis Capital Holdings	4,200	223,734
Banc of California	18,309	372,588
Banner	5,247	224,467
Berkshire Hills Bancorp	9,098	246,920
Boston Private Financial Holdings	12,045	147,190
Brookline Bancorp	23,276	264,881
Cardinal Financial	11,342	250,998
CareTrust ‡	17,994	228,884
CBL & Associates Properties ‡	18,100	211,408
Century Bancorp, Cl A	2,281	96,943
CorEnergy Infrastructure Trust ‡	33,900	721,731
CoreSite Realty ‡	1,100	82,423
Dime Community Bancshares	16,796	304,176
Empire State Realty Trust, Cl A ‡	38,900	720,039
Employers Holdings	5,629	167,181
Equity Commonwealth ‡ *	25,400	708,914
Equity LifeStyle Properties ‡	500	34,245
Federal Agricultural Mortgage, Cl C	300	12,204
First Busey	13,210	270,012
First Defiance Financial	3,658	144,784
First Industrial Realty Trust ‡	6,800	155,992
First Internet Bancorp	13,029	323,119
First Merchants	8,904	228,388
First of Long Island	3,987	122,042
Forest City Realty Trust, Cl A ‡	34,607	719,133
Franklin Financial Network *	9,656	292,963
GAMCO Investors, Cl A	564	22,317
Genworth Financial, Cl A *	174,523	598,614
Highwoods Properties ‡	300	14,019
HomeStreet *	10,408	224,292
Hudson Pacific Properties ‡	4,600	134,550
Kilroy Realty ‡	9,200	596,252
Lamar Advertising, Cl A ‡	500	31,020
MainSource Financial Group	4,029	88,034
Malvern Bancorp *	4,232	66,696
MBIA *	71,700	559,260

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
National Storage Affiliates Trust ‡	1,600	$31,232
Nicholas Financial *	9,971	105,892
Northrim BanCorp	500	12,900
Orchid Island Capital, Cl A ‡	12,560	121,581
Oritani Financial	10,649	184,547
Pennsylvania Real Estate Investment Trust ‡	800	18,352
PJT Partners	4,594	102,538
Preferred Bank	6,236	198,055
RE/MAX Holdings, Cl A	5,587	205,602
RMR Group	504	12,560
Security National Financial, Cl A *	12,546	61,726
Sierra Bancorp	14,559	256,384
Silver Bay Realty Trust ‡	45,200	659,920
Simon Property Group ‡	3,300	663,861
SL Green Realty ‡	7,200	756,576
Sotherly Hotels ‡	18,527	98,564
Suffolk Bancorp	8,167	195,926
Summit Hotel Properties ‡	63,300	721,620
Taubman Centers ‡	10,400	722,280
United Community Banks	13,607	273,909
Validus Holdings	15,600	719,004
Voya Financial	5,500	178,585
Westfield Financial	22,720	174,035

		16,700,994

Health Care — 2.0%
Acorda Therapeutics *	10,533	272,278
Addus HomeCare *	800	14,800
Aegerion Pharmaceuticals *	63,400	180,690
Alliance HealthCare Services *	9,739	70,024
Almost Family *	6,513	273,611
AMAG Pharmaceuticals *	1,500	39,780
AMN Healthcare Services *	8,022	284,861
Applied Genetic Technologies *	26,499	416,299
Avalanche Biotechnologies *	66,200	373,368
Biogen *	60	16,500
Cambrex *	6,452	311,245
Computer Programs & Systems	1,000	51,330
Concert Pharmaceuticals *	3,500	48,790
Enanta Pharmaceuticals *	6,840	199,728
Ensign Group	1,200	27,072
Enzo Biochem *	35,822	178,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Enzymotec *	7,435	$64,238
Five Prime Therapeutics *	9,653	459,386
FONAR *	16,300	230,156
Gilead Sciences	5,135	452,958
Greatbatch *	7,766	270,257
Harvard Bioscience *	38,920	115,592
Heska *	4,087	125,062
ICU Medical *	1,806	179,408
Johnson & Johnson	241	27,011
LeMaitre Vascular	14,591	241,919
Lexicon Pharmaceuticals *	16,216	223,943
LHC Group *	3,671	148,088
MacroGenics *	21,700	446,152
Magellan Health *	6,100	429,806
MEDNAX *	2,300	163,967
Merit Medical Systems *	12,725	257,681
Misonix *	4,342	25,922
Molina Healthcare *	2,600	134,576
Nuvectra *	1	6
Omnicell *	11,344	361,420
Orthofix International *	9,800	428,848
PharMerica *	9,036	213,611
QIAGEN *	9,800	220,108
Quality Systems	4,800	67,584
Quintiles Transnational Holdings *	3,100	214,117
Rigel Pharmaceuticals *	6,700	18,961
RTI Surgical *	30,764	122,748
SciClone Pharmaceuticals *	12,652	167,006
Taro Pharmaceutical Industries *	924	129,120
United Therapeutics *	4,144	435,949
VCA *	1,400	88,158
Vocera Communications *	14,897	174,593

		9,397,121

Industrials — 1.9%
ACCO Brands *	31,148	297,152
Aegion, Cl A *	11,465	243,402
Atlas Air Worldwide Holdings *	18,847	752,749
Barnes Group	900	29,241
Barrett Business Services	200	6,202
CEB	600	37,014
Civeo *	41,400	62,928
Comfort Systems USA	10,531	310,559

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
CRA International *	9,414	$204,284
Cubic	1,500	62,355
Delta Air Lines	1,453	60,547
Douglas Dynamics	10,089	231,139
Ducommun *	4,232	67,331
Echo Global Logistics *	3,000	70,110
Encore Wire	5,021	192,053
Ennis	12,762	249,370
Federal Signal	14,819	202,872
FreightCar America	2,714	46,545
Gibraltar Industries *	10,740	284,073
Global Brass & Copper Holdings	7,486	202,871
Hardinge	13,734	178,542
Hawaiian Holdings *	1,600	67,312
Heidrick & Struggles International	12,854	253,609
Huron Consulting Group *	1,500	83,415
Insteel Industries	10,412	301,844
Kforce	1,100	20,911
Kimball International, Cl B	21,697	252,553
Knoll	12,141	283,492
LB Foster, Cl A	9,977	196,347
Northwest Pipe *	6,498	70,113
NV5 Global *	8,162	202,662
Patrick Industries *	7,107	325,856
Ply Gem Holdings *	13,343	195,475
Quad	15,922	199,821
Quanex Building Products	13,583	255,904
Regal Beloit	900	57,978
Resources Connection	10,493	154,982
Robert Half International	4,100	157,071
RPX *	2,957	32,764
Saia *	1,500	43,380
Spirit AeroSystems Holdings, Cl A *	6,600	311,190
Supreme Industries, Cl A	17,842	221,776
Universal Forest Products	2,446	187,486
VSE	1,918	118,993
Wabash National *	72,404	1,031,757
West	3,900	83,577
YRC Worldwide *	17,015	156,538

		9,058,145

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology — 2.0%
ADTRAN	14,606	$282,188
Advanced Energy Industries *	7,808	252,589
Alpha & Omega Semiconductor *	18,656	242,341
Arrow Electronics *	700	43,470
Avid Technology *	4,100	22,878
Black Box	13,179	192,677
Brocade Communications Systems	51,900	498,759
BSQUARE *	23,033	143,496
Citrix Systems *	2,800	229,152
Cohu	20,481	236,760
Comtech Telecommunications	11,133	269,419
Datalink *	4,600	36,938
DHI Group *	25,427	180,786
Digi International *	23,416	247,507
EchoStar, Cl A *	1,100	45,012
Edgewater Technology *	11,006	93,551
EMCORE *	29,161	166,218
Extreme Networks *	73,080	256,511
FLIR Systems	700	21,147
GSI Group *	11,843	172,316
Hackett Group	18,024	268,197
Higher One Holdings *	67,064	254,173
IAC	2,500	115,850
IEC Electronics *	42,798	179,324
Integrated Device Technology *	1,900	36,632
Kulicke & Soffa Industries *	5,300	56,816
Limelight Networks *	61,347	107,357
MeetMe *	47,153	161,263
Mentor Graphics	7,900	157,684
Mercury Systems *	8,117	170,619
MicroStrategy, Cl A *	400	71,728
NCI, Cl A	21,422	309,762
NETGEAR *	8,800	373,120
NetSol Technologies *	11,460	79,074
Nuance Communications *	9,600	164,928
PC Connection	7,645	181,722
Photronics *	16,113	170,475
Progress Software *	1,500	38,280
QLogic *	15,269	199,871
QUALCOMM	3,700	186,924
Rudolph Technologies *	22,000	305,140
Sanmina *	1,600	37,840
ShoreTel *	5,500	33,660
Silver Spring Networks *	10,902	153,173

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Spok Holdings	6,367	$108,175
Sykes Enterprises *	13,461	392,388
Teradata *	1,400	35,420
Teradyne	1,000	18,910
Verint Systems *	2,600	87,984
Virtusa *	900	31,986
Vishay Precision Group *	25,161	376,409
Web.com Group *	26,700	533,733
Western Digital	400	16,346
Xerox	10,100	96,960
XO Group *	7,588	134,004
Zebra Technologies, Cl A *	600	37,536

		9,317,178

Materials — 0.6%
Berry Plastics Group *	3,400	122,468
Clearwater Paper *	1,900	113,506
Coeur Mining *	43,925	355,792
Core Molding Technologies *	10,091	118,367
FutureFuel	17,253	193,924
Haynes International	4,807	180,407
Hecla Mining	37,616	162,125
Huntsman	2,000	31,480
Koppers Holdings *	10,885	273,540
Kraton Performance Polymers *	10,822	245,768
Mercer International	24,786	208,202
Olympic Steel	20,891	472,554
PH Glatfelter	1,100	25,223
Rayonier Advanced Materials	23,695	242,874
Reliance Steel & Aluminum	1,348	99,712
Schweitzer-Mauduit International	3,900	134,121

		2,980,063

Telecommunication Services — 0.2%
8x8 *	18,895	214,269
Inteliquent	13,485	223,716
magicJack VocalTec *	58,171	352,516
Shenandoah Telecommunications	10,898	312,664

		1,103,165

Utilities — 0.0%
NRG Energy	5,600	84,560

		67,083,894

Total Common Stock (Cost $94,654,046)		99,440,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

PREFERRED STOCK (D) — 0.0%
	Shares/ Number of Rights/ Number of Warrants	Value

GERMANY — 0.0%
STO & KGaA	880	$108,625

Total Preferred Stock (Cost $114,796)		108,625

RIGHTS * — 0.0%
Hemfosa Fastigheter, Expires 05/13/16, Strike Price $69.00	12,029	4,344

Total Rights (Cost $—)		4,344

WARRANTS * — 0.0%
Atlas Mara-Invest, Expires 12/17/17, Strike Price $11.50 (Cost $333)	33,340	3,334

Total Investments — 88.3% (Cost $431,603,372)		$419,578,517

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.2)%
AUSTRALIA — (0.1)%
InterOil *	(14,406)	$(482,169)

CANADA — (0.6)%
Alamos Gold, Cl A	(13,800)	(99,538)
Athabasca Oil *	(118,800)	(126,877)
Colliers International Group	(2,376)	(98,282)
Crew Energy *	(11,300)	(45,751)
GDI Integrated Facility Services *	(6,700)	(61,463)
Gildan Activewear	(4,700)	(145,978)
IGM Financial	(7,400)	(232,964)
Interfor *	(4,400)	(38,259)
Kelt Exploration *	(53,600)	(206,762)
Lions Gate Entertainment	(4,115)	(91,353)
Manitoba Telecom Services	(5,900)	(154,424)
MEG Energy *	(56,500)	(299,454)
Methanex	(9,864)	(344,845)
Novagold Resources *	(39,352)	(255,394)
Onex	(3,600)	(223,311)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Painted Pony Petroleum *	(7,700)	$(36,331)
Pretium Resources *	(27,400)	(225,585)
ProMetic Life Sciences *	(27,600)	(71,931)
Rubicon Minerals *	(681,800)	(27,170)
Seabridge Gold *	(4,300)	(61,448)
Sierra Wireless *	(176)	(2,839)
Silver Wheaton	(4,196)	(87,906)

		(2,937,865)

CHINA — (0.2)%
Aluminum Corp of China *	(22,000)	(7,374)
China Distance Education Holdings ADR	(4,857)	(65,618)
CNinsure ADR *	(712)	(5,561)
Ctrip.com International ADR *	(4,978)	(217,090)
eHi Car Services ADR *	(3,248)	(35,208)
JD.com ADR *	(7,728)	(197,528)
Li Ning *	(251,500)	(109,589)
Lianhua Supermarket Holdings *	(93,000)	(35,848)
Maanshan Iron & Steel *	(216,000)	(49,845)
Qunar Cayman Islands ADR *	(863)	(35,219)
Sany Heavy Equipment International Holdings	(201,000)	(40,164)
The9 Limited ADR *	(2,426)	(5,677)
Tuniu ADR *	(13,814)	(146,843)

		(951,564)

GERMANY — (0.3)%
Affimed *	(5,785)	(23,429)
RWE	(19,430)	(290,231)
Scout24 * (B)	(431)	(15,800)
SGL Carbon	(4,146)	(48,495)
Sixt Leasing *	(3,510)	(73,148)
SLM Solutions Group *	(2,532)	(71,873)
Telegraph Columbus * (B)	(7,110)	(69,218)
Vonovia	(10,334)	(347,713)
voxeljet ADR *	(1,204)	(7,272)
Zalando * (B)	(9,248)	(306,459)

		(1,253,638)

GREECE — (0.0)%
Star Bulk Carriers *	(13,282)	(14,079)

HONG KONG — (0.4)%
Alibaba Pictures Group *	(760,000)	(178,319)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Bank of East Asia	(32,800)	$(119,455)
China Financial International Investments *	(680,000)	(57,858)
China Ocean Industry Group *	(1,000,000)	(26,299)
China Taiping Insurance Holdings *	(7,400)	(15,168)
China Traditional Chinese Medicine *	(278,000)	(130,812)
Esprit Holdings	(52,400)	(45,936)
Haier Electronics Group	(44,000)	(74,308)
Haier Healthwise Holdings *	(1,356,000)	(53,318)
Hong Kong Exchanges and Clearing	(9,300)	(235,350)
Huatai Securities * (B)	(99,600)	(211,349)
Kingdee International Software Group	(320,000)	(104,372)
Luye Pharma Group *	(78,500)	(54,648)
Melco Crown Entertainment ADR	(15,942)	(235,942)
Melco International Development	(137,000)	(157,366)
MMG *	(196,000)	(44,219)
New Sports Group *	(1,835,300)	(44,718)
North Mining Shares, Cl C *	(680,000)	(7,364)
PetroAsian Energy Holdings *	(236,900)	(5,680)
Realord Group Holdings *	(50,000)	(22,818)
Sincere Watch Hong Kong	(989,559)	(67,613)
SOCAM Development *	(120,000)	(59,715)
Summit Ascent Holdings *	(118,000)	(25,404)
Value Partners Group	(41,000)	(39,378)

		(2,017,409)

INDIA — (0.1)%
HDFC Bank ADR	(3,897)	(245,004)

IRELAND — (0.0)%
Fly Leasing ADR	(7,914)	(92,752)

ISRAEL — (0.1)%
Attunity *	(8,166)	(55,774)
Radware *	(24,206)	(261,425)
Redhill Biopharma ADR *	(5,300)	(67,840)

		(385,039)

ITALY — (0.1)%
Cerved Information Solutions	(4,919)	(39,569)
Gruppo Editoriale L’Espresso	(16,353)	(17,471)
Telecom Italia *	(144,101)	(140,253)

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Yoox Net-A-Porter Group, Cl A *	(10,311)	$(301,778)

		(499,071)

JAPAN — (0.9)%
Anicom Holdings	(4,800)	(118,872)
DMG Mori	(19,500)	(233,670)
Econach Holdings *	(43,000)	(20,611)
Fast Retailing	(1,200)	(329,154)
GMO Payment Gateway	(2,500)	(165,648)
Kansai Paint	(5,400)	(98,560)
Kusuri No Aoki	(2,600)	(142,951)
M&A Capital Partners *	(3,600)	(61,850)
McDonald’s Holdings Japan	(9,000)	(225,677)
MISUMI Group	(17,600)	(257,053)
MonotaRO	(11,200)	(353,158)
Next	(21,900)	(257,078)
Nidec	(4,500)	(346,170)
Nippon Paint Holdings	(12,300)	(341,256)
Orient *	(133,200)	(279,169)
Pigeon	(13,200)	(363,372)
Rakuten	(31,400)	(360,185)
Sailor Pen *	(203,000)	(62,961)
Sohgo Security Services	(4,200)	(242,368)
Toho Zinc	(60,000)	(169,737)
UMN Pharma *	(3,700)	(74,417)

		(4,503,917)

LUXEMBOURG — (0.0)%
Magnachip Semiconductor *	(23,499)	(121,255)

NETHERLANDS — (0.3)%
Altice, Cl A *	(19,888)	(301,740)
Core Laboratories	(4,500)	(601,470)
IMCD Group	(1,667)	(67,305)
Intertrust * (B)	(2,830)	(57,357)
OCI *	(11,922)	(235,691)
Wereldhave ‡	(4,407)	(227,031)

		(1,490,594)

NORWAY — (0.0)%
Schibsted, Cl A	(1,231)	(35,913)
Vard Holdings *	(165,100)	(22,343)

		(58,256)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

PUERTO RICO — (0.0)%
OFG Bancorp	(15,001)	$(132,459)

SINGAPORE — (0.1)%
Ascendas ‡	(130,200)	(238,162)
COSCO Singapore	(118,300)	(29,908)
Hyflux	(85,800)	(39,555)
KrisEnergy *	(203,400)	(28,131)
Perennial Real Estate Holdings *	(20,200)	(13,744)
Sembcorp Industries	(121,200)	(260,452)
Yoma Strategic Holdings *	(50,400)	(20,237)

		(630,189)

SWEDEN — (0.1)%
Hexpol	(17,210)	(177,876)
Hoist Finance * (B)	(6,857)	(67,883)
INVISIO Communications *	(9,940)	(71,792)
Nordax Group * (B)	(11,470)	(58,561)

		(376,112)

SWITZERLAND — (0.1)%
ChinaCache International Holdings ADR *	(5,006)	(41,400)
Chocoladefabriken Lindt & Spruengli	(35)	(214,166)
Orascom Development Holding *	(2,747)	(23,596)
Santhera Pharmaceutical Holding *	(269)	(19,657)

		(298,819)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development *	(72,500)	(2,897)

UNITED KINGDOM — (0.1)%
Adaptimmune Therapeutics ADR *	(7,506)	(72,733)
Amarin ADR *	(38,142)	(69,800)
GW Pharmaceuticals ADR *	(3,959)	(320,758)

		(463,291)

UNITED STATES — (13.7)%
Consumer Discretionary — (2.7)%
2U *	(50,991)	(1,429,278)
500.com ADR, Cl A *	(10,238)	(192,372)
Advance Auto Parts	(3,400)	(530,740)
Arctic Cat	(17,808)	(296,147)
AutoNation *	(2,600)	(131,690)
Barnes & Noble Education *	(16,000)	(149,760)
Blue Nile	(7,819)	(201,574)
Bob Evans Farms	(4,200)	(191,268)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Buckle	(13,200)	$(382,008)
Build-A-Bear Workshop, Cl A *	(19,008)	(250,335)
Cabela’s *	(3,100)	(161,665)
Carriage Services, Cl A	(7,082)	(173,013)
Charter Communications, Cl A *	(1,600)	(339,584)
Cherokee *	(4,255)	(66,548)
Chipotle Mexican Grill, Cl A *	(2,130)	(896,666)
Citi Trends	(9,805)	(176,098)
Crocs *	(28,380)	(236,973)
CST Brands	(4,600)	(173,742)
Destination XL Group *	(36,176)	(194,265)
Dixie Group *	(27,763)	(131,041)
Dollar Tree *	(3,100)	(247,101)
Dunkin’ Brands Group	(1,600)	(74,400)
El Pollo Loco Holdings *	(16,728)	(220,642)
EW Scripps, Cl A *	(23,976)	(363,956)
Famous Dave’s of America *	(38,548)	(224,349)
Fiesta Restaurant Group *	(3,825)	(122,821)
Good Times Restaurants *	(5,972)	(18,454)
Green Brick Partners *	(29,139)	(214,754)
Hibbett Sports *	(5,301)	(191,366)
iRobot *	(3,430)	(128,213)
Kona Grill *	(19,305)	(257,143)
Libbey	(9,524)	(177,146)
Lumber Liquidators Holdings *	(23,000)	(342,930)
MakeMyTrip *	(16,799)	(308,430)
Monro Muffler Brake	(2,300)	(159,206)
Morgans Hotel Group *	(15,885)	(23,669)
Nord Anglia Education *	(5,778)	(122,667)
Select Comfort *	(25,600)	(631,808)
Sequential Brands Group *	(11,118)	(61,705)
Stage Stores	(24,683)	(181,667)
Stein Mart	(44,942)	(325,380)
Strattec Security	(3,612)	(191,075)
Tesla Motors *	(2,780)	(669,313)
Tiffany	(1,100)	(78,485)
Under Armour, Cl A *	(5,800)	(254,852)
Vitamin Shoppe *	(5,378)	(147,196)
Winnebago Industries	(9,079)	(196,470)
Wynn Resorts	(5,500)	(485,650)
Zumiez *	(4,100)	(68,798)

		(12,794,413)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples — (0.4)%
Andersons	(6,056)	$(202,937)
Casey’s General Stores	(1,300)	(145,600)
Craft Brew Alliance *	(16,743)	(142,650)
Inventure Foods *	(50,437)	(361,129)
Landec *	(19,849)	(223,301)
Natural Grocers by Vitamin Cottage *	(12,615)	(168,536)
Orchids Paper Products	(10,657)	(326,850)
PriceSmart	(1,800)	(155,772)
SunOpta *	(40,923)	(220,166)

		(1,946,941)

Energy — (0.4)%
CHC Group *	(250)	(188)
Cheniere Energy *	(7,693)	(299,104)
Gener8 Maritime *	(17,065)	(123,380)
Geospace Technologies *	(4,292)	(70,217)
Golar LNG	(8,706)	(144,345)
Par Pacific Holdings *	(13,586)	(259,628)
RigNet *	(7,347)	(125,634)
Schlumberger	(7,300)	(586,482)
Synergy Resources *	(5,303)	(38,288)
Tesco	(26,230)	(248,136)

		(1,895,402)

Financials — (4.3)%
American Campus Communities ‡	(9,300)	(416,175)
American Homes 4 Rent, Cl A ‡	(18,057)	(285,657)
Ameris Bancorp	(11,073)	(347,692)
Apple Hospitality ‡	(6,600)	(124,938)
Ashford Hospitality Prime ‡	(39,559)	(442,665)
BNC Bancorp	(11,056)	(247,212)
Boston Properties ‡	(5,100)	(657,186)
Capital Bank Financial, Cl A	(8,101)	(244,893)
Capital City Bank Group	(14,802)	(219,366)
Citizens & Northern	(15,190)	(306,686)
City Holding	(4,045)	(198,690)
Clifton Bancorp	(20,532)	(305,516)
DDR ‡	(27,800)	(486,500)
Duke Realty ‡	(600)	(13,122)
EPR Properties ‡	(11,500)	(757,620)
FBR	(10,311)	(190,753)
Federated National Holding	(7,052)	(134,341)
FelCor Lodging Trust ‡	(27,467)	(196,664)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Fifth Street Senior Floating Rate	(17,797)	$(140,418)
First Financial Bankshares	(2,100)	(67,998)
Forestar Group *	(10,625)	(143,437)
Franklin Street Properties ‡	(36,489)	(387,513)
GAIN Capital Holdings	(29,242)	(200,308)
GAMCO Investors, Cl A	(6,439)	(254,791)
Getty Realty ‡	(37,267)	(733,415)
Gladstone Commercial ‡	(45,000)	(757,350)
Government Properties Income Trust ‡	(40,000)	(756,800)
Greenhill	(10,782)	(237,420)
HCP ‡	(21,200)	(717,196)
InfraREIT ‡	(8,012)	(132,839)
Investors Real Estate Trust ‡	(50,126)	(301,759)
Iron Mountain ‡	(2,000)	(73,060)
iStar ‡ *	(22,277)	(218,315)
Kearny Financial	(20,351)	(256,830)
Ladder Capital, Cl A ‡	(12,905)	(153,699)
Ladenburg Thalmann Financial Services *	(108,700)	(291,316)
LendingClub *	(72,600)	(573,540)
Liberty Property Trust ‡	(8,300)	(289,670)
Live Oak Bancshares	(15,894)	(250,172)
Marcus & Millichap *	(5,946)	(149,126)
Marlin Business Services	(5,937)	(87,808)
Medical Properties Trust ‡	(3,800)	(50,578)
Mercury General	(600)	(31,740)
MidSouth Bancorp	(29,965)	(271,183)
Monmouth Real Estate Investment ‡	(21,500)	(247,250)
New Senior Investment Group ‡	(26,077)	(281,632)
Noah Holdings ADR *	(2,822)	(69,365)
Northfield Bancorp	(8,179)	(129,719)
OneMain Holdings, Cl A *	(7,700)	(245,014)
Parkway Properties ‡	(300)	(4,935)
PHH *	(61,239)	(785,696)
Preferred Apartment Communities, Cl A ‡	(11,481)	(141,676)
Pzena Investment Management, Cl A	(20,213)	(183,130)
Realty Income ‡	(11,200)	(663,040)
Republic First Bancorp *	(13,482)	(62,691)
RMR Group	(504)	(12,569)
Royal Bank of Canada	(772)	(48,021)
Safeguard Scientifics *	(22,285)	(307,533)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Safety Insurance Group	(2,484)	$(140,619)
Seritage Growth Properties ‡	(8,100)	(432,297)
Southwest Bancorp	(17,084)	(274,198)
Spirit Realty Capital ‡	(31,200)	(356,616)
Toronto-Dominion Bank	(171)	(7,609)
United Bankshares	(9,600)	(371,424)
Ventas ‡	(1,000)	(62,120)
Virtus Investment Partners	(4,088)	(319,763)
Walter Investment Management *	(5,200)	(37,700)
Washingtion ‡	(10,500)	(301,035)
Welltower ‡	(9,900)	(687,258)
WMIH *	(28,952)	(64,563)
WP Carey ‡	(12,100)	(739,189)
Yadkin Financial	(10,855)	(271,592)

		(20,352,211)

Health Care — (1.7)%
AAC Holdings *	(23,795)	(489,939)
Abaxis	(2,460)	(111,487)
Accelerate Diagnostics *	(5,097)	(63,967)
Achaogen *	(6,310)	(21,391)
Aethlon Medical *	(4,469)	(21,719)
Anacor Pharmaceuticals *	(1,300)	(81,562)
Aralez Pharmaceuticals *	(19,866)	(77,676)
Aratana Therapeutics *	(13,400)	(80,534)
Arbutus Biopharma *	(24,928)	(123,394)
Ascendis Pharma ADR *	(3,111)	(52,483)
Atara Biotherapeutics *	(5,792)	(104,314)
AtriCure *	(7,078)	(112,540)
Blueprint Medicines *	(6,230)	(94,571)
Cardiovascular Systems *	(19,072)	(266,627)
Celator Pharmaceuticals *	(13,700)	(206,459)
Cempra *	(1,260)	(21,332)
Cerus *	(49,605)	(310,527)
Chimerix *	(10,553)	(63,107)
Clovis Oncology *	(2,620)	(36,444)
Coherus Biosciences *	(5,953)	(112,095)
Compugen *	(9,853)	(66,803)
ConforMIS *	(22,060)	(273,323)
DBV Technologies ADR *	(3,578)	(121,545)
Derma Sciences *	(25,033)	(87,115)
Dermira *	(5,610)	(141,877)
Egalet *	(9,373)	(63,924)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
EndoChoice Holdings *	(25,254)	$(139,402)
Endologix *	(35,755)	(400,814)
Entellus Medical *	(4,419)	(64,252)
Fluidigm *	(8,749)	(83,815)
Foamix Pharmaceuticals *	(9,999)	(63,094)
GenMark Diagnostics *	(25,579)	(151,172)
HealthEquity *	(6,700)	(168,505)
Imprivata *	(24,501)	(296,952)
Infinity Pharmaceuticals *	(17,509)	(101,552)
Inovalon Holdings, Cl A *	(6,900)	(117,990)
Intersect ENT *	(7,258)	(145,523)
Invuity *	(17,782)	(120,918)
Karyopharm Therapeutics *	(11,958)	(111,209)
LDR Holding *	(22,811)	(614,756)
Lion Biotechnologies *	(8,675)	(49,187)
Medgenics *	(16,827)	(80,265)
Neuroderm *	(4,259)	(72,872)
Novadaq Technologies *	(35,377)	(396,222)
Ocular Therapeutix *	(1,648)	(20,237)
Pacific Biosciences of California *	(9,093)	(87,747)
Pacira Pharmaceuticals *	(200)	(10,822)
pSivida *	(24,010)	(68,909)
Puma Biotechnology *	(1,862)	(57,145)
Quidel *	(18,044)	(312,161)
Spectranetics *	(7,776)	(132,192)
STAAR Surgical *	(24,908)	(192,041)
Tetraphase Pharmaceuticals *	(31,881)	(178,534)
Vanda Pharmaceuticals *	(4,842)	(43,094)
Wright Medical Group *	(5,100)	(95,778)
Zafgen *	(21,087)	(134,324)
Zeltiq Aesthetics *	(7,704)	(230,350)

		(7,948,589)

Industrials — (1.8)%
Alamo Group	(2,972)	(167,740)
Altra Industrial Motion	(5,730)	(164,451)
American Science & Engineering	(10,413)	(298,333)
Astronics *	(3,656)	(135,089)
Caesarstone Sdot-Yam *	(7,093)	(262,654)
CDI	(34,041)	(243,393)
CECO Environmental	(42,414)	(279,932)
CIRCOR International	(6,443)	(363,707)
Covanta Holding	(23,100)	(375,606)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Deere	(1,700)	$(142,987)
Dynamic Materials	(28,842)	(281,786)
Fastenal	(7,800)	(364,962)
Fortress Transportation & Infrastructure Investors	(7,174)	(71,812)
Franklin Covey *	(9,680)	(159,430)
General Finance *	(23,733)	(112,494)
Graham	(14,247)	(263,712)
HC2 Holdings *	(23,475)	(90,614)
Marten Transport	(9,934)	(185,368)
Milacron Holdings *	(18,956)	(324,716)
Multi-Color	(5,150)	(308,125)
Powell Industries	(7,053)	(219,489)
Primoris Services	(15,743)	(368,229)
Proto Labs *	(1,200)	(71,796)
Radiant Logistics *	(37,313)	(147,013)
Raven Industries	(19,125)	(307,721)
Rush Enterprises, Cl A *	(10,185)	(200,543)
Sun Hydraulics	(8,853)	(313,219)
Sunrun *	(79,864)	(629,328)
Tennant	(5,285)	(282,272)
Thermon Group Holdings *	(17,257)	(323,396)
Twin Disc	(6,027)	(79,858)
Universal Logistics Holdings	(17,360)	(247,554)
USA Truck *	(11,982)	(212,321)
XPO Logistics *	(12,400)	(373,736)

		(8,373,386)

Information Technology — (1.7)%
58.com ADR *	(3,885)	(212,315)
Actua *	(8,542)	(80,978)
Amber Road *	(25,817)	(126,761)
Applied Micro Circuits *	(17,550)	(109,512)
Applied Optoelectronics *	(7,797)	(87,326)
Avid Technology *	(45,086)	(251,580)
Barracuda Networks *	(15,938)	(280,828)
Cabot Microelectronics	(4,533)	(189,887)
China Sunergy ADR *	(4,200)	(882)
comScore *	(7,048)	(215,810)
Daktronics	(24,926)	(216,856)
Datawatch *	(14,801)	(78,741)
Digital Turbine *	(31,528)	(27,114)
Envestnet *	(11,752)	(368,778)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Exar *	(22,712)	$(138,543)
Global Eagle Entertainment *	(22,388)	(179,328)
GTT Communications *	(7,663)	(122,455)
Hortonworks *	(18,673)	(216,047)
Identiv *	(15,319)	(40,749)
Interactive Intelligence Group *	(4,935)	(183,434)
LivePerson *	(15,981)	(96,685)
Marketo *	(7,989)	(175,678)
Mimecast *	(13,999)	(111,292)
Mobileye *	(9,765)	(372,535)
Monotype Imaging Holdings	(10,306)	(227,041)
NetSuite *	(2,520)	(204,221)
Nimble Storage *	(61,723)	(455,516)
Novatel Wireless *	(26,967)	(41,260)
Numerex, Cl A *	(33,237)	(255,260)
Perceptron *	(33,327)	(153,637)
PROS Holdings *	(8,653)	(101,759)
Q2 Holdings *	(5,992)	(143,269)
Quotient Technology *	(2,800)	(32,536)
Seachange International *	(16,674)	(62,194)
SemiLEDs *	(232)	(463)
Shutterstock *	(3,948)	(161,947)
SolarEdge Technologies *	(1,342)	(35,952)
SunEdison Semiconductor *	(24,693)	(141,985)
SunPower, Cl A *	(24,682)	(497,095)
Tangoe *	(20,201)	(178,173)
TrueCar *	(10,066)	(68,851)
Varonis Systems *	(15,424)	(295,370)
ViaSat *	(10,000)	(767,000)
Workiva, Cl A *	(18,150)	(216,166)
Xura *	(2,510)	(56,199)
Zendesk *	(12,821)	(289,755)

		(8,269,763)

Materials — (0.4)%
Alamos Gold, Cl A	(31,366)	(225,835)
Allegheny Technologies	(3,335)	(54,494)
Calgon Carbon	(9,280)	(152,099)
Compass Minerals International	(1,400)	(104,944)
Deltic Timber	(4,254)	(265,875)
FMC	(4,900)	(211,974)
LSB Industries *	(11,682)	(153,735)
Quaker Chemical	(3,421)	(304,674)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value

UNITED STATES (continued)
Materials (continued)
Resolute Forest Products *	(38,393)	$(223,064)

		(1,696,694)

Telecommunication Services — (0.1)%
Boingo Wireless *	(27,406)	(210,752)
Globalstar *	(151,281)	(294,998)
Lumos Networks *	(16,894)	(215,399)

		(721,149)

Utilities — (0.2)%
Atlantic Power	(27,330)	(72,698)
Cadiz *	(36,386)	(236,145)
Chesapeake Utilities	(2,115)	(125,885)
TerraForm Power, Cl A	(9,600)	(102,528)
Vivint Solar *	(104,751)	(349,868)

		(887,124)

		(64,885,672)

Total Common Stock (Proceeds $82,538,122)		(81,842,051)

REGISTERED INVESTMENT COMPANIES — (1.0)%
EXCHANGE TRADED FUNDS — (1.0)%
Consumer Discretionary Select Sector SPDR Fund	(25,500)	(2,018,325)
Energy Select Sector SPDR Fund	(25,200)	(1,701,252)
Materials Select Sector SPDR Fund	(7,000)	(329,700)
Utilities Select Sector SPDR Fund	(11,400)	(551,988)

Total Registered Investment Companies (Proceeds $4,547,119)		(4,601,265)

Securities Sold Short — (18.2)% (Proceeds $87,085,241)		$(86,443,316)

PURCHASED OPTIONS * — 0.0%
S&P 500 Index, Expires 05/21/16, Strike Price $2,120.00	200	$78,000
S&P 500 Index, Expires 05/21/16, Strike Price $1,795.00	200	9,000

Total Purchased Options — 0.0% (Cost $179,772)		87,000

WRITTEN OPTIONS * — (0.4)%
	Contracts	Value

S&P 500 Index, Expires 05/21/16, Strike Price $1,985.00	(600)	$(1,961,000)

Total Written Options — 0.4% (Proceeds $2,352,342)		$(1,961,000)

For the six-month period ended April 30, 2016, the total amount of all open purchased options and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

A list of Total Return Swaps held by the Fund at April 30, 2016, is as follows:

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
888 HOLDINGS	BAML	03/14/2017	1M LIBOR	32,697	$101,561	$1,923
ADANI ENTERPRISES	BAML	10/12/2016	1M LIBOR	64,320	70,083	13,768
AEROFLOT-RUSSIAN AIRLINES PJSC	BAML	08/05/2016	1M LIBOR	83,900	75,701	24,766
AIR NEW ZEALAND	BAML	05/31/2017	1M LIBOR	84,543	144,131	942
AIR NEW ZEALAND	BAML	05/31/2017	1M LIBOR	76,269	122,465	8,410
AKASTOR	BAML	03/14/2017	1M LIBOR	(2,399)	(3,094)	(242)
ALBARAKA TURK KATILIM BANKASI	BAML	08/05/2016	1M LIBOR	51,731	24,019	5,225
ALIOR BANK	BAML	01/05/2017	1M LIBOR	(4,437)	(81,088)	924
ALUMINUM CORPORATION OF CHINA LIMITED	BAML	05/31/2017	1M LIBOR	(662,000)	(229,586)	7,721
AMAYSIM AUSTRALIA	BAML	10/12/2016	1M LIBOR	(39,310)	(62,056)	12,144
AMICOGEN	BAML	11/09/2016	1M LIBOR	(1,089)	(56,471)	(4,066)
ANICOM HOLDINGS	BAML	10/14/2016	1M LIBOR	(1,000)	(24,117)	(656)
AO WORLD	BAML	03/14/2017	1M LIBOR	(26,858)	(68,510)	(3,231)
ATGEN	BAML	10/12/2016	1M LIBOR	(303)	(9,505)	(1,317)
AVANTI COMMUNICATIONS GROUP	BAML	03/14/2017	1M LIBOR	(34,349)	(66,538)	17,970
AWE	BAML	10/12/2016	1M LIBOR	(142,008)	(50,645)	(24,393)
B2W COMPANHIA DIGITAL	BAML	10/31/2016	1M LIBOR	(2,400)	(8,902)	(671)
BANK OF THE PHILIPPINE ISLANDS	BAML	05/31/2017	1M LIBOR	(13,080)	(25,402)	157
BANREGIO GRUPO FINANCIERO	BAML	10/31/2016	1M LIBOR	(15,600)	(70,317)	(23,328)
CANFOR PULP PRODUCTS	BAML	10/31/2016	1M LIBOR	13,300	120,755	(12,872)
CAPRO	BAML	10/12/2016	1M LIBOR	(12,083)	(53,066)	8,533
CASCADES	BAML	10/31/2016	1M LIBOR	25,700	170,865	10,981
CHARTER HALL	BAML	03/01/2017	1M LIBOR	(38,500)	(132,724)	(7,486)
CHEIL BIO CO	BAML	10/12/2016	1M LIBOR	(2,169)	(9,043)	(357)
CHENG LOONG	BAML	10/19/2016	1M LIBOR	21,000	7,432	87
CHINA FISHERY GROUP	BAML	10/13/2016	1M LIBOR	(795,300)	(38,410)	(6,572)
CHINA GOLDJOY GROUP	BAML	10/12/2016	1M LIBOR	(584,000)	(68,414)	5,933
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD	BAML	05/31/2017	1M LIBOR	(384,000)	(200,585)	1,604
CHINA OCEAN INDUSTRY GROUP	BAML	05/31/2017	1M LIBOR	(255,000)	(6,772)	67
CHINA OCEAN RESOURCES COMPANY LTD	BAML	11/09/2016	1M LIBOR	(546)	(2,143)	1,165

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA PETROCHEMICAL DEVELOPMENT CORP	BAML	05/31/2017	1M LIBOR	(53,000)	$(13,596)	$189
CHINA STATE CONSTRUCTION	BAML	05/31/2017	1M LIBOR	391,627	333,540	12,471
CHONGQING CHANGAN AUTOMOBILE CO	BAML	10/12/2016	1M LIBOR	129,300	231,295	(7,625)
CHORUS AVIATION INC	BAML	10/31/2016	1M LIBOR	5,600	25,478	2,723
CIMB GROUP HOLDINGS	BAML	10/12/2016	1M LIBOR	(103,597)	(143,132)	19,510
CITIC RESOURCES HOLDINGS	BAML	05/31/2017	1M LIBOR	(515,000)	(48,469)	2,000
CORECROSS	BAML	10/12/2016	1M LIBOR	(22,687)	(22,758)	1,507
CREDIT CHINA HOLDINGS LTD	BAML	05/31/2017	1M LIBOR	(29,000)	(11,515)	(409)
CSG HOLDING COMPANY LTD	BAML	10/12/2016	1M LIBOR	147,700	123,419	(429)
DAESUNG INDUSTRIAL	BAML	11/09/2016	1M LIBOR	(1,407)	(4,137)	47
DANA GAS	BAML	08/05/2016	1M LIBOR	(87,021)	(12,320)	(1,186)
DIALIGHT	BAML	03/14/2017	1M LIBOR	(8,112)	(78,088)	10,753
DONGWON FISHERIES	BAML	10/12/2016	1M LIBOR	(4,000)	(37,025)	(793)
DOOSAN ENGINE	BAML	10/12/2016	1M LIBOR	(6,886)	(53,865)	27,914
EVOLVA HOLDING	BAML	03/14/2017	1M LIBOR	(88,133)	(88,174)	26,584
EXCELSIOR MEDICAL	BAML	10/19/2016	1M LIBOR	2,410	3,697	1
FINCIANTIERI	BAML	03/14/2017	1M LIBOR	(182,841)	(79,802)	4,415
FORTESCUE METALS GROUP	BAML	10/12/2016	1M LIBOR	196,371	301,537	207,579
GLOBAL TELECOM HOLDING	BAML	08/05/2016	1M LIBOR	(38,777)	(46,935)	(17,047)
GLOBO	BAML	03/14/2017	1M LIBOR	193,049	102,494	(102,494)
GO IRON WORKS	BAML	10/14/2016	1M LIBOR	(15,000)	(27,896)	7,589
GREAT EASTERN SHIPPING	BAML	10/12/2016	1M LIBOR	12,748	68,109	(5,169)
HARBIN PHARMACEUTICAL GROUP	BAML	05/31/2017	1M LIBOR	275,840	354,527	18,779
HEXAGON COMPOSITES	BAML	03/14/2017	1M LIBOR	(25,796)	(68,005)	(10,786)
HINDUSTAN PETROLEUM	BAML	10/12/2016	1M LIBOR	27,268	300,005	41,845
HITRON TECHNOLOGY	BAML	10/19/2016	1M LIBOR	112,200	64,846	(2,240)
HLB INC	BAML	10/12/2016	1M LIBOR	(1,392)	(8,597)	(12,180)
HUA NAN FINANCIAL HOLDING	BAML	06/01/2016	1M LIBOR	(253,000)	(119,949)	(2,790)
HYBRID KINETIC GROUP	BAML	10/12/2016	1M LIBOR	(32,000)	(1,405)	402
HYPERMARCAS	BAML	10/31/2016	1M LIBOR	(12,200)	(46,601)	(61,167)
HYUNDAI HEAVY INDUSTRIES	BAML	11/09/2016	1M LIBOR	(1,637)	(170,597)	4,361
HYUNDAI PAINT	BAML	10/12/2016	1M LIBOR	(37,800)	(40,024)	11,334
HYUNJIN MATERIALS	BAML	10/12/2016	1M LIBOR	(29,219)	(53,523)	21,550
IMAGINATION TECHNOLOGIES	BAML	03/14/2017	1M LIBOR	(15,590)	(51,894)	16,315
INDEPENDENCE GROUP	BAML	10/12/2016	1M LIBOR	(84,010)	(162,248)	(33,203)
INDEPENDENCE GROUP	BAML	03/01/2017	1M LIBOR	(31,754)	(72,640)	(1,236)
INDO TAMBANGRAYA MEGAH	BAML	10/12/2016	1M LIBOR	132,600	69,680	8,645
INNER MONGOLIA YILI INDUSTRIES	BAML	05/31/2017	1M LIBOR	9,700	21,459	1,918
INSCOBEE	BAML	10/12/2016	1M LIBOR	(15,500)	(19,210)	(9,692)
IP GROUP	BAML	03/14/2017	1M LIBOR	(27,228)	(89,043)	20,463
ISU ABXIS	BAML	10/12/2016	1M LIBOR	(3,909)	(28,130)	(3,182)
IVANHOE MINES	BAML	10/28/2016	1M LIBOR	(11,000)	(7,070)	(2,046)
IVANHOE MINES	BAML	10/31/2016	1M LIBOR	(93,300)	(47,952)	(29,364)
KNIGHT THERAPEUTICS	BAML	10/28/2016	1M LIBOR	(7,600)	(43,353)	(5,639)
KONGSBERG GRUPPEN	BAML	03/14/2017	1M LIBOR	(3,914)	(59,963)	(5,643)
KWS SAAT	BAML	03/14/2017	1M LIBOR	(213)	(63,708)	(10,135)
LAMPRELL	BAML	07/14/2016	1M LIBOR	(25,615)	(58,359)	25,800

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
LAMPRELL	BAML	03/14/2017	1M LIBOR	(5,352)	$(6,779)	$(24)
LEADERS COSMETICS	BAML	10/12/2016	1M LIBOR	(379)	(11,363)	1,625
LEONTEQ	BAML	03/14/2017	1M LIBOR	(1,868)	(242,644)	112,590
LEYOU TECHNOLOGIES HOLDINGS	BAML	05/31/2017	1M LIBOR	(60,000)	(7,813)	(308)
LONMIN	BAML	03/14/2017	1M LIBOR	(30,200)	(16,348)	(66,843)
LUNDIN PETROLEUM	BAML	03/14/2017	1M LIBOR	(16,575)	(213,833)	(96,868)
LUYE PHARMA GROUP	BAML	05/31/2017	1M LIBOR	(135,000)	(95,726)	1,757
M DIAS BRANCO	BAML	10/31/2016	1M LIBOR	(3,500)	(79,013)	(2,304)
MAANSHAN IRON AND STEEL	BAML	05/31/2017	1M LIBOR	(440,000)	(97,002)	(4,520)
MBK	BAML	10/12/2016	1M LIBOR	(15,125)	(34,064)	11,091
MEDUSA MINING	BAML	05/04/2016	1M LIBOR	36,298	21,985	(1,424)
MEDUSA MINING	BAML	11/30/2016	1M LIBOR	169,683	104,133	(8,020)
MESOBLAST	BAML	10/12/2016	1M LIBOR	(6,479)	(24,803)	14,016
MESOBLAST	BAML	10/12/2016	1M LIBOR	(39,648)	(83,205)	17,188
MILESTONE APARTMENTS REIT	BAML	10/28/2016	1M LIBOR	(5,100)	(67,585)	(1,214)
MINERAL RESOURCES	BAML	11/30/2016	1M LIBOR	47,638	218,089	50,295
MIRAE	BAML	10/12/2016	1M LIBOR	(37,758)	(6,067)	(8,444)
MOLECULAR PARTNERS	BAML	03/14/2017	1M LIBOR	(493)	(15,612)	1,934
MRV ENGENHARIA E PARTICIPACOES	BAML	10/31/2016	1M LIBOR	85,300	258,093	40,421
NANOCO GROUP	BAML	03/14/2017	1M LIBOR	(51,183)	(49,737)	20,489
NANOSONICS	BAML	10/12/2016	1M LIBOR	(43,667)	(66,509)	(7,195)
NEPTUNE TECHNOLOGIES & BIORESOURCES INC	BAML	10/28/2016	1M LIBOR	(2,500)	(4,805)	1,937
NHN ENTERTAINMENT	BAML	11/09/2016	1M LIBOR	(297)	(13,598)	(2,132)
NORDIC SEMICONDUCTOR	BAML	03/14/2017	1M LIBOR	(13,426)	(65,713)	(12,385)
NORTH MINING SHARES	BAML	05/31/2017	1M LIBOR	(730,000)	(8,094)	189
NORTHAM PLATINUM	BAML	08/05/2016	1M LIBOR	(9,674)	(20,000)	(13,087)
NOVAE GROUP	BAML	03/14/2017	1M LIBOR	2,819	33,167	1
NYRSTAR	BAML	03/14/2017	1M LIBOR	(91,634)	(66,020)	(6,395)
OBI PHARMA	BAML	06/01/2016	1M LIBOR	(4,900)	(74,852)	17,056
ORION HEALTH GROUP	BAML	10/12/2016	1M LIBOR	(6,106)	(13,241)	(4,520)
OSCOTEC	BAML	11/09/2016	1M LIBOR	(2,488)	(11,460)	(9,450)
OUTOKUMPU	BAML	03/14/2017	1M LIBOR	(62,634)	(265,270)	2,578
PANSTAR ENTERPRISE	BAML	10/12/2016	1M LIBOR	(32,893)	(83,015)	25,713
PAX GLOBAL TECHNOLOGY	BAML	05/31/2017	1M LIBOR	(118,000)	(102,080)	18
PERENNIAL REAL ESTATE HOLDINGS	BAML	05/11/2017	1M LIBOR	(2,200)	(1,491)	(7)
PERENNIAL REAL ESTATE HOLDINGS LTD	BAML	10/13/2016	1M LIBOR	(63,400)	(42,012)	(1,161)
PEUGEOT	BAML	03/14/2017	1M LIBOR	576	8,910	362
PHILIP MORRIS	BAML	01/05/2017	1M LIBOR	122	65,326	(1,322)
PIAGGIO and CO	BAML	03/14/2017	1M LIBOR	(29,702)	(71,283)	5,527
PIONEER CEMENT	BAML	05/31/2017	1M LIBOR	25,000	23,813	(341)
POWERTECH TECHNOLOGY	BAML	10/19/2016	1M LIBOR	11,930	25,658	(1,472)
PROMETIC LIFE SCIENCES	BAML	10/31/2016	1M LIBOR	(27,100)	(51,273)	(19,338)
PROSPERITY INTERNATIONAL	BAML	10/12/2016	1M LIBOR	(2,040,000)	(59,848)	7,257
PT BANK PEMBANGUNAN DAERAH JAWA TIMUR	BAML	10/12/2016	1M LIBOR	892,500	33,939	(2,849)
QLRO GROUP	BAML	03/14/2017	1M LIBOR	(64,235)	(76,469)	8,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RCS MEDIAGROUP	BAML	03/14/2017	1M LIBOR	(96,879)	$(86,872)	$24,405
RENAULT	BAML	03/14/2017	1M LIBOR	4,723	383,646	72,246
RENEWABLE ENERGY	BAML	03/14/2017	1M LIBOR	(670,688)	(125,018)	(22,377)
ROCKET INTERNET	BAML	03/14/2017	1M LIBOR	(5,293)	(169,893)	42,590
ROCKHOPPER EXPLORATION	BAML	03/14/2017	1M LIBOR	(137,370)	(80,634)	4,148
ROYAL BAFOKENG PLATINUM LTD	BAML	08/05/2016	1M LIBOR	(7,018)	(17,310)	(4,263)
SAF GAYRIMENKUL YATIRIM ORTAKLIGI	BAML	08/05/2016	1M LIBOR	119,767	41,604	(9,893)
SAIC MOTOR CORP LTD	BAML	05/31/2017	1M LIBOR	8,700	27,085	1,290
SAMSUNG C&T CORP	BAML	11/09/2016	1M LIBOR	(400)	(49,857)	3,985
SAMSUNG ENGINEERING	BAML	11/09/2016	1M LIBOR	(17,371)	(163,854)	(28,515)
SAMSUNG SDS CO LTD	BAML	11/09/2016	1M LIBOR	(1,332)	(215,005)	16,190
SANTHERA PHARMACEUTICALS	BAML	03/14/2017	1M LIBOR	(738)	(70,334)	16,375
SCALES CORPORATION	BAML	05/31/2017	1M LIBOR	28,522	65,412	(552)
SCALES CORPORATION	BAML	05/31/2017	1M LIBOR	32,796	75,202	(624)
SCHIBSTED	BAML	03/14/2017	1M LIBOR	(6,428)	(217,339)	29,863
SEABRIDGE GOLD	BAML	10/31/2016	1M LIBOR	(700)	(4,067)	(5,934)
SEEGENE	BAML	11/09/2016	1M LIBOR	(4,639)	(193,857)	51,516
SPARK NEW ZEALAND	BAML	05/31/2017	1M LIBOR	141,138	336,408	28,845
STCUBE	BAML	10/12/2016	1M LIBOR	(3,014)	(9,037)	(12,811)
STOCKMANN	BAML	03/14/2017	1M LIBOR	(8,759)	(66,470)	5,678
SUMMIT ASCENT HOLDINGS	BAML	10/12/2016	1M LIBOR	(162,000)	(39,582)	4,710
TAIWAN COOPERATIVE FINANCE	BAML	06/01/2016	1M LIBOR	(154,800)	(80,459)	12,079
TEN NETWORK HOLDINGS	BAML	10/12/2016	1M LIBOR	(79,983)	(95,484)	37,714
THE REJECT SHOP	BAML	10/12/2016	1M LIBOR	10,395	60,000	38,159
TOPDANMARK	BAML	03/14/2017	1M LIBOR	(7,623)	(213,500)	11,740
TOWER BERSAMA INFRASTRUCTURE	BAML	07/13/2016	1M LIBOR	(30,300)	(20,400)	6,805
UGL	BAML	11/30/2016	1M LIBOR	41,450	101,387	(1,801)
VANGUARDA AGRO	BAML	10/31/2016	1M LIBOR	(759)	(3,040)	1,747
VARD HOLDINGS	BAML	10/13/2016	1M LIBOR	(200,742)	(68,883)	41,693
VEDANTA	BAML	10/12/2016	1M LIBOR	58,096	91,899	(1,224)
VIRGIN AUSTRALIA HOLDINGS	BAML	10/12/2016	1M LIBOR	(97,136)	(36,579)	10,731
VITA GROUP	BAML	10/12/2016	1M LIBOR	41,588	97,766	13,851
VITZROSYS	BAML	11/09/2016	1M LIBOR	(7,231)	(8,296)	(2,655)
VOCUS COMMUNICATIONS	BAML	10/12/2016	1M LIBOR	(33,465)	(213,864)	(5,713)
WAN HAI LINES	BAML	10/19/2016	1M LIBOR	6,000	3,394	(92)
WATCHSTONE GROUP	BAML	03/14/2017	1M LIBOR	(5,900)	(21,230)	914
WESTFIELD CORPORATION	BAML	03/01/2017	1M LIBOR	(30,952)	(227,420)	(10,262)
WI LAN	BAML	10/31/2016	1M LIBOR	49,800	49,436	65,242
WILSON BAYLY HOLMES-OVCON	BAML	08/05/2016	1M LIBOR	3,955	30,330	3,550
YOUNG FAST OPTOELECTRONIC	BAML	05/31/2017	1M LIBOR	(70,000)	(21,635)	(43)
YUANTA SECURITIES KOREA	BAML	11/09/2016	1M LIBOR	(9,019)	(57,478)	29,015
YUNGSHIN CONSTRUCTION & DEVELOPMENT CO	BAML	10/19/2016	1M LIBOR	19,600	34,932	(17,890)
ZENITH INTERNATIONAL BANK	BAML	01/24/2017	1M LIBOR	242,534	11,625	3,850
ZODIAC AEROSPACE	BAML	03/14/2017	1M LIBOR	(8,394)	(192,315)	(4,525)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ADVENTURE INC	DB	11/04/2016	USD1M_Reuters	(100)	$(4,914)	$57
ANDHRA BANK	DB	08/02/2016	USD1M_Reuters	71,424	78,732	(19,288)
ANICOM HOLDINGS INC	DB	11/04/2016	USD1M_Reuters	(400)	(9,467)	(358)
ASSECO POLAND	DB	08/24/2016	USD1M_Reuters	379	5,363	329
ASTRAL FOODS LTD	DB	08/02/2016	USD1M_Reuters	5,039	72,422	(26,395)
CHINA FISHERY GROUP LTD	DB	10/05/2016	USD1M_Reuters	(375,000)	(20,178)	(1,048)
CHINA METAL PRODUCTS CO LTD	DB	07/27/2016	USD1M_Reuters	2,000	1,876	488
COMPEQ MANUFACTURING CO LTD	DB	07/27/2016	USD1M_Reuters	9,000	5,248	(256)
DIRECT LINE INSURANCE GROUP	DB	09/12/2016	USD1M_Reuters	99,300	547,485	(22,287)
ECONACH CO LTD	DB	11/04/2016	USD1M_Reuters	(58,000)	(26,465)	(1,106)
ENFIELD MEDICAL CO LTD	DB	07/27/2016	USD1M_Reuters	8,000	11,491	780
ESPRIT HOLDINGS LTD	DB	09/02/2016	USD1M_Reuters	(77,300)	(78,134)	10,381
EXCO TECHNOLOGIES LTD	DB	10/06/2016	USD1M_Reuters	9,300	94,537	5,305
FARGLORY LAND DEVELOPMENT CO	DB	07/27/2016	USD1M_Reuters	19,000	18,685	4,070
FERRATUM	DB	10/11/2016	USD1M_Reuters	(2,626)	(67,579)	(2,431)
GDI PROPERTY GROUP	DB	08/02/2016	USD1M_Reuters	31,377	20,201	504
GENTING HONG KONG LTD	DB	11/21/2016	USD1M_Reuters	(221,400)	(69,532)	(209)
GO IRON WORKS CO LTD	DB	11/04/2016	USD1M_Reuters	(9,000)	(15,972)	3,892
GRAND OCEAN RETAIL GROUP LTD	DB	07/27/2016	USD1M_Reuters	37,800	32,903	(6,432)
GREGGS	DB	09/12/2016	USD1M_Reuters	4,513	68,454	(322)
HOTEL SHILLA CO LTD	DB	09/02/2016	USD1M_Reuters	(4,514)	(249,420)	(40,468)
HUAKU CONSTRUCTION CORP	DB	07/27/2016	USD1M_Reuters	7,000	12,353	10
HYUNJIN MATERIALS CO LTD	DB	09/02/2016	USD1M_Reuters	(21,090)	(29,139)	6,042
IMPALA PLATINUM HOLDINGS LTD	DB	08/02/2016	USD1M_Reuters	(52,198)	(80,074)	(137,283)
KRISENERGY LTD	DB	10/05/2016	USD1M_Reuters	(130,700)	(17,317)	(788)
LIANHUA SUPERMARKET HOLDINGS	DB	09/02/2016	USD1M_Reuters	(35,000)	(13,895)	406
M&A CAPITAL PARTNERS CO LTD	DB	11/04/2016	USD1M_Reuters	(1,000)	(15,317)	(1,721)
MAN INDUSTRIES (INDIA) LTD	DB	08/02/2016	USD1M_Reuters	10,654	18,767	(7,686)
MBK CO LTD	DB	11/04/2016	USD1M_Reuters	(14,100)	(15,740)	(10,281)
MGI COUTIER	DB	09/12/2016	USD1M_Reuters	1,180	21,868	3,159
NHN ENTERTAINMENT CORP	DB	11/02/2016	USD1M_Reuters	(254)	(12,792)	(671)
NIHON SEIMITSU CO LTD	DB	11/04/2016	USD1M_Reuters	(1,000)	(2,528)	(920)
NORTHGATE	DB	09/12/2016	USD1M_Reuters	18,020	87,663	18,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
OBI PHARMA INC	DB	07/27/2016	USD1M_Reuters	(8,100)	$(151,085)	$55,586
OZ MINERALS LTD	DB	08/02/2016	USD1M_Reuters	796	1,948	1,622
PALADIN ENERGY LIMITED	DB	11/02/2016	USD1M_Reuters	(320,760)	(46,511)	(18,332)
PEUGEOT	DB	09/12/2016	USD1M_Reuters	18,885	309,427	(6,759)
PLASTIVALOIRE	DB	09/12/2016	USD1M_Reuters	1,396	99,514	12,967
PRETIUM RESOURCES INC	DB	09/15/2016	USD1M_Reuters	(4,000)	(21,397)	(11,584)
PRETIUM RESOURCES INC	DB	10/06/2016	USD1M_Reuters	(700)	(2,990)	(2,781)
PROLOGIS PROPERTY MEXICO	DB	09/08/2016	USD1W_Reuters	45,613	71,546	527
PROMETIC LIFE SCIENCES INC	DB	09/15/2016	USD1M_Reuters	(5,400)	(8,441)	(5,654)
PROMETIC LIFE SCIENCES INC	DB	10/06/2016	USD1M_Reuters	(45,000)	(69,196)	(48,258)
RAJESH EXPORTS LIMITED	DB	08/02/2016	USD1M_Reuters	26,985	281,171	(40,506)
ROGERS SUGAR INC	DB	10/06/2016	USD1M_Reuters	9,600	29,134	9,255
SGL CARBON	DB	10/11/2016	USD1M_Reuters	(1,803)	(23,823)	2,821
SILICON INTEGRATED SYSTEMS	DB	07/27/2016	USD1M_Reuters	(38,000)	(7,473)	(474)
SOFTFRONT	DB	11/04/2016	USD1M_Reuters	(13,500)	(37,270)	10,594
SOS CORPORACION ALIMENTARIA	DB	10/14/2016	USD1M_Reuters	(82,788)	(20,623)	(146)
SUMMERSET GROUP HOLDINGS LTD	DB	11/02/2016	USD1M_Reuters	1,977	4,849	1,270
SYNERGIE	DB	09/12/2016	USD1M_Reuters	1,865	50,676	5,382
TAIDOC TECHNOLOGY CORP	DB	07/27/2016	USD1M_Reuters	19,000	41,592	33,176
TAIWAN BUSINESS BANK	DB	07/27/2016	USD1M_Reuters	(174,000)	(43,005)	(1,852)
THAI VEGETABLE OIL	DB	08/02/2016	USD1M_Reuters	86,242	61,556	2,039
VCX.AX	DB	08/02/2016	USD1M_Reuters	(96,614)	(195,696)	(48,993)
WILSON BAYLY HOLMES-OVCON	DB	08/02/2016	USD1M_Reuters	5,006	36,455	6,473
ZEDER INVESTMENTS LTD	DB	08/02/2016	USD1M_Reuters	(76,044)	(42,112)	4,972
ADVANCED INFORMATION TECHNOLOGY	GS	04/20/2017	USD-LIBOR-BBA	15,300	13,415	13,241
ADVANCED ONCOTHERAPY	GS	10/12/2016	USD-Federal Funds-Open	(638,577)	(68,710)	5,542
ADVENTURE INC	GS	10/14/2016	USD-Federal Funds-H.15	(1,200)	(60,011)	1,746
AFC ENERGY	GS	05/04/2017	USD-Federal Funds-Open	(24,712)	(4,912)	(340)
ALMIRALL	GS	05/18/2017	USD-LIBOR-BBA	10,636	173,530	1,157
ALPHA NETWORKS INC	GS	07/13/2016	USD-LIBOR-BBA	118,100	67,560	(8,217)
ALSTOM	GS	05/17/2017	USD-Federal Funds-Open	(4,944)	(133,020)	6,724
AMAYSIM AUSTRALIA LTD	GS	04/06/2017	USD-Federal Funds-H.15	(11,400)	(15,887)	1,313
AMCOR LIMITED	GS	05/10/2017	USD-LIBOR-BBA	28,152	336,987	(5,111)
ASPEN PHARMACARE HOLDINGS LTD	GS	03/29/2017	USD-Federal Funds-Open	(3,582)	(79,920)	(4,656)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AUSTRALIAN AGRICULTURAL CO	GS	10/13/2016	USD-Federal Funds-H.15	(16,465)	$(14,580)	$(3,507)
B2W CIA DIGITAL	GS	04/03/2017	USD-Federal Funds-Open	(6,900)	(19,978)	(7,464)
B2W CIA DIGITAL	GS	04/03/2017	USD-Federal Funds-Open	(1,800)	(6,578)	(580)
BANCO ESTADO RIO GRAND	GS	10/20/2016	USD-LIBOR-BBA	12,100	18,200	29,892
BANCO ESTADO RIO GRAND	GS	10/20/2016	USD-LIBOR-BBA	44,000	55,631	108,697
BASSO INDUSTRY CORP	GS	05/10/2017	USD-LIBOR-BBA	28,000	60,454	2,338
BELLSYSTEM24 HOLDINGS INC	GS	05/18/2017	USD-Federal Funds-H.15	(12,700)	(114,506)	1,240
BHARAT PETROLEUM CORP LTD	GS	08/18/2016	USD-LIBOR-BBA	25,605	318,719	376,482
BILLABONG INTERNATIONAL LTD	GS	05/17/2017	USD-Federal Funds-H.15	(39,510)	(45,929)	4,796
BOLSA MEXICANA DE VALORES	GS	03/30/2017	USD-Federal Funds-Open	(14,100)	(21,865)	(1,535)
BOMBARDIER INC	GS	12/09/2016	USD-Federal Funds-Open	(109,200)	(125,648)	(38,926)
BOMBARDIER INC	GS	12/09/2016	USD-Federal Funds-Open	(66,700)	(60,643)	(39,880)
BOMBARDIER INC	GS	01/26/2017	USD-Federal Funds-Open	(143,600)	(137,632)	(78,785)
BOTA BIO CO LTD	GS	11/28/2016	USD-Federal Funds-H.15	(2,000)	(19,752)	12,405
CAIRN HOMES	GS	04/20/2017	USD-Federal Funds-Open	(49,652)	(66,556)	2,908
CAPITAL & COUNTIES PROPERTIES	GS	03/21/2017	USD-Federal Funds-Open	(9,355)	(47,443)	(1,021)
CAPITAL & COUNTIES PROPERTIES	GS	03/21/2017	USD-Federal Funds-Open	(5,363)	(26,019)	(1,764)
CAPITAL & REGIONAL	GS	02/10/2017	USD-LIBOR-BBA	89,883	83,170	804
CARNIVAL GROUP INTERNATIONAL	GS	10/18/2016	USD-Federal Funds-H.15	(250,000)	(31,290)	(1,261)
CENTERRA GOLD INC	GS	05/04/2017	USD-LIBOR-BBA	55,800	259,022	49,772
CHAMBAL FERTILISERS & CHEMICALS	GS	05/22/2017	USD-LIBOR-BBA	7,458	6,637	6,823
CHANG HWA COMMERCIAL BANK	GS	09/21/2016	USD-Federal Funds-H.15	(145,000)	(70,837)	(4,946)
CHEUNG KONG INFRASTRUCTURE	GS	04/26/2017	USD-Federal Funds-H.15	(23,000)	(220,241)	2,755
CHINA METAL PRODUCTS CO LTD	GS	04/20/2017	USD-LIBOR-BBA	13,000	10,454	4,929
CHINA OCEANWIDE HOLDINGS LTD	GS	04/20/2017	USD-Federal Funds-H.15	(382,300)	(42,788)	(1,568)
CHINA PETROCHEMICAL DEVELOPMENT CORP	GS	10/12/2016	USD-Federal Funds-H.15	(32,000)	(8,046)	(54)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA SHIPPING CONTAINER	GS	07/13/2016	USD-Federal Funds-H.15	(862,000)	$(330,853)	$133,051
CHINA YURUN FOOD GROUP LTD	GS	10/12/2016	USD-Federal Funds-H.15	(8,000)	(1,899)	528
CIMB GROUP HOLDINGS BERHAD	GS	06/02/2016	USD-Federal Funds-H.15	(61,839)	(103,641)	29,843
CITIC RESOURCES HOLDINGS LTD	GS	09/07/2016	USD-Federal Funds-H.15	(2,000)	(364)	184
COASIA MICROELECTRONICS CORP	GS	02/24/2017	USD-Federal Funds-H.15	(14,000)	(7,604)	(1,168)
CONTINENTAL GOLD INC	GS	07/08/2016	USD-Federal Funds-Open	(23,300)	(47,079)	(4,386)
CORESTEM INC	GS	10/12/2016	USD-Federal Funds-H.15	(2,384)	(42,939)	2,554
COSCO CORP SINGAPORE LTD	GS	05/05/2017	USD-Federal Funds-H.15	(63,500)	(16,359)	298
DART GROUP	GS	12/30/2016	USD-LIBOR-BBA	20,061	163,521	20,078
DEEPAK FERTILISERS & PETROLEUM	GS	10/12/2016	USD-LIBOR-BBA	10,101	19,055	23,007
DEL MONTE PACIFIC LTD	GS	04/14/2017	USD-Federal Funds-H.15	(217,300)	(61,040)	12,547
DEOLEO	GS	10/13/2016	USD-Federal Funds-Open	(186,700)	(63,197)	16,186
DIGITAL CHINA HOLDINGS LTD	GS	04/13/2017	USD-Federal Funds-H.15	(137,000)	(115,710)	20,869
DONACO INTERNATIONAL LTD	GS	03/30/2017	USD-Federal Funds-H.15	(182,484)	(70,253)	7,392
DONG WON FISHERIES CO LTD	GS	10/26/2016	USD-Federal Funds-H.15	(1,272)	(13,420)	1,362
DOOSAN ENGINE CO LTD	GS	08/26/2016	USD-Federal Funds-H.15	(2,217)	(9,559)	1,181
ECONACH HOLDINGS CO LTD	GS	10/14/2016	USD-Federal Funds-H.15	(61,000)	(34,565)	5,572
ELDERS LTD	GS	04/26/2017	USD-Federal Funds-H.15	(22,944)	(66,941)	7,049
EMLAK KONUT GAYRIMENKUL YATI	GS	04/19/2017	USD-Federal Funds-Open	(230,459)	(224,911)	(23,120)
EMPIRIC STUDENT PROPERTY	GS	12/07/2016	USD-Federal Funds-Open	(48,288)	(79,927)	492
EUGENE INVESTMENT & SECURITIES	GS	06/01/2016	USD-Federal Funds-H.15	(17,600)	(70,287)	28,114
FARGLORY LAND DEVELOPMENT CO	GS	05/04/2017	USD-LIBOR-BBA	40,000	46,788	1,164
FEVERTREE DRINKS	GS	06/01/2017	USD-Federal Funds-Open	(11,628)	(102,572)	(1,463)
FIBRA UNO ADMINISTRACION	GS	04/07/2017	USD-Federal Funds-Open	(87,200)	(183,576)	(23,903)
GDI PROPERTY GROUP	GS	05/10/2017	USD-LIBOR-BBA	16,817	10,837	299
GDI PROPERTY GROUP	GS	05/24/2017	USD-LIBOR-BBA	151,083	99,727	314
GENWORTH MORTGAGE INSURANCE	GS	10/03/2016	USD-LIBOR-BBA	122,037	218,640	4,632

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GHCL LTD	GS	12/22/2016	USD-LIBOR-BBA	32,226	$68,572	$64,098
GNCO CO LTD	GS	06/09/2016	USD-Federal Funds-H.15	(20,855)	(25,012)	(9,035)
GREAT WALL ENTERPRISES	GS	03/21/2017	USD-LIBOR-BBA	85,000	54,788	2,951
GROUPE EUROTUNNEL	GS	05/24/2017	USD-Federal Funds-Open	(7,373)	(89,289)	(4,799)
GROWTHPOINT PROPERTIES LTD	GS	05/30/2017	USD-Federal Funds-Open	(20,333)	(35,195)	(796)
GRUPO FINANCIERO INBURSA	GS	09/22/2016	USD-Federal Funds-Open	(59,900)	(124,322)	6,782
GRUPO FINANCIERO INBURSA	GS	09/22/2016	USD-Federal Funds-Open	(9,500)	(15,266)	(3,376)
GRUPO FINANCIERO INBURSA	GS	09/22/2016	USD-Federal Funds-Open	(20,000)	(41,124)	1,879
GWA GROUP LTD	GS	05/24/2017	USD-LIBOR-BBA	55,501	101,783	(3,640)
HINDUSTAN ZINC LTD	GS	05/31/2017	USD-LIBOR-BBA	33,496	87,169	86,667
HUAKU DEVELOPMENT CO LTD	GS	05/17/2017	USD-LIBOR-BBA	43,000	76,540	(516)
HYUNDAI HEAVY INDUSTRIES	GS	07/27/2016	USD-Federal Funds-H.15	(794)	(84,483)	3,640
ID LOGISTICS GROUP	GS	12/21/2016	USD-Federal Funds-Open	(553)	(71,903)	5,448
IMPALA PLATINUM HOLDINGS LTD	GS	05/15/2017	USD-Federal Funds-Open	(3,375)	(9,700)	(4,314)
INDIAN OIL CORP LTD	GS	03/21/2017	USD-LIBOR-BBA	40,911	228,347	266,477
INFRAESTRUCTURA ENERGETICA	GS	05/05/2017	USD-Federal Funds-Open	(19,000)	(75,575)	1,373
INLAND HOMES	GS	12/30/2016	USD-LIBOR-BBA	94,653	105,278	2,746
INSCOBEE INC	GS	12/22/2016	USD-Federal Funds-H.15	(8,000)	(10,629)	(4,327)
INTERPARFUMS	GS	02/08/2017	USD-Federal Funds-Open	(693)	(16,454)	(1,867)
IVANHOE MINES LTD	GS	05/18/2017	USD-Federal Funds-Open	(11,000)	(7,892)	(1,230)
JB HI-FI LTD	GS	03/15/2017	USD-LIBOR-BBA	24,406	373,484	36,977
JENAX INC	GS	03/02/2017	USD-Federal Funds-H.15	(768)	(11,139)	(3,961)
JUBILANT LIFE SCIENCES LTD	GS	06/22/2016	USD-LIBOR-BBA	12,010	32,296	72,107
KARNATAKA BANK LTD	GS	07/20/2016	USD-LIBOR-BBA	40,952	85,835	68,864
KINDOM CONSTRUCTION CORP	GS	06/08/2016	USD-LIBOR-BBA	115,000	80,210	(23,138)
KING YUAN ELECTRONICS CO LTD	GS	04/07/2017	USD-LIBOR-BBA	253,000	210,649	13,001
KINGDEE INTERNATIONAL SOFTWARE	GS	05/24/2017	USD-Federal Funds-H.15	(226,000)	(76,191)	2,480
KLEPIERRE	GS	10/12/2016	USD-Federal Funds-Open	(7,542)	(335,756)	(18,796)
LAOX CO LTD	GS	03/03/2017	USD-Federal Funds-H.15	(12,000)	(17,491)	4,406
LINCOLN PHARMACEUTICALS LTD	GS	03/16/2017	USD-LIBOR-BBA	3,171	7,096	7,337

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
LONG CHEN PAPER	GS	05/04/2017	USD-LIBOR-BBA	153,000	$62,080	$1,986
MACA LTD	GS	02/09/2017	USD-LIBOR-BBA	25,682	13,901	7,823
MACQUARIE GROUP LTD	GS	05/03/2017	USD-LIBOR-BBA	95	4,467	151
MARUMITSU CO LTD	GS	10/14/2016	USD-Federal Funds-H.15	(37,100)	(63,741)	13,953
MGI COUTIER	GS	04/20/2017	USD-LIBOR-BBA	2,944	60,285	2,385
MICROLIFE CORP	GS	01/18/2017	USD-LIBOR-BBA	3,000	8,591	(812)
MICRO-STAR INTERNATIONAL CO	GS	12/21/2016	USD-LIBOR-BBA	187,000	240,656	58,056
MIRAEING	GS	02/24/2017	USD-Federal Funds-H.15	(32,205)	(72,931)	25,866
MIRLE AUTOMATION CORP	GS	01/18/2017	USD-LIBOR-BBA	11,000	11,680	(11)
MOLECULAR PARTNERS	GS	03/08/2017	USD-Federal Funds-Open	(410)	(12,837)	1,471
MONITISE	GS	10/20/2016	USD-Federal Funds-Open	(1,236,180)	(49,588)	(17,623)
NEW ZEALAND REFINING CO LTD	GS	04/26/2017	USD-LIBOR-BBA	28,021	57,433	989
NEWSAT LTD	GS	10/26/2016	USD-Federal Funds-H.15	(78,029)	(6,434)	(435)
NEXT BIOMETRICS GROUP	GS	05/04/2017	USD-Federal Funds-Open	(3,800)	(46,258)	(24,550)
NH HOTEL GROUP	GS	02/09/2017	USD-Federal Funds-Open	(38,047)	(191,088)	8,194
NHN ENTERTAINMENT CORP	GS	09/09/2016	USD-Federal Funds-H.15	(2,158)	(103,279)	(11,317)
NHPC LTD	GS	04/19/2017	USD-LIBOR-BBA	198,147	63,066	61,516
NORTH MINING SHARES CO LTD	GS	08/31/2016	USD-Federal Funds-H.15	(2,067,100)	(46,603)	24,219
NORTHAM PLATINUM LTD	GS	12/27/2016	USD-Federal Funds-Open	(6,671)	(11,896)	(10,880)
NORTHAM PLATINUM LTD	GS	12/27/2016	USD-Federal Funds-Open	(2,065)	(6,824)	(226)
OCEANAGOLD CORP	GS	06/01/2017	USD-Federal Funds-Open	(41,000)	(127,546)	(19,247)
OKAMOTO INDUSTRIES INC	GS	03/29/2017	USD-Federal Funds-H.15	(19,000)	(154,741)	10,431
ORASCOM DEVELOPMENT HOLDING	GS	10/12/2016	USD-Federal Funds-Open	(3,017)	(37,380)	11,470
ORION HEALTH GROUP LTD	GS	10/21/2016	USD-Federal Funds-H.15	(11,128)	(23,383)	(8,975)
OSISKO GOLD ROYALTIES LTD	GS	05/26/2017	USD-Federal Funds-Open	(3,300)	(40,123)	(4,085)
OZ MINERALS LTD	GS	03/22/2017	USD-LIBOR-BBA	83,786	295,004	82,129
OZ MINERALS LTD	GS	03/28/2017	USD-LIBOR-BBA	69,070	252,443	58,451
PACIFIC BRANDS LTD	GS	04/13/2017	USD-LIBOR-BBA	143,055	101,824	23,564
PAINTED PONY PETROLEUM	GS	07/07/2016	USD-Federal Funds-Open	(7,100)	(47,181)	13,665
PAINTED PONY PETROLEUM	GS	07/07/2016	USD-Federal Funds-Open	(17,400)	(56,084)	(26,055)
PAKISTAN OILFIELDS LTD	GS	06/10/2016	USD-LIBOR-BBA	4,600	16,527	14,134

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PAKISTAN TELECOM CO LTD	GS	04/05/2017	USD-LIBOR-BBA	243,500	$31,769	$33,458
PALADIN ENERGY LTD	GS	03/14/2017	USD-Federal Funds-H.15	(3,006)	(412)	(198)
PARAMOUNT RESOURCES LTD	GS	04/27/2017	USD-Federal Funds-Open	(32,600)	(177,955)	(59,381)
PAX GLOBAL TECHNOLOGY LTD	GS	11/28/2016	USD-Federal Funds-H.15	(38,900)	(48,859)	15,210
PHYTOHEALTH CORP	GS	03/20/2017	USD-Federal Funds-H.15	(18,000)	(15,362)	(4,905)
PIONEER CEMENT LTD	GS	05/10/2017	USD-LIBOR-BBA	8,500	8,564	8,041
POWER FINANCE CORPORATION	GS	06/01/2016	USD-LIBOR-BBA	87,969	337,854	237,198
PRIME MEDIA GROUP LTD	GS	01/12/2017	USD-LIBOR-BBA	21,074	7,954	(3,115)
QUALITY HOUSE	GS	04/27/2017	USD-LIBOR-BBA	898,682	60,968	57,075
REALORD GROUP HOLDINGS LTD	GS	12/21/2016	USD-Federal Funds-H.15	(50,100)	(20,185)	(2,679)
REGIS RESOURCES LTD	GS	03/03/2017	USD-LIBOR-BBA	168,945	306,299	68,750
REGIS RESOURCES LTD	GS	05/24/2017	USD-LIBOR-BBA	45,761	92,430	9,157
ROYAL MAIL	GS	02/22/2017	USD-LIBOR-BBA	59,286	369,835	53,202
ROYAL MAIL	GS	02/22/2017	USD-LIBOR-BBA	3,675	25,270	953
SAMSUNG C&T CORP	GS	01/04/2017	USD-Federal Funds-H.15	(790)	(101,530)	10,693
SANSIRI PUBLIC CO LTD	GS	05/11/2017	USD-LIBOR-BBA	1,453,681	63,154	64,044
SEEGENE INC	GS	12/02/2016	USD-Federal Funds-H.15	(762)	(25,345)	1,902
SIGURD MICROELECTRONICS CORP	GS	11/16/2016	USD-LIBOR-BBA	95,000	64,315	5,520
SIIC ENVIRONMENT HOLDINGS LT	GS	11/07/2016	USD-Federal Funds-H.15	(56,100)	(33,863)	4,651
SIRIUS MINERALS	GS	05/04/2017	USD-Federal Funds-Open	(253,575)	(53,883)	(18,581)
ST BARBARA LTD	GS	04/06/2017	USD-LIBOR-BBA	90,415	118,538	42,036
ST SHINE OPTICAL CO LTD	GS	12/08/2016	USD-LIBOR-BBA	15,000	268,587	12,431
STCUBE	GS	11/09/2016	USD-Federal Funds-H.15	(6,366)	(18,171)	(28,094)
SUNNIC TECHNOLOGY & MERCHANDISE	GS	04/13/2017	USD-LIBOR-BBA	104,300	66,424	(14,015)
SUNONWEALTH ELECTRIC MACHINE	GS	05/04/2017	USD-LIBOR-BBA	13,000	9,174	100
SYNCMOLD ENTERPRISE CORP	GS	04/07/2017	USD-LIBOR-BBA	41,000	64,787	2,487
TAIWAN PCB TECHVEST CO LTD	GS	10/12/2016	USD-LIBOR-BBA	65,000	65,400	(2,396)
THAI VEGETABLE OIL	GS	04/27/2017	USD-LIBOR-BBA	13,000	8,614	9,577
TOMY COMPANY LTD	GS	05/11/2017	USD-Federal Funds-H.15	(22,900)	(155,546)	(9,422)
TRAIS CO LTD	GS	12/07/2016	USD-Federal Funds-H.15	(5,275)	(16,690)	3,726
TRANSCONTINENTAL INC	GS	05/04/2017	USD-LIBOR-BBA	15,100	237,142	301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TTET UNION CORPORATION	GS	04/20/2017	USD-LIBOR-BBA	8,000	$19,542	$61
UNITECH PRINTED CIRCUIT	GS	02/08/2017	USD-LIBOR-BBA	167,000	60,183	(2,168)
WHA CORP	GS	07/07/2016	USD-Federal Funds-H.15	(290,500)	(32,045)	6,780
WOODSIDE PETROLEUM LTD	GS	05/24/2017	USD-LIBOR-BBA	14,420	310,780	2,051
WUXI LITTLE SWAN CO	GS	04/13/2017	USD-LIBOR-BBA	22,900	53,370	73,327
YUANTA SECURITIES KOREA	GS	07/13/2016	USD-Federal Funds-H.15	(7,812)	(43,141)	18,422
2U INC	MS	08/15/2016	LIBOR-1M	(7,100)	(166,921)	(199,013)
3I GROUP PLC	MS	10/24/2016	SONIA-1D	84,500	590,934	584,761
888 HOLDINGS PLC	MS	10/24/2016	SONIA-1D	1,500	4,784	4,734
8X8 INC	MS	08/16/2016	LIBOR-1M	9,400	99,076	106,596
AAK AB	MS	10/24/2016	STIBO-1W	(1,960)	(150,579)	(148,078)
ABAXIS INC	MS	08/17/2016	LIBOR-1M	(1,200)	(53,484)	(54,384)
ABC BANCORP	MS	08/18/2016	LIBOR-1M	(5,500)	(157,410)	(172,700)
ACCO BRANDS CORP	MS	08/19/2016	LIBOR-1M	16,800	144,480	160,272
ACTUA CORP	MS	08/20/2016	LIBOR-1M	(4,300)	(40,377)	(40,764)
ADOCIA	MS	10/24/2016	EONIA-1D	900	64,829	63,939
ADTRAN INC	MS	08/21/2016	LIBOR-1M	7,300	143,153	141,036
ADV ENERGY	MS	08/22/2016	LIBOR-1M	8,400	44,604	48,048
ADV ENERGY	MS	08/23/2016	LIBOR-1M	4,000	140,680	129,400
ADVANCED MEDICAL SOLUTIONS	MS	10/24/2016	SONIA-1D	48,367	130,747	128,980
AEGION CORP	MS	08/24/2016	LIBOR-1M	5,600	115,472	118,888
AGF MANAGEMENT	MS	10/14/2016	LIBOR-1M	27,800	104,741	115,229
AGFA-GEVAERT	MS	10/24/2016	EONIA-1D	26,702	111,270	106,072
AIR LIQUIDE	MS	10/24/2016	EONIA-1D	(210)	(24,399)	(23,807)
AIXTRON	MS	10/24/2016	EONIA-1D	(117,807)	(587,776)	(585,482)
AL WAHA CAPITAL	MS	10/13/2016	LIBOR-1M	113,578	79,089	63,392
ALAMO GROUP	MS	08/25/2016	LIBOR-1M	(1,400)	(76,202)	(79,016)
ALEXIUM INTERNATIONAL GROUP	MS	10/13/2016	FEDEF-1D	(60,450)	(31,702)	(29,290)
ALIOR BANK	MS	10/13/2016	FEDEF-1D	(1,098)	(25,856)	(19,853)
ALLIANCE HEALTHCARE SERVICES INC	MS	08/26/2016	LIBOR-1M	4,700	32,430	33,793
ALLIED MINDS	MS	10/24/2016	SONIA-1D	(72,575)	(435,055)	(407,431)
ALMOST FAMILY INC	MS	08/27/2016	LIBOR-1M	3,200	117,600	134,432
ALPHA & OMEGA SEMICONDUCTOR	MS	08/28/2016	LIBOR-1M	8,500	108,545	110,415
ALSTOM	MS	10/24/2016	EONIA-1D	(13,000)	(340,383)	(332,269)
ALTICE	MS	10/24/2016	EONIA-1D	(2,273)	(37,091)	(34,488)
ALTRA INDUSTRIAL MOTION CORP	MS	08/29/2016	LIBOR-1M	(2,900)	(80,330)	(83,230)
AMBER ROAD INC	MS	08/30/2016	LIBOR-1M	(12,800)	(67,712)	(62,848)
AMERICAN HEALTHCARE	MS	09/02/2016	LIBOR-1M	3,900	133,653	138,489
AMERICAN HOMES 4 RENT	MS	09/01/2016	LIBOR-1M	(9,420)	(147,329)	(149,024)
AMERICAN SCIENCE & ENGINEERING	MS	08/31/2016	LIBOR-1M	(5,200)	(145,184)	(148,980)
AMERISUR RESOURCES	MS	10/24/2016	SONIA-1D	(334,840)	(142,027)	(134,549)
AMG	MS	10/24/2016	EONIA-1D	65,898	710,470	717,638

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ANDERSONS INC	MS	09/03/2016	LIBOR-1M	(3,000)	$(93,180)	$(100,530)
ANHEUSER-BUSCH INBEV	MS	10/24/2016	EONIA-1D	(5,786)	(769,243)	(716,237)
APERAM	MS	10/24/2016	EONIA-1D	5,680	225,252	223,260
APPLIED MICRO CIRCUITS CORPORATION	MS	09/04/2016	LIBOR-1M	(8,800)	(55,264)	(54,912)
APPLIED OPTOELR	MS	09/05/2016	LIBOR-1M	(3,900)	(62,049)	(43,680)
ARBOR REALTY	MS	09/06/2016	LIBOR-1M	12,900	86,688	86,172
ARCADIS	MS	10/24/2016	EONIA-1D	(11,890)	(224,520)	(203,620)
ARCHROCK INC	MS	09/07/2016	LIBOR-1M	7,900	61,931	77,815
ARCTIC CAT INC	MS	09/08/2016	LIBOR-1M	(8,900)	(135,814)	(148,007)
AROUNDTOWN PROPERTIES	MS	10/24/2016	EONIA-1D	63,193	310,441	316,954
ASCOPIAVE	MS	10/24/2016	EONIA-1D	37,836	102,631	103,465
ASHFORD	MS	09/09/2016	LIBOR-1M	(6,200)	(70,122)	(69,378)
ASIA PACIFIC	MS	09/13/2016	FEDEF-1D	(74,000)	(25,736)	(23,722)
ASSA ABLOY	MS	10/24/2016	STIBO-1W	(13,470)	(283,341)	(282,562)
ASSURA	MS	10/12/2016	FEDEF-1D	(89,828)	(69,072)	(74,415)
ASSYSTEM	MS	10/12/2016	LIBOR-1M	2,645	66,047	68,611
ASTM SPA	MS	10/24/2016	EONIA-1D	26,551	334,446	349,344
ASTRONICS	MS	09/10/2016	LIBOR-1M	(1,800)	(67,907)	(66,510)
ATARA BIOTHERAOEYTICS INC	MS	09/11/2016	LIBOR-1M	(2,900)	(59,566)	(52,229)
ATGEN CO LTD	MS	10/13/2016	FEDEF-1D	(2,600)	(75,422)	(92,989)
ATLAS AIR WRLDWD	MS	09/12/2016	LIBOR-1M	1,700	66,045	67,898
AURELIUS	MS	10/24/2016	EONIA-1D	2,977	176,588	178,020
AUSTEVOLL	MS	10/24/2016	NIBOR-1W	23,472	195,075	197,258
AUSTRALIAN AGRICULTURAL CO	MS	10/13/2016	FEDEF-1D	(66,444)	(60,670)	(72,755)
AUSTRALIAN AGRICULTURAL CO	MS	09/13/2017	FEDEF-1D	(52,941)	(53,220)	(57,969)
AVID TECHNOLOGY	MS	09/13/2016	LIBOR-1M	(22,200)	(131,202)	(123,876)
B&B TOOLS	MS	10/24/2016	STIBO-1W	10,158	201,713	204,354
BANC OF CALIFORNIA INC	MS	09/14/2016	LIBOR-1M	9,100	157,157	185,185
BANCO LATINOAMERICANO	MS	09/15/2016	LIBOR-1M	4,800	109,248	124,128
BANK OF THE PHILIPPINE ISLANDS	MS	05/11/2017	FEDEF-1D	(6,310)	(12,125)	(12,171)
BANNER CORP	MS	09/16/2016	LIBOR-1M	2,800	114,968	119,784
BARCLAYS	MS	10/24/2016	SONIA-1D	(122,500)	(306,353)	(306,980)
BARRACUDA NETWORKS	MS	09/17/2016	LIBOR-1M	(8,000)	(120,640)	(140,960)
BEAZLEY IRELAND HOLDINGS	MS	10/12/2016	LIBOR-1M	49,951	244,283	238,056
BERKSHIRE HILL	MS	09/19/2016	LIBOR-1M	4,400	115,808	119,416
BET-AT-HOME.COM	MS	10/24/2016	EONIA-1D	1,320	201,038	206,026
BIESSE	MS	10/24/2016	EONIA-1D	46,512	724,897	706,787
BINCK	MS	10/24/2016	EONIA-1D	20,458	126,052	120,438
BIRD CONSTRUCTION	MS	10/14/2016	LIBOR-1M	11,800	109,718	109,389
BKW	MS	10/24/2016	TOIS-1D	1,350	59,043	58,691
BLACK BOX CORP	MS	09/20/2016	LIBOR-1M	6,500	87,100	95,030
BLUE NILE	MS	09/21/2016	LIBOR-1M	(3,900)	(97,968)	(100,542)
BLUEPRINT MEDICINE	MS	09/22/2016	LIBOR-1M	(3,100)	(62,496)	(47,058)
BMW	MS	10/24/2016	EONIA-1D	(200)	(19,243)	(18,437)
BNC BANCORP	MS	09/23/2016	LIBOR-1M	(5,500)	(114,290)	(122,980)
BOBST GROUP	MS	10/24/2016	TOIS-1D	4,734	266,270	258,620
BOINGO WIRELESS INC	MS	09/24/2016	LIBOR-1M	(13,600)	(104,312)	(104,584)
BOLIDEN	MS	10/24/2016	STIBO-1W	5,300	91,926	92,429
BOLLORE	MS	10/24/2016	EONIA-1D	(52,400)	(213,716)	(207,616)
BOSTON PRIVATE FINANCIAL	MS	09/25/2016	LIBOR-1M	5,900	67,732	72,098
BOTA BIO CO LTD	MS	10/13/2016	FEDEF-1D	(6,166)	(60,893)	(22,620)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
BRAMMER	MS	10/24/2016	SONIA-1D	(39,600)	$(102,418)	$(100,972)
BRASKEM	MS	10/13/2016	LIBOR-1M	5,500	33,356	39,206
BRIDGEPOINT EDUCATION INC	MS	09/26/2016	LIBOR-1M	6,400	60,160	61,056
BROOKLINE BANCORP	MS	09/27/2016	LIBOR-1M	11,300	119,328	128,594
BSQUARE CORP	MS	09/28/2016	LIBOR-1M	10,100	58,580	62,721
BUILD A BEAR	MS	09/29/2016	LIBOR-1M	(9,500)	(117,895)	(125,115)
BURU ENERGY LTD	MS	09/13/2017	FEDEF-1D	(32,181)	(23,304)	(4,788)
CABOT MICROELECTRONICS CORP	MS	09/30/2016	LIBOR-1M	(2,300)	(92,621)	(96,347)
CALAVO GROWERS	MS	10/01/2016	LIBOR-1M	1,200	67,872	68,604
CALGON CARB CP	MS	10/02/2016	LIBOR-1M	(4,600)	(62,330)	(75,394)
CAMBREX CORP	MS	10/03/2016	LIBOR-1M	3,100	132,401	149,544
CANARA BANK	MS	10/12/2016	FEDEF-1D	33,621	93,236	104,128
CAPITAL BANK FINANCIAL	MS	10/04/2016	LIBOR-1M	(4,000)	(120,440)	(120,920)
CAPITAL CITY BANK	MS	10/05/2016	LIBOR-1M	(7,300)	(104,025)	(108,186)
CARDINAL FINANCIAL	MS	10/06/2016	LIBOR-1M	5,600	108,808	123,928
CARDIOVASCULAR SYSTEMS INC	MS	10/07/2016	LIBOR-1M	(9,500)	(126,730)	(132,810)
CARRIAGE SERVICES	MS	10/08/2016	LIBOR-1M	(3,400)	(73,236)	(83,062)
CARROLS HOLDINGS CORP	MS	10/09/2016	LIBOR-1M	8,400	120,372	116,844
CDI CORP	MS	10/10/2016	LIBOR-1M	(17,000)	(114,580)	(121,550)
CECO ENVIRONMENTAL CORP	MS	10/11/2016	LIBOR-1M	(21,200)	(126,988)	(139,920)
CENTRAL GARDEN & PET	MS	10/12/2016	LIBOR-1M	9,700	146,858	158,013
CENTURY BANCORP	MS	10/13/2016	LIBOR-1M	1,300	50,648	55,250
CERUS CORP	MS	10/14/2016	LIBOR-1M	(10,400)	(63,440)	(65,104)
CHANG HWA COMMERCIAL BANK	MS	09/13/2016	FEDEF-1D	(52,000)	(24,500)	(27,139)
CHEMRING GROUP	MS	10/12/2016	FEDEF-1D	(35,717)	(65,507)	(74,690)
CHES UTILITY CORP	MS	10/15/2016	LIBOR-1M	(1,100)	(66,220)	(65,472)
CHIMERIX INC	MS	10/16/2016	LIBOR-1M	(5,300)	(29,733)	(31,694)
CHINA DISTANCE EDUCATION HOLDINGS	MS	10/17/2016	LIBOR-1M	(2,400)	(36,480)	(32,424)
CHIPSMOS TECH	MS	10/18/2016	LIBOR-1M	4,400	78,936	74,008
CIA DE DISTRIBUCION INTEGRAL	MS	10/24/2016	EONIA-1D	7,642	166,182	168,370
CIMB GROUP HOLDINGS BERHAD	MS	11/03/2016	FEDEF-1D	(361)	—	(432)
CIRCOR INTERNATIONAL	MS	10/19/2016	LIBOR-1M	(3,200)	(148,768)	(180,640)
CITI TRENDS INC	MS	10/20/2016	LIBOR-1M	(4,900)	(86,485)	(88,004)
CITIZENS & NORTH	MS	10/21/2016	LIBOR-1M	(7,600)	(148,048)	(153,444)
CITY HOLDING	MS	10/22/2016	LIBOR-1M	(2,100)	(98,028)	(103,152)
CLARKSON	MS	10/24/2016	SONIA-1D	(9,031)	(318,950)	(315,255)
CLEAN ENERGY FUELS CORP	MS	10/23/2016	LIBOR-1M	14,900	42,912	42,614
CLIFTON BANCORP INC	MS	10/24/2016	LIBOR-1M	(10,300)	(154,692)	(153,264)
CLINTERNATIONAL CO LTD	MS	10/13/2016	FEDEF-1D	(54,148)	(86,794)	(67,876)
CLOVIS ONCOLOGY INC	MS	10/25/2016	LIBOR-1M	(1,300)	(19,578)	(18,083)
CNH INDUSTRIAL	MS	10/24/2016	EONIA-1D	(25,000)	(187,595)	(191,808)
COEUR MINING INC	MS	10/26/2016	LIBOR-1M	21,800	141,482	176,580
COHERUS BIOSCIENCES INC	MS	10/27/2016	LIBOR-1M	(3,000)	(64,800)	(56,490)
COHU INC	MS	10/28/2016	LIBOR-1M	10,300	116,184	119,068
COMFORT SYSTEMS USA INC	MS	10/29/2016	LIBOR-1M	5,100	167,025	150,399
COMTECH TELCOM	MS	10/30/2016	LIBOR-1M	3,700	84,693	89,540
CONZZETA HOLDINGS	MS	10/24/2016	TOIS-1D	71	46,872	45,894
CORBION	MS	10/24/2016	EONIA-1D	4,350	105,603	111,033
CORE MOLDING TECH	MS	10/31/2016	LIBOR-1M	5,100	55,998	59,823
COSAN LTD—CL A	MS	11/01/2016	LIBOR-1M	15,200	74,784	81,776
COUNTRYWIDE	MS	10/12/2016	FEDEF-1D	(13,727)	(100,785)	(71,342)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CRA INTERNATIONAL INC	MS	11/02/2016	LIBOR-1M	4,900	$95,942	$106,330
CRAFT BREW ALLIANCE INC	MS	11/03/2016	LIBOR-1M	(8,400)	(67,116)	(71,568)
CROCS INC	MS	11/04/2016	LIBOR-1M	(13,900)	(120,652)	(116,065)
D.G. KHAN CEMENT	MS	10/12/2016	FEDEF-1D	49,800	66,301	83,471
DAESUNG IND	MS	11/01/2017	FEDEF-1D	(1,712)	(5,728)	(4,982)
DAIMLER	MS	10/24/2016	EONIA-1D	(3,000)	(224,964)	(208,493)
DAKTRONICS INC	MS	11/05/2016	LIBOR-1M	(12,500)	(99,500)	(108,750)
DAQO NEW ENERGY CORP	MS	11/06/2016	LIBOR-1M	2,400	48,911	62,280
DART GROUP	MS	10/24/2016	SONIA-1D	62,420	587,813	569,595
DATAWATCH CORP	MS	11/07/2016	LIBOR-1M	(7,400)	(35,594)	(39,368)
DEBENHAMS	MS	10/24/2016	SONIA-1D	15,800	18,227	18,100
DELTA APPAREL	MS	11/08/2016	LIBOR-1M	6,800	135,184	137,700
DELTA ELECTRONICS INC	MS	09/13/2016	FEDEF-1D	(53,000)	(227,716)	(246,237)
DELTIC TIMBER	MS	11/09/2016	LIBOR-1M	(2,200)	(129,822)	(137,500)
DENNY’S CORP	MS	11/10/2016	LIBOR-1M	6,600	66,198	65,274
DERMA SCIENCES INC	MS	11/11/2016	LIBOR-1M	(11,800)	(41,064)	(41,064)
DERWENT LONDON	MS	10/24/2016	SONIA-1D	11,770	559,977	564,793
DESTINATION XL GROUP	MS	11/12/2016	LIBOR-1M	(18,900)	(97,335)	(101,493)
DEUTSCHE BETEILIGUNGS	MS	10/24/2016	EONIA-1D	15,748	458,049	465,533
DEUTZ	MS	10/24/2016	EONIA-1D	9,700	50,191	49,496
DFDS	MS	10/24/2016	CIBOR-1W	123	4,515	4,911
DHI GROUP INC	MS	11/13/2016	LIBOR-1M	12,700	98,679	90,297
DIALOG SEMICONDUCTOR	MS	10/24/2016	EONIA-1D	3,970	142,655	137,930
DIGI INTERNATIONAL INC	MS	11/14/2016	LIBOR-1M	11,700	103,779	123,669
DIME COMMUNITY BANCSHARES	MS	11/15/2016	LIBOR-1M	8,400	143,724	152,124
DIXIE YARN INC	MS	11/16/2016	LIBOR-1M	(14,000)	(55,304)	(66,080)
DONG WON FISH	MS	10/13/2016	FEDEF-1D	(1,205)	(8,542)	(11,408)
DOOSAN ENGINE	MS	11/01/2017	FEDEF-1D	(2,898)	(8,263)	(10,936)
DOUGLAS DYNAMICS INC	MS	11/17/2016	LIBOR-1M	4,900	108,731	112,259
DRB-HICOM BERHAD	MS	11/03/2016	FEDEF-1D	(159,300)	(44,022)	(39,585)
DRILCORP SLIM	MS	10/14/2016	LIBOR-1M	1,131,400	118,719	99,202
DUCOMMUN INC	MS	11/18/2016	LIBOR-1M	2,300	32,936	36,593
DX GROUP	MS	10/12/2016	LIBOR-1M	245,088	78,127	80,641
DYNAMIC MATERIALS	MS	11/19/2016	LIBOR-1M	(10,600)	(66,568)	(103,562)
E INVESTMENT & DEVELOPMENT CO LTD	MS	10/13/2016	FEDEF-1D	(44,828)	(41,077)	(35,681)
EDF	MS	10/24/2016	EONIA-1D	(3,620)	(50,531)	(52,003)
EDGEWATER TECHNOLOGY INC	MS	11/20/2016	LIBOR-1M	5,400	44,118	45,900
EL POLLO LOCO HOLDINGS INC	MS	11/21/2016	LIBOR-1M	(8,200)	(108,158)	(108,158)
ELDORADO RESORTS INC	MS	11/22/2016	LIBOR-1M	9,100	113,750	119,301
EMCORE CORP	MS	11/23/2016	LIBOR-1M	14,600	74,752	83,220
EMPLOYERS HOLDINGS INC	MS	11/24/2016	LIBOR-1M	2,700	73,521	80,190
ENCE ENERGY	MS	10/12/2016	LIBOR-1M	57,721	178,225	166,512
ENCORE WIRE CORP	MS	11/25/2016	LIBOR-1M	2,500	93,325	95,625
ENDOCHOICE HOLDINGS INC	MS	11/26/2016	LIBOR-1M	(12,400)	(60,636)	(68,448)
ENDOLOGIX INC	MS	11/27/2016	LIBOR-1M	(8,500)	(75,905)	(95,285)
ENNIS INC	MS	11/28/2016	LIBOR-1M	6,200	124,682	121,148
ENTERCOM COMMUNICATIONS CORP	MS	11/29/2016	LIBOR-1M	11,900	124,831	134,946
ENVESTNET INC	MS	11/30/2016	LIBOR-1M	(5,900)	(163,784)	(185,142)
ENZO BIOCHEM INC	MS	12/01/2016	LIBOR-1M	18,700	91,256	93,126
ENZYMOTEC LTD	MS	12/02/2016	LIBOR-1M	3,700	31,598	31,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ESTIA HEALTH LTD	MS	09/13/2017	LIBOR-1M	24,858	$110,922	$109,634
ETABLISSEMENTS MAUREL ET PROM	MS	10/24/2016	EONIA-1D	140,900	541,146	566,332
EVOLVA HOLDINGS	MS	10/24/2016	TOIS-1D	(490,698)	(343,464)	(342,761)
EVRAZ	MS	10/24/2016	SONIA-1D	38,277	82,553	79,421
EXAR CORP	MS	12/03/2016	LIBOR-1M	(11,900)	(61,523)	(72,590)
EXTREME NETWORKS	MS	12/04/2016	LIBOR-1M	35,700	113,883	125,307
F B D HOLDINGS	MS	10/12/2016	FEDEF-1D	(9,987)	(68,107)	(73,169)
FABRINET	MS	12/05/2016	LIBOR-1M	4,800	151,728	153,456
FAES	MS	10/24/2016	EONIA-1D	23,200	73,684	72,926
FALK RENEWABLES	MS	10/24/2016	EONIA-1D	91,555	102,658	101,697
FAMOUS DAVE’S	MS	12/06/2016	LIBOR-1M	(8,600)	(48,762)	(50,052)
FBR & CO	MS	12/07/2016	LIBOR-1M	(5,100)	(94,962)	(94,350)
FEDERAL SIGNAL	MS	12/08/2016	LIBOR-1M	6,700	85,961	91,723
FEDERATED NATIONAL HOLDING CO	MS	12/09/2016	LIBOR-1M	(3,500)	(66,833)	(66,675)
FELCOR SUITE HOTELS	MS	12/10/2016	LIBOR-1M	(13,700)	(105,216)	(98,092)
FERREXPO	MS	10/12/2016	LIBOR-1M	207,783	54,986	113,944
FERROVIAL	MS	10/24/2016	EONIA-1D	(3,030)	(67,196)	(65,196)
FIESTA RESTAURANT GROUP	MS	12/11/2016	LIBOR-1M	(1,900)	(66,848)	(61,009)
FIFTH STREET	MS	12/12/2016	LIBOR-1M	(9,500)	(76,000)	(74,955)
FINNAIR	MS	10/24/2016	EONIA-1D	7,800	47,250	46,446
FIRST DEFIANCE	MS	12/13/2016	LIBOR-1M	1,800	68,112	71,244
FIRST INTERNATIONAL BANK	MS	12/14/2016	LIBOR-1M	5,900	132,986	146,320
FIRST OF LONG ISLAND CORP	MS	12/15/2016	LIBOR-1M	2,000	55,940	61,220
FISCHER	MS	10/24/2016	TOIS-1D	73	61,495	59,287
FLY LEASING LTD	MS	12/17/2016	LIBOR-1M	(4,500)	(51,795)	(52,740)
FORESTAR GROUP INC	MS	12/18/2016	LIBOR-1M	(5,300)	(67,999)	(71,550)
FRANCESCAS HOLDINGS CORP	MS	12/19/2016	LIBOR-1M	5,000	87,500	83,000
FRANKLIN COVEY CO	MS	12/20/2016	LIBOR-1M	(4,700)	(67,821)	(77,409)
FRANKLIN FINANCIAL NETWORK INC	MS	12/21/2016	LIBOR-1M	4,800	125,184	145,632
FRANKLIN STREET PROPERTIES	MS	12/22/2016	LIBOR-1M	(5,800)	(61,132)	(61,596)
FREIGHTCAR AMERICA INC	MS	12/23/2016	LIBOR-1M	1,400	21,140	24,010
FST BUSEY CORP	MS	12/24/2016	LIBOR-1M	6,566	128,497	134,209
FST MERCHANTS	MS	12/25/2016	LIBOR-1M	4,900	112,406	125,685
FUTUREFUEL CORP	MS	12/26/2016	LIBOR-1M	8,400	86,352	94,416
GAIN CAPITAL HOLDINGS INC	MS	12/27/2016	LIBOR-1M	(14,600)	(99,235)	(100,010)
GALENICA	MS	10/24/2016	TOIS-1D	(57)	(87,599)	(83,315)
GAMCO INVESTORS INC	MS	12/28/2016	LIBOR-1M	(3,200)	(111,840)	(126,624)
GEM DIAMONDS LTD	MS	10/12/2016	LIBOR-1M	50,825	98,368	100,709
GENEL ENERGY	MS	10/12/2016	FEDEF-1D	(102,034)	(124,667)	(196,956)
GENER8 MARITIME	MS	12/29/2016	LIBOR-1M	(8,500)	(67,016)	(61,455)
GENERAL FINANCIAL	MS	12/30/2016	LIBOR-1M	(14,200)	(66,882)	(67,308)
GENMARK DIAGNOSTICS INC	MS	12/31/2016	LIBOR-1M	(12,800)	(67,328)	(75,648)
GEOSPACE TECHNOLOGIES CORP	MS	01/01/2017	LIBOR-1M	(2,100)	(27,573)	(34,356)
GET	MS	10/12/2016	FEDEF-1D	(6,439)	(81,450)	(82,187)
GIBRALTAR INDUSTRIES INC	MS	01/02/2017	LIBOR-1M	5,400	145,422	142,830
GLOBAL BRASS AND COPPER HOLDING	MS	01/03/2017	LIBOR-1M	3,700	91,323	100,270

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GLOBAL EAGLE ENTERTAINMENT	MS	01/04/2017	LIBOR-1M	(7,700)	$(64,988)	$(61,677)
GO-AHEAD GROUP	MS	10/24/2016	SONIA-1D	1,950	74,738	73,086
GRAHAM CORP	MS	01/05/2017	LIBOR-1M	(7,100)	(130,072)	(131,421)
GRANGES	MS	10/24/2016	STIBO-1W	75,630	657,581	558,195
GRANITE OIL CORP	MS	10/14/2016	LIBOR-1M	19,500	104,757	119,684
GREAT PORTLAND ESTATES	MS	10/24/2016	SONIA-1D	29,269	319,048	324,180
GREATBATCH INC	MS	01/06/2017	LIBOR-1M	2,600	85,826	90,480
GREEN BRICK PARTNERS INC	MS	01/07/2017	LIBOR-1M	(14,600)	(110,522)	(107,602)
GREEN REIT	MS	10/24/2016	EONIA-1D	164,100	268,185	270,973
GREENHILL	MS	01/08/2017	LIBOR-1M	(5,400)	(107,905)	(118,908)
GREGGS	MS	10/24/2016	SONIA-1D	2,760	43,313	41,660
GSI GROUP INC	MS	01/09/2017	LIBOR-1M	6,200	87,296	90,210
GURIT	MS	10/24/2016	TOIS-1D	376	235,790	237,750
GW PHARMACEUTICALS	MS	10/24/2016	SONIA-1D	(100,075)	(739,922)	(666,441)
HACKETT GROUP INC	MS	01/10/2017	LIBOR-1M	8,800	123,112	130,944
HAENGNAM	MS	10/13/2016	FEDEF-1D	(36,577)	(50,217)	(73,585)
HAL TRUST	MS	10/24/2016	EONIA-1D	(88)	(18,952)	(19,044)
HARDINGE INC	MS	01/11/2017	LIBOR-1M	6,900	88,709	89,700
HARGREAVES LANSDOWN	MS	10/24/2016	SONIA-1D	(13,110)	(251,714)	(246,350)
HARVARD BIOSCIENCES	MS	01/12/2017	LIBOR-1M	19,200	55,104	57,024
HAVFISK	MS	10/24/2016	NIBOR-1W	60,302	254,324	226,647
HAYNES INTERNATIONAL	MS	01/13/2017	LIBOR-1M	2,400	87,816	90,072
HECLA MINING CO	MS	01/14/2017	LIBOR-1M	18,400	57,776	79,304
HEIDRICK STRUGG	MS	01/15/2017	LIBOR-1M	6,400	152,768	126,272
HENNES & MAURITZ	MS	10/24/2016	STIBO-1W	(19,000)	(719,263)	(675,714)
HESKA CORP	MS	01/16/2017	LIBOR-1M	2,100	58,884	64,260
HIBBETT SPORTS INC	MS	01/17/2017	LIBOR-1M	(2,700)	(88,992)	(97,470)
HIBERNIA REIT	MS	10/24/2016	EONIA-1D	50,500	74,463	74,541
HIGHER ONE	MS	01/18/2017	LIBOR-1M	33,600	125,664	127,344
HIKMA PHARMACEUTICALS	MS	10/24/2016	SONIA-1D	(1,480)	(49,739)	(47,663)
HILL & SMITH HOLDINGS	MS	10/24/2016	SONIA-1D	700	9,431	9,548
HOMESTREET INC	MS	01/19/2017	LIBOR-1M	5,200	106,288	112,060
HSBC HOLDINGS	MS	10/24/2016	SONIA-1D	(14,700)	(99,716)	(97,195)
HYUNDAI ROTEM COMPANY LTD	MS	11/01/2017	FEDEF-1D	(1,300)	(18,106)	(20,455)
ICADE	MS	10/12/2016	FEDEF-1D	(2,621)	(176,341)	(206,277)
ICU MEDICAL INC	MS	01/20/2017	LIBOR-1M	1,000	99,790	99,340
IEC ELECTRONICS CORP	MS	01/21/2017	LIBOR-1M	21,400	96,289	89,666
IMPRIVATA INC	MS	01/22/2017	LIBOR-1M	(12,000)	(158,280)	(145,440)
INDIVIOR	MS	10/12/2016	LIBOR-1M	75,387	237,020	177,269
INFINITY PHARMACEUTICALS	MS	01/23/2017	LIBOR-1M	(8,800)	(50,864)	(51,040)
INFRAREIT INC	MS	01/24/2017	LIBOR-1M	(4,000)	(66,944)	(66,320)
INGLES CL A	MS	01/25/2017	LIBOR-1M	2,400	80,832	86,568
INLAND HOMES	MS	10/24/2016	SONIA-1D	337,712	382,523	384,310
INNATE PHARMACEUTICALS	MS	10/24/2016	EONIA-1D	15,958	241,581	230,982
INSCOBEE CO LTD	MS	10/13/2016	FEDEF-1D	(12,953)	(16,056)	(24,185)
INSTEEL INDUSTRIES INC	MS	01/26/2017	LIBOR-1M	3,800	111,340	110,162
INTELIQUENT INC	MS	01/27/2017	LIBOR-1M	7,600	123,956	126,084
INTERACTIVE INTELLIGENCE GROUP INC	MS	01/28/2017	LIBOR-1M	(2,600)	(92,612)	(96,642)
INTERMEDIATE CAPITAL GROUP	MS	10/12/2016	LIBOR-1M	28,449	244,551	255,439
INTERSECT ENTERTAINMENT INC	MS	01/29/2017	LIBOR-1M	(3,600)	(63,684)	(72,180)
INVENTURE FOODS INC	MS	01/31/2017	LIBOR-1M	(25,200)	(153,720)	(180,432)
INVESTIMENTOS ITAU	MS	10/13/2016	LIBOR-1M	29,600	61,920	74,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
INVESTORS REAL ESTATE TRUST	MS	01/30/2017	LIBOR-1M	(25,100)	$(175,198)	$(151,102)
INVUITY INC	MS	02/01/2017	LIBOR-1M	(8,900)	(62,211)	(60,520)
IOMART GROUP	MS	10/24/2016	SONIA-1D	56,547	231,148	223,505
IROBOT CORPORATION	MS	02/02/2017	LIBOR-1M	(1,700)	(59,109)	(63,546)
ISLE OF CAPRIS CASINOS INC	MS	02/03/2017	LIBOR-1M	4,800	67,536	71,520
ISTAR INC	MS	02/04/2017	LIBOR-1M	(11,100)	(102,897)	(108,780)
JA SOLAR HOLDING CO LTD	MS	02/05/2017	LIBOR-1M	12,800	112,512	110,976
JD SPORTS FASHION	MS	10/24/2016	SONIA-1D	34,000	607,882	620,513
JENAX INC	MS	10/13/2016	FEDEF-1D	(1,890)	(26,450)	(37,112)
KAHEE	MS	10/13/2016	FEDEF-1D	(2,100)	(3,356)	(3,884)
KAPPAHL	MS	10/24/2016	STIBO-1W	137,892	559,964	571,988
KAPSCH TRAFFICCOM	MS	10/24/2016	EONIA-1D	501	17,269	17,214
KARDEX	MS	10/24/2016	TOIS-1D	7,899	627,934	636,993
KARYOPHARM THERAPEUTICS INC	MS	02/06/2017	LIBOR-1M	(6,000)	(53,040)	(55,800)
KEARNY FINANCIAL	MS	02/07/2017	LIBOR-1M	(10,619)	(134,967)	(134,012)
KERRY GROUP	MS	10/24/2016	EONIA-1D	(1,710)	(160,625)	(152,482)
KIMBALL INTERNATIONAL	MS	02/08/2017	LIBOR-1M	10,900	119,682	126,876
KNM GROUP BERHAD	MS	11/03/2016	FEDEF-1D	(504,200)	(58,258)	(61,354)
KNOLL INC	MS	02/09/2017	LIBOR-1M	6,000	129,720	140,100
KONA GRILL	MS	02/10/2017	LIBOR-1M	(9,700)	(126,100)	(129,204)
KOPPERS HOLDINGS INC	MS	02/11/2017	LIBOR-1M	5,400	119,340	135,702
KRATON PERFORMANCE POLYMERS INC	MS	02/12/2017	LIBOR-1M	5,400	100,278	122,634
KVAERNER	MS	10/24/2016	NIBOR-1W	108,000	103,909	107,040
KWS SAAT	MS	10/24/2016	EONIA-1D	(1,608)	(554,894)	(557,380)
L.B. FOSTER	MS	02/13/2017	LIBOR-1M	5,000	94,776	98,400
LA DORIA	MS	10/24/2016	EONIA-1D	8,633	125,056	125,550
LADDER CAPITAL CORP	MS	02/14/2017	LIBOR-1M	(6,500)	(77,610)	(77,415)
LAFARGEHOLCIM LTD	MS	10/24/2016	TOIS-1D	(14,340)	(754,245)	(726,138)
LANDEC CORP	MS	02/15/2017	LIBOR-1M	(9,900)	(100,802)	(111,375)
LDR HOLDING CORP	MS	02/16/2017	LIBOR-1M	(4,900)	(126,567)	(132,055)
LEGOCHEM BIOSCIENCES	MS	10/13/2016	FEDEF-1D	(1,656)	(37,616)	(44,856)
LEGRAND	MS	10/24/2016	EONIA-1D	(6,720)	(386,301)	(382,761)
LEMAITRE VASCULAR INC	MS	02/17/2017	LIBOR-1M	7,300	112,128	121,034
LHC GROUP LLC	MS	02/18/2017	LIBOR-1M	1,900	67,051	76,646
LIBBEY INC	MS	02/19/2017	LIBOR-1M	(4,700)	(78,725)	(87,420)
LIBERTY HOLDINGS	MS	10/17/2016	LIBOR-1M	24,003	199,512	236,048
LIMELIGHT NETWORKS INC	MS	02/20/2017	LIBOR-1M	30,700	50,041	53,725
LIQUEFIED NATURAL GAS LTD	MS	10/13/2016	FEDEF-1D	(131,844)	(73,245)	(61,368)
LIVE OAK BANCSHARES	MS	02/21/2017	LIBOR-1M	(5,508)	(81,408)	(86,696)
LIVEPERSON INC	MS	02/22/2017	LIBOR-1M	(8,000)	(46,400)	(48,400)
LLOYDS BANKING GROUP	MS	10/24/2016	SONIA-1D	(179,800)	(178,022)	(176,209)
LONDON STOCK EXCHANGE GROUP	MS	10/12/2016	FEDEF-1D	(6,408)	(268,720)	(254,228)
LONGTU KOREA INC	MS	10/13/2016	FEDEF-1D	(8,406)	(60,495)	(72,213)
LUMOS NETWORKS CORP	MS	02/23/2017	LIBOR-1M	(8,300)	(105,908)	(105,825)
LUNDIN PETROLEUM	MS	10/24/2016	STIBO-1W	(27,570)	(497,567)	(516,521)
LUXOTTICA	MS	10/24/2016	EONIA-1D	(670)	(36,567)	(36,497)
M/I HOMES INC	MS	02/24/2017	LIBOR-1M	3,900	73,320	78,390
MAGIC SOFTWARE	MS	02/25/2017	LIBOR-1M	20,800	136,032	138,944
MAINSOURCE FINANCIAL GROUP INC	MS	02/26/2017	LIBOR-1M	1,400	28,742	30,590
MAJESTIC WINE	MS	10/24/2016	SONIA-1D	(20,603)	(133,892)	(131,559)
MAKEMYTRIP LTD	MS	02/27/2017	LIBOR-1M	(5,100)	(95,421)	(93,636)
MALVERN BANCORP	MS	02/28/2017	LIBOR-1M	1,900	30,533	29,906

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
MANX TELECOM	MS	10/24/2016	SONIA-1D	17,128	$52,823	$53,058
MARCUS & MILLICHAP INC	MS	03/01/2017	LIBOR-1M	(3,000)	(70,860)	(75,240)
MARCUS CORP	MS	03/02/2017	LIBOR-1M	6,300	115,353	121,905
MARKETO INC	MS	03/03/2017	LIBOR-1M	(4,400)	(92,400)	(96,756)
MARLIN BUS SERVICES	MS	03/04/2017	LIBOR-1M	(3,000)	(42,840)	(44,370)
MARTEN TRANSPORT LTD	MS	03/05/2017	LIBOR-1M	(5,000)	(86,150)	(93,300)
MATAS	MS	10/24/2016	CIBOR-1W	18,960	375,199	361,723
MATRIX SERVICES	MS	03/06/2017	LIBOR-1M	1,700	28,849	32,028
MBK CO LTD	MS	10/13/2016	FEDEF-1D	(20,000)	(41,207)	(30,418)
MCDERMOTT INTERNATIONAL	MS	03/07/2017	LIBOR-1M	10,000	38,400	45,400
MEDGENICS INC	MS	03/08/2017	LIBOR-1M	(8,500)	(39,780)	(40,545)
MEDICAL FACILITIES CORP	MS	10/14/2016	LIBOR-1M	7,325	89,757	99,317
MEDIFAST INC	MS	03/09/2017	LIBOR-1M	3,600	107,316	113,508
MEDIVIR	MS	10/24/2016	STIBO-1W	21,595	155,349	149,297
MEETME INC	MS	03/10/2017	LIBOR-1M	23,600	67,024	80,712
MERCER INTERNATIONAL	MS	03/11/2017	LIBOR-1M	12,400	111,972	104,160
MERCIALYS	MS	10/12/2016	FEDEF-1D	(4,945)	(106,121)	(110,131)
MERCURY SYSTEMS INC	MS	03/12/2017	LIBOR-1M	4,200	87,570	88,284
MERIT MEDICAL SYSTEMS INC	MS	03/13/2017	LIBOR-1M	6,600	120,120	133,650
METALL ZUG	MS	10/24/2016	TOIS-1D	118	354,304	362,301
MIDSOUTH	MS	03/14/2017	LIBOR-1M	(15,000)	(115,350)	(135,750)
MILACRN HOLDING CORP	MS	03/15/2017	LIBOR-1M	(9,500)	(153,615)	(162,735)
MIMECAST LTD	MS	03/16/2017	LIBOR-1M	(7,000)	(57,659)	(55,650)
MISONIX INC	MS	03/17/2017	LIBOR-1M	2,300	13,087	13,660
MODINE MANUFACTURING	MS	03/18/2017	LIBOR-1M	12,400	131,300	134,044
MONEYSUPERMARKET.COM	MS	10/24/2016	SONIA-1D	63,900	297,925	293,091
MONOTYPE IMAGING HOLDING INC	MS	03/19/2017	LIBOR-1M	(5,100)	(114,342)	(112,353)
MORPHOSYS	MS	10/24/2016	EONIA-1D	(1,510)	(87,149)	(75,563)
MOTHERCARE	MS	10/12/2016	FEDEF-1D	(39,933)	(73,484)	(71,097)
MULTI-COLOR CORP	MS	03/20/2017	LIBOR-1M	(2,600)	(135,434)	(155,558)
NANOCO GROUP	MS	10/12/2016	FEDEF-1D	(63,929)	(38,482)	(36,460)
NANOCO GROUP	MS	10/24/2016	SONIA-1D	(354,623)	(206,542)	(202,088)
NATIONAL STORAGE	MS	09/13/2017	FEDEF-1D	(30,000)	(32,399)	(39,373)
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	03/21/2017	LIBOR-1M	(6,300)	(123,606)	(84,168)
NATURECELL CO LTD	MS	10/13/2016	FEDEF-1D	(28,313)	(121,842)	(135,016)
NAUTILUS INC	MS	03/22/2017	LIBOR-1M	5,500	96,470	97,020
NCI INC CLASS A	MS	03/23/2017	LIBOR-1M	10,548	144,508	152,524
NEOMETALS LTD	MS	10/13/2016	FEDEF-1D	(70,102)	(23,695)	(20,327)
NETCOMM WIRELESS LTD	MS	10/13/2016	FEDEF-1D	(27,729)	(64,724)	(61,995)
NEW SENIOR INVESTMENT GROUP INC	MS	03/24/2017	LIBOR-1M	(12,851)	(132,751)	(138,791)
NEWRON PHARMACEUTICALS	MS	10/24/2016	TOIS-1D	(16,342)	(312,639)	(294,750)
NEXANS	MS	10/24/2016	EONIA-1D	1,130	53,338	52,601
NEXT BT CO LTD	MS	10/13/2016	FEDEF-1D	(21,573)	(70,293)	(57,678)
NHN ENTERTAINMENT CORP	MS	11/01/2017	FEDEF-1D	(510)	(25,846)	(27,047)
NIMBLE STORAGE	MS	03/25/2017	LIBOR-1M	(14,400)	(110,880)	(106,272)
NMC HEALTH	MS	10/24/2016	SONIA-1D	(3,320)	(52,638)	(50,792)
NORDIC SEMICONDUCTOR	MS	10/24/2016	NIBOR-1W	(63,374)	(329,383)	(368,296)
NORSK HYDRO	MS	10/24/2016	NIBOR-1W	66,200	282,729	287,657
NORTHFIELD BANCORP	MS	03/26/2017	LIBOR-1M	(4,400)	(71,940)	(69,784)
NORTHGATE	MS	10/24/2016	SONIA-1D	79,323	454,123	467,452
NORTHWEST PIPE CO	MS	03/27/2017	LIBOR-1M	3,200	28,384	34,528
NORWEGIAN AIR SHUTTLE	MS	10/24/2016	NIBOR-1W	(7,308)	(338,402)	(336,317)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NOVADAQ TECH	MS	03/28/2017	LIBOR-1M	(10,700)	$(124,655)	$(119,840)
NOVARTIS	MS	10/24/2016	TOIS-1D	(1,630)	(125,839)	(124,394)
NOVOZYMES	MS	10/24/2016	CIBOR-1W	(540)	(26,088)	(25,880)
NUMEREX CORP	MS	03/29/2017	LIBOR-1M	(16,600)	(108,896)	(127,488)
NUTRIBIO TECH	MS	10/13/2016	FEDEF-1D	(2,400)	(114,182)	(136,328)
NV5 GLOBAL INC	MS	03/30/2017	LIBOR-1M	4,100	110,180	101,803
OBI	MS	09/13/2016	FEDEF-1D	(3,100)	(36,330)	(36,534)
OCI	MS	10/24/2016	EONIA-1D	(34,350)	(715,898)	(679,120)
OFG BANCORP	MS	03/31/2017	LIBOR-1M	(7,500)	(48,600)	(66,225)
OLD MUTUAL	MS	10/24/2016	SONIA-1D	(20,500)	(59,220)	(55,566)
OLYMPIC STEEL	MS	04/01/2017	LIBOR-1M	10,300	176,542	232,986
OMEGA PROTEIN CORP	MS	04/02/2017	LIBOR-1M	6,800	111,384	126,412
OMNICELL INC	MS	04/03/2017	LIBOR-1M	4,600	124,338	146,556
ORBOTECH	MS	04/04/2017	LIBOR-1M	5,400	127,818	130,032
ORCHID ISLAND CAPITAL	MS	04/05/2017	LIBOR-1M	7,000	74,830	67,760
ORCHIDS PAPER PRODUCTS COMPANY	MS	04/06/2017	LIBOR-1M	(5,300)	(149,173)	(162,551)
ORITANI FINANCIAL CORP	MS	04/07/2017	LIBOR-1M	6,000	102,240	103,980
OROCOBRE LTD	MS	10/13/2016	FEDEF-1D	(20,242)	(36,158)	(51,280)
OXFORD BIOMEDICAL	MS	10/24/2016	SONIA-1D	(1,084,119)	(102,809)	(90,295)
OYANG CORP	MS	10/13/2016	FEDEF-1D	(800)	(10,101)	(10,274)
PACIFIC ETHANOL	MS	04/08/2017	LIBOR-1M	8,600	34,400	40,678
PAKISTAN COMMUNICATION COMPANY LTD	MS	10/12/2016	FEDEF-1D	72,000	19,644	9,935
PALADIN ENERGY LTD	MS	10/13/2016	FEDEF-1D	(7,368)	(888)	(1,490)
PALADIN ENERGY LTD	MS	09/13/2017	FEDEF-1D	(222,463)	(73,960)	(44,984)
PANDOX	MS	10/24/2016	STIBO-1W	(2,370)	(42,008)	(40,239)
PANGEN BIOTECH INC	MS	10/13/2016	FEDEF-1D	(3,967)	(63,857)	(62,420)
PAR PACIFIC HOLDINGS INC	MS	04/09/2017	LIBOR-1M	(6,800)	(132,224)	(129,948)
PARROT PROMESSES	MS	10/24/2016	EONIA-1D	(21,399)	(424,418)	(430,300)
PATRICK INDUSTRIES	MS	04/10/2017	LIBOR-1M	3,400	156,128	155,890
PC CONNECTION	MS	04/11/2017	LIBOR-1M	3,800	90,934	90,326
PERCEPTRON INC	MS	04/12/2017	LIBOR-1M	(16,700)	(83,667)	(76,987)
PERION NETWORK LTD	MS	04/13/2017	LIBOR-1M	42,192	70,883	70,461
PERRY ELLIS	MS	04/14/2017	LIBOR-1M	4,900	87,416	93,345
PETRA DIAMONDS LTD	MS	10/12/2016	FEDEF-1D	(46,920)	(77,814)	(80,964)
PEUGEOT	MS	10/24/2016	EONIA-1D	20,270	329,004	326,240
PHARMERICA CORP	MS	04/15/2017	LIBOR-1M	5,000	110,050	118,200
PHH	MS	04/16/2017	LIBOR-1M	(5,700)	(65,950)	(73,131)
PHI INC	MS	04/17/2017	LIBOR-1M	1,500	27,120	33,630
PHOTRONICS INC	MS	04/18/2017	LIBOR-1M	8,100	84,564	85,698
PJT PARTNERS INC	MS	04/19/2017	LIBOR-1M	2,300	52,371	51,336
PLY GEM HOLDINGS INC	MS	04/20/2017	LIBOR-1M	6,700	96,949	98,155
POWELL INDUSTRIES	MS	04/21/2017	LIBOR-1M	(3,700)	(107,337)	(115,144)
POWER FINANCE CORPORATION LTD	MS	10/12/2016	FEDEF-1D	14,071	31,495	37,951
PREFERRED APARTMENT COMMUNITIES INC	MS	04/22/2017	LIBOR-1M	(5,700)	(71,193)	(70,338)
PREFERRED BANK	MS	04/23/2017	LIBOR-1M	3,100	89,869	98,456
PREMIER OIL	MS	10/24/2016	SONIA-1D	307,348	244,758	331,209
PRIMO WATER CORP	MS	04/24/2017	LIBOR-1M	12,100	132,132	133,100
PRIMORIS SERVICES CORP	MS	04/25/2017	LIBOR-1M	(7,800)	(175,110)	(182,442)
PRO HOLDINGS INC	MS	04/26/2017	LIBOR-1M	(4,300)	(46,354)	(50,568)
PUMA BIOTECHNOLOGY	MS	04/27/2017	LIBOR-1M	(900)	(27,162)	(27,621)
PZENA INVESTMENTS MANAGEMENT INC	MS	04/28/2017	LIBOR-1M	(10,100)	(78,578)	(91,506)
QINETIQ GROUP	MS	10/24/2016	SONIA-1D	106,500	347,650	348,117

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
QLOGIC CORP	MS	04/29/2017	LIBOR-1M	5,900	$77,939	$77,231
QUAD GRAPHIC INC	MS	04/30/2017	LIBOR-1M	7,800	93,054	97,890
QUAKER CHEMICAL CORPORATION	MS	05/01/2017	LIBOR-1M	(1,700)	(142,800)	(151,402)
QUANEX BUILDING PRODUCTS CORP	MS	05/02/2017	LIBOR-1M	6,800	120,632	128,112
QUIDEL CORP	MS	05/03/2017	LIBOR-1M	(9,000)	(156,240)	(155,700)
RADIANT LOGISTICS INC	MS	05/04/2017	LIBOR-1M	(18,800)	(67,116)	(74,072)
RADWARE LTD	MS	05/05/2017	LIBOR-1M	(12,100)	(131,285)	(130,680)
RAIN INDUSTRIES LTD	MS	10/12/2016	FEDEF-1D	13,907	13,086	7,801
RANDGOLD RESOURCES LTD	MS	10/12/2016	FEDEF-1D	(247)	(16,088)	(24,453)
RAVEN INDUSTRIES	MS	05/06/2017	LIBOR-1M	(9,600)	(150,048)	(154,464)
RAYONIER ADVANCED MATERIALS INC	MS	05/07/2017	LIBOR-1M	8,300	82,917	85,075
RCI HOSPITALITY HOLDINGS INC	MS	05/08/2017	LIBOR-1M	5,899	54,507	60,465
RE/MAX HOLDINGS INC	MS	05/09/2017	LIBOR-1M	2,800	98,000	103,040
REC SILICON	MS	10/24/2016	NIBOR-1W	(490,000)	(97,129)	(107,583)
RECIPHARM	MS	10/24/2016	STIBO-1W	(5,760)	(106,550)	(96,505)
REDDE	MS	10/24/2016	SONIA-1D	(69,800)	(164,463)	(158,087)
RENAULT	MS	10/24/2016	EONIA-1D	424	42,914	40,921
REPUBLIC FIRST BANCORP	MS	12/16/2016	LIBOR-1M	(7,200)	(32,688)	(33,480)
RESOLUTE FOREST PRODUCTS	MS	05/10/2017	LIBOR-1M	(19,200)	(110,841)	(111,552)
RESOURCES GLOBAL PROFESSIONALS	MS	05/11/2017	LIBOR-1M	5,500	74,030	81,235
RIETER	MS	10/24/2016	TOIS-1D	1,377	299,755	285,112
RIGNET INC	MS	05/12/2017	LIBOR-1M	(3,700)	(51,097)	(63,270)
ROCKET INTERNET	MS	10/24/2016	EONIA-1D	(19,587)	(632,514)	(471,021)
ROGERS SUGAR INC	MS	10/14/2016	LIBOR-1M	7,700	25,928	30,750
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2016	SONIA-1D	(117,300)	(428,256)	(394,217)
RTI SURGICAL INC	MS	05/13/2017	LIBOR-1M	15,500	61,845	61,845
RUDOLPH TECHNOLOGIES INC	MS	05/14/2017	LIBOR-1M	10,800	142,344	149,796
RURAL ELECTRIFICATION CORPORATION LTD	MS	10/12/2016	FEDEF-1D	103,452	387,042	277,542
RUSH ENTERPRISES	MS	05/15/2017	LIBOR-1M	(5,100)	(86,394)	(100,419)
RUTH’S HOSPITALITY GROUP INC	MS	05/16/2017	LIBOR-1M	7,700	137,445	122,276
SAFEGUARD SCIENTIFICS INC	MS	05/17/2017	LIBOR-1M	(8,500)	(116,195)	(117,300)
SAFESTORE HOLDINGS	MS	10/24/2016	SONIA-1D	53,300	261,761	263,708
SAFETY INSURANCE GROUP INC	MS	05/18/2017	LIBOR-1M	(1,200)	(65,712)	(67,932)
SAFT	MS	10/24/2016	EONIA-1D	10,360	314,106	321,975
SAIPEM	MS	10/24/2016	EONIA-1D	(535,900)	(239,207)	(256,515)
SAMSUNG C&T CORP	MS	10/13/2016	FEDEF-1D	(2,666)	(309,629)	(306,148)
SAMSUNG C&T CORP	MS	11/01/2017	FEDEF-1D	(751)	(86,869)	(86,240)
SAMSUNG ENGINEERING CO LTD	MS	10/13/2016	FEDEF-1D	(25,294)	(218,351)	(280,484)
SAMSUNG ENGINEERING CO LTD	MS	11/01/2017	FEDEF-1D	(1,807)	(16,938)	(20,038)
SANFILIPP & SON	MS	05/19/2017	LIBOR-1M	1,500	101,055	82,995
SCANDI STANDARD	MS	10/24/2016	STIBO-1W	40,909	298,111	289,193
SCHOUW & CO	MS	10/24/2016	CIBOR-1W	1,440	85,187	84,190
SCICLONE	MS	05/20/2017	LIBOR-1M	6,800	84,252	89,760
SEACHANGE INTERNATIONAL	MS	05/21/2017	LIBOR-1M	(8,400)	(32,676)	(31,332)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SECURITY NATIONAL FINANCIAL CORPORATION	MS	05/22/2017	LIBOR-1M	6,615	$33,171	$32,414
SEEGENE	MS	11/01/2017	FEDEF-1D	(314)	(8,255)	(9,648)
SEOBU T&D	MS	11/01/2017	FEDEF-1D	(2,787)	(47,692)	(56,802)
SERCO GROUP	MS	10/12/2016	FEDEF-1D	(103,259)	(172,889)	(144,961)
SEVEN GROUP HOLDINGS LTD	MS	10/13/2016	LIBOR-1M	23,127	103,138	103,235
SGL CARBON	MS	10/24/2016	EONIA-1D	(6,470)	(74,764)	(75,683)
SHENANDOAH TELECOMMUNICATIONS COMPANY	MS	05/23/2017	LIBOR-1M	5,400	140,832	154,926
SHUTTERSTOCK	MS	05/24/2017	LIBOR-1M	(2,000)	(73,660)	(82,040)
SIERRA BANCORP	MS	05/25/2017	LIBOR-1M	7,300	124,173	128,553
SIGMA PHARMACEUTICALS LTD	MS	10/13/2016	LIBOR-1M	116,867	97,863	98,093
SILICON MOTION	MS	05/26/2017	LIBOR-1M	2,400	92,280	92,520
SILVER SPRING NETWORKS INC	MS	05/27/2017	LIBOR-1M	5,300	73,882	74,465
SIMULATIONS PLUS	MS	05/28/2017	LIBOR-1M	4,118	36,197	33,191
SIRIUS MINERALS	MS	10/24/2016	SONIA-1D	(87,100)	(21,636)	(24,818)
SK CHEMICALS	MS	11/01/2017	FEDEF-1D	(2,098)	(139,702)	(133,703)
SK D&D CO LTD	MS	11/01/2017	FEDEF-1D	(50)	(3,636)	(2,511)
SKY CITY LTD	MS	02/24/2017	LIBOR-1M	3,826	12,514	13,035
SOTHERLY HOTELS	MS	05/29/2017	LIBOR-1M	9,300	47,190	49,476
SPARK NETWORKS	MS	05/30/2017	LIBOR-1M	(5,200)	(11,908)	(12,220)
SPARK NETWORKS	MS	05/30/2017	LIBOR-1M	5,200	11,908	12,220
SPECTRANETICS	MS	06/01/2017	LIBOR-1M	(4,500)	(66,060)	(76,500)
SPEEDCAST INTERNATIONAL LTD	MS	10/13/2016	FEDEF-1D	(21,123)	(64,821)	(73,981)
SPOK HOLDINGS INC	MS	06/02/2017	LIBOR-1M	3,300	55,440	56,067
ST JAMES’S PLACE	MS	10/24/2016	SONIA-1D	(10,630)	(143,055)	(134,667)
STAAR SURGICAL COMPANY	MS	06/03/2017	LIBOR-1M	(12,200)	(96,380)	(94,062)
STAGE STORES	MS	06/04/2017	LIBOR-1M	(12,100)	(83,006)	(89,056)
STANDARD CHARTERED	MS	10/24/2016	SONIA-1D	(54,900)	(448,733)	(442,894)
STEIN MART	MS	06/05/2017	LIBOR-1M	(22,500)	(146,925)	(162,900)
STMICROELECTRONICS	MS	10/24/2016	EONIA-1D	44,243	260,665	271,760
STONERIDGE	MS	06/06/2017	LIBOR-1M	8,100	112,590	115,506
STRATTEC SECURITY CORPORATION	MS	06/07/2017	LIBOR-1M	(1,800)	(103,284)	(95,220)
SUBSEA 7	MS	10/24/2016	NIBOR-1W	9,100	80,540	83,644
SUFFOLK BANCORP	MS	06/08/2017	LIBOR-1M	4,100	97,785	98,359
SUN HYDRAULICS	MS	06/09/2017	LIBOR-1M	(4,300)	(142,932)	(152,134)
SUNEDISON SEMICONDUCTOR LTD	MS	06/10/2017	LIBOR-1M	(12,300)	(72,816)	(70,725)
SUPREME INDUSTRIES INC	MS	06/11/2017	LIBOR-1M	8,900	98,752	110,627
SVG CAPITAL	MS	10/24/2016	SONIA-1D	96,194	723,174	723,877
SW BANCORP	MS	06/12/2017	LIBOR-1M	(8,500)	(132,891)	(136,425)
SWISS LIFE HOLDING	MS	10/24/2016	TOIS-1D	983	256,860	248,114
SYDBANK	MS	10/24/2016	CIBOR-1W	1,070	30,322	30,258
SYKES ENTERPRISES	MS	06/13/2017	LIBOR-1M	5,000	144,050	145,750
SYNERGY RESOURCES CORP	MS	06/14/2017	LIBOR-1M	(2,900)	(22,446)	(20,938)
SYRAH RESOURCES LTD	MS	10/13/2016	FEDEF-1D	(26,197)	(52,646)	(94,551)
TAISHIN FINANCIAL HOLDING CO	MS	09/13/2016	FEDEF-1D	(514,000)	(195,894)	(194,227)
TALGO	MS	10/12/2016	FEDEF-1D	(7,326)	(41,199)	(37,655)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TAMBANG BATUBARA BUKIT ASAM	MS	09/13/2016	FEDEF-1D	139,300	$54,623	$74,484
TANGOE INC	MS	06/15/2017	LIBOR-1M	(10,200)	(74,460)	(89,964)
TEEKAY TANKERS LTD	MS	06/16/2017	LIBOR-1M	17,200	59,340	67,768
TENNANT CO	MS	06/17/2017	LIBOR-1M	(2,600)	(134,212)	(138,866)
TESCO	MS	10/12/2016	FEDEF-1D	(132,370)	(384,584)	(333,136)
TESCO CORP	MS	06/18/2017	LIBOR-1M	(12,900)	(108,231)	(122,034)
TETHYS OIL	MS	10/24/2016	STIBO-1W	24,648	174,241	176,544
TETRA TECH	MS	06/19/2017	LIBOR-1M	18,400	124,016	132,480
THERMON GROUP HOLDINGS INC	MS	06/21/2017	LIBOR-1M	(8,500)	(150,875)	(159,290)
THORN GROUP LTD	MS	10/13/2016	LIBOR-1M	45,130	61,878	48,039
THORN GROUP LTD	MS	09/13/2017	LIBOR-1M	12,156	22,322	12,940
TOBII	MS	10/24/2016	STIBO-1W	(19,015)	(133,384)	(130,275)
TOWER INTERNATIONAL INC	MS	06/22/2017	LIBOR-1M	2,200	58,498	50,490
TPG TELECOM LTD	MS	10/13/2016	FEDEF-1D	(30,064)	(258,574)	(245,691)
TPG TELECOM LTD	MS	09/13/2017	FEDEF-1D	(22,912)	(198,718)	(187,243)
TRAIS CO LTD	MS	10/13/2016	FEDEF-1D	(5,012)	(11,503)	(12,302)
TRAIS CO LTD	MS	11/01/2017	FEDEF-1D	(3,000)	(7,107)	(7,363)
TRANSGLOBE ENERGY	MS	10/14/2016	LIBOR-1M	57,623	86,126	111,154
TRIPLE-S MANAGEMENT CORP	MS	06/23/2017	LIBOR-1M	5,600	135,352	145,824
TRUECAR INC	MS	06/24/2017	LIBOR-1M	(5,000)	(26,800)	(34,200)
TUNGSTEN CORP	MS	10/12/2016	FEDEF-1D	(72,622)	(68,526)	(60,533)
TUNGSTEN CORP	MS	10/24/2016	SONIA-1D	(277,194)	(243,022)	(230,870)
TV AZTECA SAB DE CV	MS	12/05/2016	FEDEF-1D	(224,100)	(32,258)	(31,246)
UFLEX LIMITED	MS	10/12/2016	FEDEF-1D	10,608	22,757	28,260
UNIFI INC	MS	06/25/2017	LIBOR-1M	4,300	91,891	110,768
UNION BANK OF INDIA	MS	10/12/2016	FEDEF-1D	4,545	8,855	8,708
UNIPOLSAI ASSICURAZIONI	MS	10/24/2016	EONIA-1D	(239,500)	(555,097)	(558,937)
UNITED COMMUNITY BANK	MS	06/29/2017	LIBOR-1M	6,800	123,896	136,884
UNIVERSAL FOREST PRODUCTS INC	MS	06/26/2017	LIBOR-1M	1,300	107,120	99,645
UNIVERSAL TRUCK	MS	06/27/2017	LIBOR-1M	(8,500)	(127,670)	(121,210)
USA TRUCK INC	MS	06/28/2017	LIBOR-1M	(6,000)	(90,840)	(106,320)
VANDA PHARMACEUTICALS INC	MS	06/30/2017	LIBOR-1M	(2,400)	(20,280)	(21,360)
VARONIS SYSTEMS INC	MS	07/01/2017	LIBOR-1M	(7,700)	(136,598)	(147,455)
VERBIO VER BIOEN	MS	10/24/2016	EONIA-1D	8,644	82,058	83,979
VERTU MOTORS	MS	10/12/2016	LIBOR-1M	96,891	106,417	82,179
VERTU MOTORS	MS	10/24/2016	SONIA-1D	561,880	488,506	476,191
VIRTUS INVESTMENT PARTNERS INC	MS	07/02/2017	LIBOR-1M	(2,000)	(134,860)	(156,440)
VISHAY PRECISION GROUP INC	MS	07/03/2017	LIBOR-1M	12,600	185,850	188,496
VITAMIN SHOPPE INC	MS	07/04/2017	LIBOR-1M	(2,700)	(76,869)	(73,899)
VOCERA COMMUNICATIONS INC	MS	07/05/2017	LIBOR-1M	7,400	91,168	86,728
VOCUS COMMUNICATIONS LTD	MS	10/13/2016	FEDEF-1D	(6,385)	(36,390)	(42,046)
VOCUS COMMUNICATIONS LTD	MS	09/13/2017	FEDEF-1D	(5,437)	(25,031)	(35,803)
VOESTALPINE	MS	10/24/2016	EONIA-1D	(2,180)	(78,798)	(78,586)
VOLKSWAGEN	MS	10/24/2016	EONIA-1D	(506)	(71,874)	(73,269)
VONOVIA	MS	10/24/2016	EONIA-1D	(19,370)	(679,517)	(651,791)
VSE CORP	MS	07/06/2017	LIBOR-1M	1,000	66,290	62,040
VZ HOLDING	MS	10/24/2016	TOIS-1D	(945)	(272,312)	(294,089)
WABASH NATIONAL CORP	MS	07/07/2017	LIBOR-1M	9,000	111,060	128,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WALLENSTAM	MS	10/24/2016	STIBO-1W	31,633	$274,057	$265,979
WESTFIELD FINANCIAL	MS	07/08/2017	LIBOR-1M	11,300	85,089	86,558
WHA CORPORATIO	MS	10/11/2017	FEDEF-1D	(94,000)	(7,970)	(2,908)
WHITBREAD	MS	10/12/2016	FEDEF-1D	(6,270)	(336,554)	(355,021)
WHITBREAD	MS	10/24/2016	SONIA-1D	(6,110)	(348,906)	(345,690)
WILLBROS GROUP	MS	07/09/2017	LIBOR-1M	13,300	27,531	42,560
WINNEBAGO INDUSTRIES	MS	07/10/2017	LIBOR-1M	(4,800)	(98,160)	(103,872)
WOORIDUL HUEBRAIN LTD	MS	10/13/2016	FEDEF-1D	(11,300)	(31,541)	(43,584)
WORKIVA INC	MS	07/11/2017	LIBOR-1M	(9,000)	(107,280)	(107,190)
WORKSPACE GROUP	MS	10/24/2016	SONIA-1D	5,260	62,102	64,177
WUESTENR&WUERT	MS	10/24/2016	EONIA-1D	5,113	104,512	102,521
XO GROUP INC	MS	07/12/2017	LIBOR-1M	3,800	62,700	67,108
YADKIN FINANCIAL CORP	MS	07/13/2017	LIBOR-1M	(5,400)	(125,334)	(135,108)
YELLOW PAGES LTD	MS	10/14/2016	LIBOR-1M	6,500	99,188	108,079
YOWIE GROUP LTD	MS	10/13/2016	FEDEF-1D	(116,995)	(82,474)	(70,526)
YRC WORLDWIDE INC	MS	07/14/2017	LIBOR-1M	8,300	73,953	76,360
ZAGG INC	MS	07/15/2017	LIBOR-1M	13,500	105,705	108,135
ZELTIQ AESTHETICS INC	MS	07/16/2017	LIBOR-1M	(3,900)	(108,966)	(116,610)
ZODIAC AEROSPACE	MS	10/24/2016	EONIA-1D	(31,920)	(665,071)	(748,410)
ZUMTOBEL GROUP	MS	10/24/2016	EONIA-1D	(5,610)	(75,290)	(73,043)

						$3,138,606

For the six -month period ended April 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE	77	Mar-2016	$29,792
MSCI Emerging Markets	50	Mar-2016	11,917
S&P 500 Index E-MINI	(22)	Mar-2016	(19,030)
U.S. 10-Year Treasury Note	57	Mar-2016	18,159

			$40,838

For the six-month period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
5/6/16	JPY	488,355	USD	4,498	$(93)

A list of the counterparties for the forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Depreciation
Brown Brothers Harriman	$(4,591)	$4,498	$(93)

For the six-month period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $475,127,001.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Security considered Master Limited Partnership. At April 30, 2016, these securities amounted to $224,767 or 0.0% of net assets.
(D)	Interest rate unavailable.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro Overnight Index Average

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LTD — Limited

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Overnight Interbank Average Rate

SPDR — Standard & Poor’s Depositary Receipts

STIBO — Stockholm Interbank Offered Rate

TOIS — Tom/Next Index Swaps Rate

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Registered Investment Companies	$ 279,318,055	$ —	$ —	$ 279,318,055
Common Stock			—
Argentina	233,511	—	—	233,511
Australia	4,807	—	—	4,807
Austria	370,073	—	—	370,073
Bermuda	1,064,397	—	—	1,064,397
Brazil	401,451	—	—	401,451
Canada	2,584,776	—	—	2,584,776
Cayman Islands	71,236	—	—	71,236
Chile	39,335	—	—	39,335
China	3,289,244	—	—	3,289,244
Colombia	141,474	—	—	141,474
Denmark	204,062	—	—	204,062
Finland	267,881	—	—	267,881
Germany	880,199	93,842	—	974,041

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2016
(unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Greece	$73,027	$—	$—	$73,027
Hong Kong	3,046,708	71,059	—	3,117,767
India	49,113	—	—	49,113
Ireland	84,903	—	—	84,903
Israel	942,436	64,281	—	1,006,717
Italy	473,955	—	—	473,955
Japan	4,914,729	10,150	—	4,924,879
Malaysia	749,897	—	—	749,897
Mexico	327,407	—	—	327,407
Netherlands	824,558	—	—	824,558
Norway	339,955	—	—	339,955
Panama	247,092	—	—	247,092
Portugal	192,922	—	—	192,922
Puerto Rico	343,624	—	—	343,624
Singapore	826,298	64,946	—	891,244
South Korea	6,380,376	28,252	—	6,408,628
Sweden	1,305,786	—	—	1,305,786
Switzerland	583,555	—	—	583,555
Taiwan	337,136	—	—	337,136
Thailand	311,612	—	—	311,612
United Kingdom	116,571	—	—	116,571
United States	67,083,894	—	—	67,083,894

Total Common Stock	99,108,000	332,530	—	99,440,530
U.S. Treasury Obligations	—	40,703,629	—	40,703,629
Preferred Stock	108,625	—	—	108,625
Rights	4,344	—	—	4,344
Warrants	—	3,334	—	3,334

Total Investments in Securities	$378,539,024	$41,039,493	$—	$419,578,517

Securities Sold Short	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$ (482,169)	$ —	$ —	$ (482,169)
Canada	(2,937,865)	—	—	(2,937,865)
China	(951,564)	—	—	(951,564)
Germany	(1,253,638)	—	—	(1,253,638)
Greece	(14,079)	—	—	(14,079)
Hong Kong	(2,017,409)	—	—	(2,017,409)
India	(245,004)	—	—	(245,004)
Ireland	(92,752)	—	—	(92,752)
Israel	(385,039)	—	—	(385,039)
Italy	(499,071)	—	—	(499,071)
Japan	(4,360,966)	(142,951)	—	(4,503,917)
Luxembourg	(121,255)	—	—	(121,255)
Netherlands	(1,490,594)	—	—	(1,490,594)
Norway	(58,256)	—	—	(58,256)
Puerto Rico	(132,459)	—	—	(132,459)
Singapore	(630,189)	—	—	(630,189)
Sweden	(376,112)	—	—	(376,112)
Switzerland	(298,819)	—	—	(298,819)
U.S. Virgin Islands	(2,897)	—	—	(2,897)
United Kingdom	(463,291)	—	—	(463,291)
United States	(64,885,672)	—	—	(64,885,672)

Total Common Stock	(81,699,100)	(142,951)	—	(81,842,051)
Registered Investment Companies	(4,601,265)	—	—	(4,601,265)

Total Securities Sold Short	$(86,300,365)	$(142,951)	$—	$(86,443,316)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$87,000	$—	$—	$87,000
Written Options	(1,961,000)	—	—	(1,961,000)
Futures Contracts* Unrealized Appreciation	59,868	—	—	59,868
Unrealized Depreciation	(19,030)	—	—	(19,030)
Forward Foreign Currency Contracts* Unrealized Depreciation	—	(93)	—	(93)
Total Return Swaps* Unrealized Appreciation	—	44,112,952	—	44,112,952
Unrealized Depreciation	—	(40,974,346)	—	(40,974,346)

Total Other Financial Instruments	$(1,833,162)	$3,138,513	$—	$1,305,351

* Futures contracts, forward foreign currency contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

† Represents securities trading outside the United States. The values of which were adjusted as a result of foreign market closure.

For the six-month period ended April 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial

Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2016
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 34.1%
	Shares/Face Amount	Value

OPEN-END FUNDS — 34.1%
AQR Risk-Balanced Commodities Fund	4,802,052	$30,733,132
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,024,125	29,893,542

Total Registered Investment Companies (Cost $73,600,168)		60,626,674

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,016,850	1,460,212
3.625%, 04/15/28	850,280	1,174,582
3.375%, 04/15/32	140,263	204,052
2.500%, 01/15/29	1,065,727	1,344,092
2.375%, 01/15/25	2,075,535	2,479,102
2.375%, 01/15/27	717,220	879,631
2.125%, 02/15/40	554,000	709,964
2.125%, 02/15/41	514,302	664,554
2.000%, 01/15/26	943,774	1,109,069
1.750%, 01/15/28	797,926	929,324
1.375%, 07/15/18	252,901	266,383
1.375%, 01/15/20	520,833	556,762
1.375%, 02/15/44	624,677	701,688
1.250%, 07/15/20	1,190,528	1,278,654
1.125%, 01/15/21	1,311,543	1,401,541
1.000%, 02/15/46	835,585	874,532
0.750%, 02/15/42	1,049,350	1,022,297
0.750%, 02/15/45	2,079,290	2,021,134

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value

0.625%, 07/15/21	$120,983	$127,088
0.625%, 01/15/24	2,699,027	2,821,433
0.625%, 01/15/26	2,040,685	2,147,596
0.625%, 02/15/43	1,784,802	1,685,291
0.375%, 07/15/23	2,160,026	2,230,198
0.375%, 07/15/25	3,124,563	3,208,657
0.250%, 01/15/25	2,487,684	2,518,521
0.125%, 04/15/18	5,090,748	5,176,323
0.125%, 04/15/19	1,978,284	2,020,811
0.125%, 04/15/20	5,563,742	5,680,959
0.125%, 04/15/21	1,745,000	1,784,434
0.125%, 01/15/22	1,073,800	1,091,431
0.125%, 07/15/22	613,493	625,179
0.125%, 01/15/23	2,509,572	2,536,236
0.125%, 07/15/24	2,437,558	2,457,015

Total U.S. Treasury Obligations (Cost $54,435,960)		55,188,745

COMMON STOCK — 30.3%
ENERGY — 28.9%
Buckeye Partners LP (A)	34,600	2,491,200
Cheniere Energy Partners Holdings	20,200	393,496
Columbia Pipeline Partners (A)	54,350	789,705
DCP Midstream Partners LP (A)	42,900	1,401,543
Enbridge	14,900	618,946
Enbridge Energy Management *	87,268	1,849,209
Energy Transfer Equity LP (A)	110,800	1,377,244
Energy Transfer Partners LP (A)	66,893	2,370,019
Enterprise Products Partners LP (A)	151,300	4,038,197
Equities GP Holdings	36,250	959,175
Equities Midstream Partners (A)	28,250	2,239,942
Golar LNG Partners LP (A)	19,370	327,934
Hoegh LNG Partners LP (A)	12,300	221,646
Kinder Morgan	58,302	1,035,444
KNOT Offshore Partners LP (A)	12,200	234,240
Magellan Midstream Partners	37,750	2,720,642
MPLX (A)	81,097	2,610,512
NuStar Energy LP (A)	6,900	348,036
ONEOK	73,700	2,664,255
ONEOK Partners LP (A)	53,025	1,880,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2016
(unaudited)

COMMON STOCK — continued
	Shares/Face Amount(1)		Value

ENERGY (continued)
PBF Logistics (A)		19,600	$422,380
Phillips 66 Partners LP (A)		18,350	1,050,354
Plains All American Pipeline LP (A)		15,300	350,982
Plains GP Holdings, Cl A		147,200	1,457,280
Shell Midstream Partners (A)		41,550	1,569,344
Spectra Energy		53,300	1,666,691
Spectra Energy Partners (A)		39,350	1,984,421
Sunoco Logistics Partners		63,800	1,868,064
Tallgrass Energy GP, Cl A		59,500	1,239,385
Tallgrass Energy Partners (A)		21,300	875,430
Targa Resources		27,900	1,128,834
TC Pipelines LP (A)		6,600	361,482
TransCanada		11,100	460,539
Valero Energy Partners (A)		6,800	324,292
VTTI Energy Partners (A)		43,200	864,000
Western Gas Equity Partners LP (A)		13,980	564,512
Western Gas Partners LP (A)		63,300	3,092,838
Williams Companies		23,000	445,970
Williams Partners (A)		34,900	1,055,027

			51,353,477

FINANCIALS — 0.3%
InfraREIT ‡		34,100	565,378

INDUSTRIALS — 0.8%
Macquarie Infrastructure		20,100	1,414,839

UTILITIES — 0.3%
8Point3 Energy Partners, Cl A		14,600	230,242
NRG Yield, Cl C		21,100	341,398

			571,640

Total Common Stock (Cost $57,835,368)			53,905,334

SOVEREIGN DEBT — 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	183,155	217,741
Italy Buoni Poliennali Del Tesoro 2.600%, 09/15/23	EUR	45,046	60,605

SOVEREIGN DEBT — continued
	Face Amount(1)/ Number of Rights/ Notional Amount		Value

2.550%, 09/15/41	EUR	75,020	$108,119
2.350%, 09/15/24 (B)	EUR	449,845	595,081
2.100%, 09/15/16	EUR	5,280	6,169
1.250%, 09/15/32 (B)	EUR	102,204	121,870
Spain Government Inflation Linked Bond 0.550%, 11/30/19 (B)	EUR	270,000	321,530

Total Sovereign Debt (Cost $1,484,511)			1,431,115

CORPORATE OBLIGATION — 0.0%
ENERGY — 0.0%
California Resources 6.000%, 11/15/24		$45,000	18,731

Total Corporate Obligation (Cost $40,740)			18,731

RIGHTS * — 0.0%
Kinder Morgan Escrow ‡‡ (Cost $—)		49,280	—

Total Investments — 96.2% (Cost $187,396,747)			$171,170,599

PURCHASED OPTIONS/SWAPTIONS * — 0.1%
3 Month LIBOR, Expires 06/02/16, Strike Price $2.950		297,500	$1
AUD/NOK Currency, Expires 06/29/16, Strike Price $6.240		750,000	13,526
CAD/JPY Currency, Expires 06/16/16, Strike Price $82.000		1,510,000	42,627
CHF/NOK Currency, Expires 08/20/16, Strike Price $7.720		900,000	1,139
EUR/USD Currency, Expires 07/08/16, Strike Price $1.105		1,010,000	8,148
EUR/USD Currency, Expires 11/03/16, Strike Price $1.020		1,015,000	4,415
EUR/USD Currency, Expires 11/03/16, Strike Price $1.088		1,015,000	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2016
(unaudited)

PURCHASED OPTIONS/SWAPTIONS * — continued
	Contracts/ Notional Amount	Value

EURO$ 1-Year Interest Rate, Expires 09/16/16, Strike Price $98.750	$61	$12,581
EURO$ 1-Year Interest Rate, Expires 09/16/16, Strike Price $98.250	61	1,906
EURO-BUND Long Bond, Expires 06/21/16, Strike Price $158.500	6	687
GBP/AUD Currency, Expires 06/23/16, Strike Price $1.920	400,000	19,492
GBP/JPY Currency, Expires 05/12/16, Strike Price $165.500	490,000	199
GBP/JPY Currency, Expires 05/15/16, Strike Price $147.500	490,000	57,484
NZD/USD Currency, Expires 05/27/16, Strike Price $0.670	835,000	1,133
USD/CAD Currency, Expires 11/03/16, Strike Price $1.420	1,155,000	3,976
USD/CAD Currency, Expires 11/03/16, Strike Price $1.315	1,155,000	15,383
USD/CAD Currency, Expires 06/10/16, Strike Price $1.305	1,735,000	4,474
USD/MXN Currency, Expires 11/03/16, Strike Price $18.290	1,155,000	25,723
USD/MXN Currency, Expires 11/03/16, Strike Price $19.870	1,155,000	9,672

Total Purchased Options/Swaptions — 0.1% (Cost $206,254)		$222,566

WRITTEN OPTIONS/SWAPTIONS * — (0.2)%
AUD/NOK Currency, Expires 06/29/16, Strike Price $6.030	(750,000)	$(11,743)
AUD/NOK Currency, Expires 06/29/16, Strike Price $6.600	(750,000)	(34,993)
CAD/JPY Currency, Expires 06/16/16, Strike Price $78.000	(3,020,000)	(163,715)
EUR/USD Currency, Expires 07/08/16, Strike Price $1.180	(1,010,000)	(8,410)
EUR/USD Currency, Expires 11/03/16, Strike Price $1.055	(2,030,000)	(15,367)
EURO$1-Year Interest Rate, Expires 09/17/16, Strike Price $98.500	(122)	(9,912)
USD/CAD Currency, Expires 11/03/16, Strike Price $1.365	(2,310,000)	(15,924)
USD/CAD Currency, Expires 06/10/16, Strike Price $1.335	(1,735,000)	(1,573)

WRITTEN OPTIONS/SWAPTIONS * — continued
	Notional Amount	Value

USD/MXN Currency, Expires 11/03/16, Strike Price $19.000	$(2,310,000)	$(32,536)

Total Written Options/Swaptions — 0.1% (Proceeds $129,732)		$(294,173)

For the six-month period ended April 30, 2016, the total amount of all open purchased options/swaptions and written options/swaptions, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bobl	(2)	Jun-2016	$1,063
Euro-BTP	(7)	Jun-2016	(290)
U.S. 10-Year Treasury Note	6	Jun-2016	(1,625)
U.S. 10-Year Ultra Bond	(2)	Jun-2016	1,060
U.S. 2-Year Treasury Note	12	Jul-2016	7,351
U.S. 5-Year Treasury Note	18	Jun-2016	4,032
U.S. Long Treasury Bond	(1)	Jun-2016	(872)
U.S. Ultra Long Treasury Bond	(7)	Jun-2016	5,860

			$16,579

For the six-month period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
5/18/16	AUD	755,000	USD	580,325	$6,698
5/18/16	EUR	385,000	GBP	302,767	1,330
5/2/16-6/6/16	EUR	3,512,000	USD	4,007,680	(15,732)
5/18/16	GBP	322,106	EUR	405,000	(6,674)
5/16/16	GBP	360,000	JPY	58,962,900	28,333
5/18/16	GBP	200,000	USD	292,188	(56)
5/16/16	JPY	57,983,102	GBP	350,000	(33,733)
5/2/16-6/15/16	JPY	122,694,536	USD	1,107,126	(46,852)
5/4/16	MXN	641,000	USD	36,617	(625)
7/1/16	NOK	1,388,045	AUD	225,000	(1,713)
5/18/16	NZD	415,000	USD	282,200	(7,283)
5/18/16	USD	569,697	AUD	740,000	(7,467)
5/2/16-5/4/16	USD	231,820	EUR	205,000	2,934
5/18/16	USD	290,827	GBP	200,000	1,417
5/2/16-6/15/16	USD	1,094,372	JPY	121,114,241	44,760
5/18/16	USD	279,882	NZD	410,000	6,112

					$(28,551)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2016
(unaudited)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Counterparty	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Bank of America	$	(146,380)	$	148,875	$2,495
Barclays		(482,698)		470,593	(12,105)
BNP Paribas		(954,909)		959,231	4,322
Citigroup		(655,891)		647,541	(8,350)
Credit Suisse First Boston		(263,457)		263,831	374
Goldman Sachs		(1,088,943)		1,087,213	(1,730)
HSBC		(602,124)		575,291	(26,833)
JPMorgan Chase Bank		(6,566,044)		6,579,530	13,486
State Street		(11,464)		11,449	(15)
UBS		(219,949)		219,754	(195)

					$(28,551)

For the six-month period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by Fund at April 30, 2016, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Goldman Sachs	1.24%	3M LIBOR + 0 bps	08/31/20	1,940,000	$34	$1,036	$1,070	$—
Morgan Stanley	0.73%	CPTFEMU + 0 bps	01/18/21	700,000	—	(123,171)	—	(123,171)
Goldman Sachs	1.13	3M LIBOR + 0 bps	08/31/21	1,590,000	28	5,444	5,472	—
Morgan Stanley	CPTFEMU + 0 bps	1.15%	01/18/26	700,000	—	131,785	131,785	—
Goldman Sachs	2.07%	3M LIBOR + 0 bps	08/15/41	430,000	10	10,450	10,460	—

					$72	$25,544	$148,787	$(123,171)

For the six-month period ended April 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $178,002,845.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At April 30, 2016, these securities amounted to $32,845,547 or 18.5% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$60,626,674	$—	$—	$60,626,674
U.S. Treasury Obligations	—	55,188,745	—	55,188,745
Common Stock	53,905,334	—	—	53,905,334
Sovereign Debt	—	1,431,115	—	1,431,115
Corporate Obligation	—	18,731	—	18,731
Rights	—	—	—	—

Total Investments in Securities	$114,532,008	$56,638,591	$—	$171,170,599

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$222,566	$—	$—	$222,566
Written Options/ Swaptions	(294,173)	—	—	(294,173)
Futures Contracts* Unrealized Appreciation	19,366	—	—	19,366
Unrealized Depreciation	(2,787)	—	—	(2,787)
Forwards Contracts* Unrealized Appreciation	—	91,584	—	91,584
Unrealized Depreciation	—	(120,135)	—	(120,135)
Interest Rate Swaps* Unrealized Appreciation	—	148,715	—	148,715
Unrealized Depreciation	—	(123,171)	—	(123,171)

Total Other Financial Instruments	$(55,028)	$(3,007)	$—	$(58,035)

* Futures contracts, forward foreign currency contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six-month period ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$830,139,437	$179,145,315	$419,578,517	$171,170,599
Cash Equivalents	23,047,726	1,731,591	30,655,114	11,053,139
Foreign Currency, at Value ††	890,368	6,870	98,286	746,362
Cash	16,177	—	453	—
Receivable from Prime Broker	—	—	109,769,363	—
Receivable for Investment Securities Sold	2,613,427	30,260	12,061,877	1,448,600
Dividends and Interest Receivable	1,222,177	1,133,448	307,384	495,435
Reclaims Receivable	1,084,382	29,800	14,803	940
Receivable for Capital Shares Sold	245,743	29,382	211,408	32,601
Unrealized Appreciation on Forward Foreign Currency Contracts	70,641	—	—	91,584
Prepaid Expenses	9,420	6,713	7,314	5,381
Unrealized Appreciation on Spot Foreign Currency Contracts	2,812	12,422	—	4,460
Cash Pledged as Collateral for Futures Contracts	—	104,499	—	113,197
Purchased Option/Swaption Contracts, at Value †††	—	—	87,000	222,566
Variation Margin Receivable	—	—	1,070,012	4,707
Swap Contracts, at value ††††††	—	—	44,112,952	148,715

Total Assets	859,342,310	182,230,300	617,974,483	185,538,286

Liabilities:
Payable for Investment Securities Purchased	3,144,107	36,420	11,611,303	6,664,005
Investment Advisory Fees Payable — Note 6	463,836	46,316	245,886	64,859
Unrealized Depreciation on Forward Foreign Currency Contracts	353,453	—	93	120,135
Payable for Capital Shares Redeemed	283,435	147,083	14,501	135,277
Shareholder Servicing Fees Payable	68,406	13,846	38,506	13,391
Payable due to Administrator	46,415	9,522	25,876	9,256
Payable due to Trustees	14,771	2,942	8,853	2,916
Chief Compliance Officer Fees Payable	12,399	2,192	6,924	2,160
Unrealized Depreciation on Spot Foreign Currency Contracts	11,570	—	11	—
Management Fees Payable — Note 6	6,962	1,428	3,881	1,388
Written Option/Swaption Contracts, at Value ††††	—	—	1,961,000	294,173
Securities Sold Short, at Value †††††	—	—	86,443,316	—
Swap Contracts, at Value ††††††	—	—	42,165,191	123,171
Variation Margin Payable	—	25,375	31,415	9,482
Stock Loan Fees Payable	—	—	122,362	—
Dividends Payable on Securities Sold Short	—	—	69,437	—
Payable due to Custodian	—	—	—	1,790
Other Accrued Expenses	238,358	86,271	98,927	93,438

Total Liabilities	4,643,712	371,395	142,847,482	7,535,441

Net Assets	$854,698,598	$181,858,905	$475,127,001	$178,002,845

† Cost of Investments	$763,425,547	$198,255,092	$431,603,372	$187,396,747
†† Cost of Foreign Currency	872,281	12,240	106,424	742,523
††† Cost of Purchased Option/Swaption Contracts	—	—	179,772	206,254
†††† Proceeds from Written Option/Swaption Contracts	—	—	2,352,342	129,732
††††† Proceeds from Securities Sold Short	—	—	87,085,241	—
†††††† Swap premiums (paid)/received	—	—	(1,190,845)	72

NET ASSETS CONSIST OF:
Paid-in Capital	$797,781,188	$202,350,144	$480,818,706	$211,245,957
Undistributed (Distributions in Excess of) Net Investment Income	424,119	7,972,770	(1,247,632)	5,668,697
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	(9,926,736)	(9,270,361)	3,430,995	(22,556,256)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	66,713,890	(19,109,777)	(11,084,360)	(16,374,277)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	—	(81,665)	40,838	16,579
Net Unrealized Appreciation on Swap Contracts	—	—	3,138,606	25,544
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	(293,863)	(2,206)	29,848	(23,399)

Net Assets	$854,698,598	$181,858,905	$475,127,001	$178,002,845

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	76,231,180	20,677,798	47,750,454	23,209,002

Net Asset Value, Offering and Redemption Price Per Share	$11.21	$8.79	$9.95	$7.67

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2016

STATEMENTS OF OPERATIONS (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$8,833,161	$2,257,397	$1,288,379	$1,237,758
Income Distributions from Registered Investment Companies	—	1,500,446	10,123,706	96,134
Interest	40,319	1,480,382	154,127	—
Less: Foreign Taxes Withheld	(422,784)	(5,751)	(81,148)	(1,725)

Total Investment Income	8,450,696	5,232,474	11,485,064	1,332,167

Expenses
Investment Advisory Fees — Note 6	2,704,549	245,736	1,532,108	350,750
Administration Fees — Note 5	272,035	52,621	158,078	50,950
Shareholder Servicing Fees — Note 5	189,543	36,685	110,101	35,487
Management Fees — Note 6	40,326	7,805	23,424	7,550
Trustees’ Fees	30,476	5,877	17,989	5,655
Chief Compliance Officer Fees	18,261	3,591	10,882	3,469
Custodian Fees	226,621	19,689	192,165	27,721
Legal Fees	43,811	8,315	25,694	8,063
Audit Fees	30,469	25,580	20,597	25,418
Transfer Agent Fees	28,534	16,274	22,259	16,325
Printing Fees	23,393	4,778	13,676	4,336
Registration Fees	8,071	6,005	5,710	5,196
Dividend Expense on Securities Sold Short — Note 2	—	—	876,253	—
Stock Loan Fees — Note 2	—	—	737,216	—
Insurance and Other Expenses	74,701	12,360	32,423	7,977

Total Expenses	3,690,790	445,316	3,778,575	548,897

Less:
Commission Recapture — Note 5	(2)	(2)	—	—
Fees Paid Indirectly — Note 5	(1)	(1)	(1)	(1)

Net Expenses	3,690,787	445,313	3,778,574	548,896

Net Investment Income	4,759,909	4,787,161	7,706,490	783,271

Net Realized Gain (Loss) on:
Investments	(5,948,753)	(11,882,371)	(7,010,328)	(7,783,252)
Capital Gain Distributions from Registered Investment Companies	638,668	3,001,963	1,731,709	—
Securities Sold Short	—	—	7,794,352	—
Futures Contracts	—	107,604	(553,890)	(79,220)
Swap Contracts	—	—	113,567	15,429
Purchased Option/Swaption Contracts	—	—	2,101,339	(311,385)
Written Option/Swaption Contracts	—	—	2,559,503	111,021
Foreign Currency Transactions	9,031	(143,372)	(155,639)	(146,831)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,619,029)	5,519,627	(6,009,051)	8,389,307
Securities Sold Short	—	—	(9,678,274)	—
Futures Contracts	—	(129,511)	254,867	89,094
Swap Contracts	—	—	1,891,821	61,710
Purchased Option/Swaption Contracts	—	—	(271,974)	81,875
Written Option/Swaption Contracts	—	—	883,069	(203,500)
Foreign Currency Transactions	(259,564)	1,483	50,115	(73,748)

Net Realized and Unrealized Gain (Loss)	(10,179,647)	(3,524,577)	(6,298,814)	150,500

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,419,738)	$1,262,584	$1,407,676	$933,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months ended April 30, 2016 (unaudited)	Year ended October 31, 2015	Six-Months ended April 30, 2016 (unaudited)	Year ended October 31, 2015
Operations:
Net Investment Income	$4,759,909	$7,703,676	$4,787,161	$6,853,254
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(5,301,054)	52,640,233	(8,916,176)	4,449,316
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(4,878,593)	(49,401,804)	5,391,599	(32,384,941)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,419,738)	10,942,105	1,262,584	(21,082,371)

Dividends and Distributions from:
Net Investment Income	(11,255,805)	(8,604,898)	(3,875,011)	(6,517,102)
Net Realized Gains	(52,163,499)	(58,054,993)	(2,519,770)	—

Total Dividends and Distributions	(63,419,304)	(66,659,891)	(6,394,781)	(6,517,102)

Capital Share Transactions:
Issued	78,317,681	124,286,730	28,281,709	29,895,200
Reinvestment of Dividends	63,419,304	66,659,891	6,394,781	6,517,102
Redeemed	(71,341,103)	(84,809,892)	(11,050,095)	(8,625,553)

Net Increase in Net Assets from Capital Share Transactions	70,395,882	106,136,729	23,626,395	27,786,749

Total Increase in Net Assets	1,556,840	50,418,943	18,494,198	187,276

Net Assets:
Beginning of Period	853,141,758	802,722,815	163,364,707	163,177,431

End of Period	$854,698,598	$853,141,758	$181,858,905	$163,364,707

Undistributed Net Investment Income	$424,119	$6,920,015	$7,972,770	$7,060,620

Shares Issued and Redeemed:
Issued	7,265,894	10,022,164	3,540,163	2,959,191
Reinvestment of Dividends	5,713,141	5,421,403	784,289	660,401
Redeemed	(6,397,360)	(6,802,164)	(1,356,157)	(861,185)

Net Increase in Shares Outstanding from Share Transactions	6,581,675	8,641,403	2,968,295	2,758,407

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months ended April 30, 2016 (unaudited)	Year ended October 31, 2015	Six-Months ended April 30, 2016 (unaudited)	Year ended October 31, 2015
Operations:
Net Investment Income	$7,706,490	$10,722,503	$783,271	$2,645,221
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	6,580,613	20,242,241	(8,194,238)	(9,386,525)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(12,879,427)	(8,705,872)	8,344,738	(26,425,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,407,676	22,258,872	933,771	(33,166,571)

Dividends and Distributions from:
Net Investment Income	(8,564,648)	(15,413,990)	(122,117)	(808,185)
Net Realized Gains	(18,290,297)	(4,112,032)	—	—
Return of Capital	—	—	—	(2,152,474)

Total Dividends and Distributions	(26,854,945)	(19,526,022)	(122,117)	(2,960,659)

Capital Share Transactions:
Issued	33,723,244	60,590,037	30,715,487	36,395,097
Reinvestment of Dividends	26,854,941	19,526,022	122,116	2,960,659
Redeemed	(40,139,376)	(32,786,484)	(6,978,825)	(6,037,752)

Net Increase in Net Assets from Capital Share Transactions	20,438,809	47,329,575	23,858,778	33,318,004

Total Increase (Decrease) in Net Assets	(5,008,460)	50,062,425	24,670,432	(2,809,226)

Net Assets:
Beginning of Period	480,135,461	430,073,036	153,332,413	156,141,639

End of Period	$475,127,001	$480,135,461	$178,002,845	$153,332,413

Undistributed (Distributions in Excess of) Net Investment Income	$(1,247,632)	$(389,474)	$5,668,697	$5,007,543

Shares Issued and Redeemed:
Issued	3,358,870	5,780,884	4,410,101	4,201,312
Reinvestment of Dividends	2,672,833	1,896,512	17,032	351,336
Redeemed	(3,972,127)	(3,147,631)	(998,735)	(694,468)

Net Increase in Shares Outstanding from Share Transactions	2,059,576	4,529,765	3,428,398	3,858,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2016 (unaudited) and year or period ended October 31,

For a share outstanding throughout the years or periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2016@	$12.25	$0.07	$(0.19)	$(0.12)	$(0.16)	$(0.76)	$—	$(0.92)	$11.21	(0.87)%	$854,699	0.92%	0.92%	1.18%	26%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2016@	$9.22	$0.25	$(0.34)	$(0.09)	$(0.20)	$(0.14)	$—	$(0.34)	$8.79	(0.57)%	$181,859	0.57%	0.57%	6.14%	17%
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$—	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2016@	$10.51	$0.17	$(0.15)	$0.02	$(0.18)	$(0.40)	$—	$(0.58)	$9.95	0.28%	$475,127	1.61%‡	1.61%	3.29%	50%
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2016@	$7.75	$0.04	$(0.11)^	$(0.07)	$(0.01)	$—	$—	$(0.01)	$7.67	(0.96)%	$178,003	0.73%	0.73%	1.04%	19%
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

@	For the six-months ended April 30, 2016. All ratios for the period have been annualized.
#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.93%, 0.96%, 0.63%, 0.67% and 0.84%, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 57 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholders interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Equity Linked Notes (“ELN”) are valued daily at the bid price provided by the ELN’s counterparty. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, the Global Public Equity Fund had one fair valued security which amounted to $0 and represented 0.00% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

For the six-month period ended April 30, 2016, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the six-month period ended April 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six-month period ended April 30, 2016, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Equity Linked Notes — The Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. At maturity or the predetermined conversion date, the level of the underlying share price is compared to the predetermined final cap price. If there has been an increase, then the investor receives a return linked to that increase, plus the nominal amount of the note. However, if the share price has remained static or have fallen compared to the predetermined final cap price, then the investor is still guaranteed to receive the nominal amount of the bond, or a converted amount of common stock, but the value may be less than the initial investment, resulting

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

in a loss. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividend or to deliver common stock at maturity.

Futures Contracts — The Income Opportunities Fund, Public Alternatives Fund and Real Assets Fund each utilized futures contracts during the six-month period ended April 30, 2016. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open option/swaption contracts as of April 30, 2016, as disclosed in the Funds’ Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest,

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of April 30, 2016, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2016, the Public Alternatives Fund and Real Assets Fund each have entered into swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2016 the Public Alternatives Fund swap agreements were with four counterparties and Real Assets Fund swap agreements were with two counterparties.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2016, was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended April 30, 2016			Period Ended April 30, 2016
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$—		Unrealized depreciation on forward foreign currency contracts	$93
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	41,709	*	Net Assets — Unrealized depreciation on futures contracts	19,030	*
	Net Assets — Unrealized appreciation on swap contracts	44,112,952	†	Net Assets — Unrealized depreciation on swap contracts	40,974,346	†
	Purchased options at Value	87,000		Written options at Value	1,961,000
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	18,159	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Total Derivatives not accounted for as hedging instruments		$44,259,820			$42,954,469

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

	Asset Derivatives			Liability Derivatives
	Period Ended April 30, 2016			Period Ended April 30, 2016
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Real Asset Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$91,584		Unrealized depreciation on forward foreign currency contracts	$120,135
	Purchased options/swaptions contracts, at Value	222,566		Written options/swaptions contracts, at Value	294,173
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	19,366	*	Net Assets — Unrealized depreciation on futures contracts	2,787	*
	Net Assets — Unrealized appreciation on swap contracts	148,715	†	Net Assets — Unrealized depreciation on swap contracts	123,171	†

Total Derivatives not accounted for as hedging instruments		$482,231			$540,266

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2016, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$(553,890)	$—	$113,567	$2,101,339	$2,559,503	$4,220,519
Foreign exchange contracts	—	(101,594)	—	—	—	(101,594)
Total	$(553,890)	$(101,594)	$113,567	$2,101,339	$2,559,503	$4,118,925

Real Assets Fund
Foreign exchange contracts	$—	$(104,185)	$—	$(83,037)	$21,098	$(166,124)
Interest rate contracts	(79,220)	—	15,429	(228,348)	89,923	(202,216)
Total	$(79,220)	$(104,185)	$15,429	$(311,385)	$111,021	$(368,340)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Foreign exchange contracts	$—	$(93)	$—	$—	$—	$(93)
Equity contracts	217,122	—	1,891,821	(271,974)	883,069	2,270,038
Interest rate contracts	37,745	—	—	—	—	37,745
Total	$254,867	$(93)	$1,891,821	$(271,974)	$883,069	$2,757,690
Real Assets Fund
Foreign exchange contracts	$—	$(85,910)	$—	$72,591	$(164,441)	$(177,760)
Interest rate contracts	89,094	—	61,710	9,284	(39,059)	121,029
Total	$89,094	$(85,910)	$61,710	$81,875	$(203,500)	$(56,731)

Written option and swaption transactions entered into during the six-month period ended April 30, 2016 are summarized as follows:

Fund	Written Options

Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2015	606	$2,503,933
Written	3,612	16,236,413
Closing buys	(3,618)	(16,388,004)
Balance as of April 30, 2016	600	$2,352,342

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

Fund	Written Options		Swaptions
Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2015	23	$14,650	$6,655,000	$115,400
Written	240	31,640	34,155,000	192,698
Expired	(90)	(14,757)	(5,090,000)	(98,761)
Closing buys	(51)	(19,529)	(21,805,000)	(91,609)
Balance as of April 30, 2016	122	$12,004	$13,915,000	$117,728

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Public Alternatives Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$44,112,952	$(40,974,346)	$3,138,606	$(3,138,606)	$—
	$44,112,952	$(40,974,346)	$3,138,606	$(3,138,606)	$—
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$40,974,346	$(40,974,346)	$—	$—	$—
Short sales	86,443,316	—	86,443,316	(86,443,316)	—
	$127,417,662	$(40,974,346)	$86,443,316	$(86,443,316)	$—
Real Assets Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Interest rate swaps**	$148,715	$(123,171)	$25,544	$(25,544)	$—
	$148,715	$(123,171)	$25,544	$(25,544)	$—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount‡
Interest rate swaps**	$123,243	$(123,243)	$—	$—	$—
	$123,243	$(123,243)	$—	$—	$—

**	Amounts presented represent net unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums paid on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-month period ended April 30, 2016, the Funds paid $272,035 in the Global Public Equity Fund, $52,621 in the Income Opportunities Fund, $158,078 in the Public Alternatives Fund and $50,950 in the Real Assets Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund and the Income Opportunities Fund had expenses reduced by $2 and $2, respectively, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. The funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six-month period ended April 30, 2016, the Funds earned credits of $1 each, which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statement of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services

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April 30, 2016

to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2016, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Chautauqua Capital Management, LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Numeric Investors LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

Income Opportunities Fund
OFI SteelPath, Inc.
Strategic Income Management LLC

Public Alternatives Fund
AJO, LP
AJO Global Market Neutral
ClariVest Asset Management LLC
Numeric Investors LLC
Wells Fargo Portfolio Risk Advisors

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-month period ended April 30, 2016, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$22,739,648	$210,521,725	$—	$—
Income Opportunities Fund	52,445,977	26,519,401	386,577	—
Public Alternatives Fund	82,619,961	65,749,071	40,992,109	41,602,398
Real Assets Fund	33,313,692	12,383,638	22,740,410	15,575,027

The cost of short sales and purchases to cover for the six-month period ended April 30, 2016, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$124,737,642	$131,329,781	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

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April 30, 2016

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2015 and October 2014, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2015	$17,766,015	$48,893,876	—	$66,659,891
2014	29,735,214	8,080,966	—	37,816,180
Income Opportunities Fund
2015	$4,444,148	2,072,954	$—	$6,517,102
2014	8,610,068	2,624,584	670,102	11,904,754
Public Alternatives Fund
2015	$15,413,990	$4,112,032	—	$19,526,022
2014	7,855,349	—	—	7,855,349
Real Assets Fund
2015	$808,988	—	$2,151,671	$2,960,659
2014	2,583,574	632,367	2,549,086	5,765,027

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$12,338,550	$47,721,712	$—	$65,761,893	$(65,703)	$125,756,452
Income Opportunities Fund	—	2,518,822	—	(17,867,936)	(9,928)	(15,359,042)
Public Alternatives Fund	13,741,437	4,275,544	—	1,405,280	333,303	19,755,564
Real Assets Fund	—	—	(11,939,936)	(22,011,550)	(103,280)	(34,054,766)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Real Assets Fund has $4,534,465 of short-term capital losses and $7,405,471 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$763,425,547	$110,791,559	$(44,077,669)	$66,713,890
Income Opportunities Fund	198,255,092	4,022,721	(23,132,498)	(19,109,777)
Public Alternatives Fund	431,603,372	11,332,595	(23,357,450)	(12,024,855)
Real Assets Fund	187,396,747	3,085,526	(19,311,674)	(16,226,148)

The Federal tax cost and aggregate unrealized appreciation and depreciation on securities sold short held by the Funds at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Public Alternatives Fund	$87,085,241	$ 7,258,846	$ (6,616,921)	$ 641,925

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific

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April 30, 2016

industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$991.30	0.92%	$4.55
Hypothetical 5% Return	$1,000.00	$1,020.29	0.92%	$4.62
Income Opportunities Fund

Actual Fund Return	$1,000.00	$994.30	0.57%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.03	0.57%	$2.87
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,002.80	1.61%	$8.02
Hypothetical 5% Return	$1,000.00	$1,016.86	1.61%	$8.07
Real Assets Fund

Actual Fund Return	$1,000.00	$990.40	0.73%	$3.61

Hypothetical 5% Return	$1,000.00	$1,021.23	0.73%	$3.67

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Global Public Equity Fund’s (the “Fund”) sub-advisory agreement must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the following agreement (the “Agreement”) for an additional one-year term:

•	the Sub-Advisory Agreement between the Adviser and LSV Asset Management (the “Sub-Adviser”) on behalf of the Fund.

In preparation for the meeting, the Trustees requested that the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided. The Trustees used this information, as well as other information that the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Adviser and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Adviser’s contribution thereto, over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Adviser provided information regarding and led discussions of factors impacting the Sub-Adviser’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Adviser’s performance was satisfactory, or, where the Sub-Adviser’s performance was materially below the Fund’s benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve performance. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Sub-Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Global Public Equity Fund’s (the “Fund”) sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or interested persons of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

Chautauqua Capital Management, LLC (“Chautauqua”) had been serving as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between the Adviser and Chautauqua (the “Prior Sub-Advisory Agreement”). On January 15, 2016, Chautauqua was acquired by Baird Financial Corporation (“BFC”) and merged into Robert W. Baird & Co. Incorporated (the “Sub-Adviser”), a wholly-owned subsidiary of BFC (the “Transaction”). As a result of the Transaction, Chautauqua ceased to exist as a separate legal entity, and the Chautauqua investment professionals now provide asset management services as a group within Baird. In anticipation of the Transaction resulting in the automatic termination of the Prior Sub-Advisory Agreement, a Board meeting was held on December 9, 2015 (the “Meeting”) to decide whether to approve a new sub-advisory agreement between the Adviser and the Sub-Adviser, with respect to the Fund (the “New Sub-Advisory Agreement”).

In preparation for the Meeting, the Trustees requested that the Adviser, Chautauqua and the Sub-Adviser furnish information necessary to evaluate the terms of the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, Chautauqua, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the Meeting, and other meetings held since the approval of the Prior Sub-Advisory Agreement, to help them decide whether to approve the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, Chautauqua and the Sub-Adviser regarding: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that Chautauqua and the Sub-Adviser were undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by the Sub-Adviser; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Sub-Adviser; (vi) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Sub-Adviser’s investment experience; and (ix) Chautauqua’s investment management personnel and the Fund’s performance attributable to Chautauqua.

Representatives from the Adviser, Chautauqua and the Sub-Adviser then presented additional information and participated in question and answer sessions at the Meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the New Sub-Advisory Agreement.

Based on their evaluation of the information provided by the Adviser, Chautauqua and the Sub-Adviser, the Trustees, including all of the trustees who are not parties to the New Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New Sub-Advisory Agreement (the “Independent Trustees”), voting separately, approved the New Sub-Advisory Agreement at the Meeting. In considering the approval of the New Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the investment performance of the Fund and Chautauqua; and (iii) the fees to be paid to the Sub-Adviser, as discussed in further detail below. In addition, the Board considered representations from the Sub-Adviser that the Transaction was not expected to result in any material changes to the nature, extent and quality of the services to be provided to the Fund, and that the portfolio managers of the Fund were not expected to change in connection with the Transaction.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Sub-Adviser to the Fund, including the quality of the continuing portfolio management personnel, the resources of the Sub-Adviser and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Sub-Advisory Agreement, and noted that the terms of the New Sub-Advisory Agreement were identical to those of the Prior Sub-Advisory Agreement, except for the name of the sub-adviser and the date. The Trustees also reviewed the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2016

Investment Performance of the Fund and Chautauqua

The Board was provided with regular reports regarding the Fund’s performance, and Chautauqua’s contribution thereto, over various time periods, including since inception. Representatives from Chautauqua provided information regarding and led discussions of factors impacting Chautauqua’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that Chautauqua’s performance was satisfactory. Based on this information and the representation that the portfolio managers of the Fund were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that Chautauqua had been able to achieve for the Fund were sufficient to support approval of the New Sub-Advisory Agreement.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Sub-Adviser. The Trustees also reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser would be the same as the fee payable to Chautauqua. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Adviser. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

Because the Sub-Adviser is new to the Fund and has not managed Fund assets, it was not possible to determine the profitability that the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Sub-Adviser’s sub-advisory agreement.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016